(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

INVESTMENT GRADE BOND
FUND
SEMIANNUAL REPORT
MARCH 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   20    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  24    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first quarter of 1997 came to an end, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction over the second half of March. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the fund's total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997           PAST 6   PAST 1   LIFE OF
                                       MONTHS   YEAR     FUND

Spartan Investment Grade Bond          2.25%    4.35%    35.29%

Lehman Brothers Aggregate Bond Index   2.42%    4.91%    30.43%

Corporate Debt BBB Funds Average       2.64%    5.02%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 1, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the corporate debt BBB funds average, which reflects the performance of 115 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997           PAST 1   LIFE OF
                                       YEAR     FUND

Spartan Investment Grade Bond          4.35%    6.95%

Lehman Brothers Aggregate Bond Index   4.91%    6.08%

Corporate Debt BBB Funds Average       5.02%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
 1992/10/01      10000.00                    10000.00
  1992/10/31       9812.23                     9867.42
  1992/11/30       9910.58                     9869.65
  1992/12/31      10141.51                    10026.59
  1993/01/31      10397.72                    10218.86
  1993/02/28      10729.65                    10397.75
  1993/03/31      10789.98                    10441.07
  1993/04/30      10830.04                    10513.78
  1993/05/31      10871.84                    10527.17
  1993/06/30      11226.71                    10717.95
  1993/07/31      11392.79                    10778.57
  1993/08/31      11782.44                    10967.50
  1993/09/30      11816.73                    10997.62
  1993/10/31      11913.99                    11038.71
  1993/11/30      11705.42                    10944.81
  1993/12/31      11740.02                    11004.13
  1994/01/31      11984.80                    11152.70
  1994/02/28      11571.41                    10958.94
  1994/03/31      11183.62                    10688.76
  1994/04/30      11070.36                    10603.41
  1994/05/31      11000.02                    10601.92
  1994/06/30      10994.05                    10578.49
  1994/07/31      11184.69                    10788.61
  1994/08/31      11183.61                    10802.00
  1994/09/30      11019.13                    10643.01
  1994/10/31      10995.76                    10633.53
  1994/11/30      11028.07                    10609.91
  1994/12/31      11132.78                    10683.18
  1995/01/31      11333.41                    10894.60
  1995/02/28      11549.35                    11153.63
  1995/03/31      11689.77                    11222.06
  1995/04/30      11838.95                    11378.82
  1995/05/31      12332.88                    11819.15
  1995/06/30      12424.27                    11905.80
  1995/07/31      12383.63                    11879.21
  1995/08/31      12539.11                    12022.57
  1995/09/30      12665.77                    12139.54
  1995/10/31      12831.52                    12297.41
  1995/11/30      13022.66                    12481.68
  1995/12/31      13204.49                    12656.85
  1996/01/31      13294.65                    12740.90
  1996/02/29      13063.03                    12519.43
  1996/03/31      12964.75                    12432.41
  1996/04/30      12876.88                    12362.49
  1996/05/31      12843.90                    12337.39
  1996/06/30      13004.84                    12503.07
  1996/07/31      13036.96                    12537.28
  1996/08/31      13015.72                    12516.27
  1996/09/30      13230.84                    12734.39
  1996/10/31      13515.06                    13016.48
  1996/11/30      13731.49                    13239.43
  1996/12/31      13616.13                    13116.33
  1997/01/31      13661.24                    13156.50
  1997/02/28      13686.05                    13189.22
  1997/03/31      13530.63                    13043.07
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Investment Grade Bond Fund on October 1, 1992, when the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $13,531 - a 35.31% increase on the initial investment. This assumes the fund was still owned on March 31, 1997 and therefore does not include the effect of the $5 account closeout fee on an average sized account. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown to $13,043 - a 30.43% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED SEPTEMBER 30,                 OCTOBER
      ENDED                                                  1, 1992
      MARCH 31,                                              (COMMENCEME
                                                             NT
                                                             OF OPERATIONS) T
                                                             O
                                                             SEPTEMBER 30,

      1997         1996                        1995   1994   1993

Dividend return               3.16%    6.33%    7.66%    6.24%     8.77%

Capital appreciation return   -0.91%   -1.88%    7.27%   -13.01%    9.37%

Total return                  2.25%    4.45%    14.93%   -6.77%    18.14%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account. DIVIDENDS AND YIELD
PERIODS ENDED MARCH 31, 1997   PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            5.58(cents)   31.82(cents)   63.98(cents)

Annualized dividend rate       6.58%         6.32%          6.39%

30-day annualized yield        6.65%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.99 over the past one month, $10.10 over the past six months and $10.02 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the yield would have been 6.39%.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Kevin Grant became Portfolio Manager of Spartan Investment Grade Bond Fund on February 3, 1997.
Q. KEVIN, HOW HAS THE FUND PERFORMED?
A. For the six months that ended March 31, 1997, the fund had a total return of 2.25%. That slightly lagged the 2.64% return of the corporate debt BBB funds average tracked by Lipper Analytical Services. For the same six-month period, the Lehman Brothers Aggregate Bond Index posted a return of 2.42%. For the 12 months that ended March 31, 1997, the fund returned 4.35%, while the corporate debt BBB funds average and the Lehman Brothers Aggregate Bond Index returned 5.02% and 4.91%, respectively.
Q. WHAT WAS THE BOND MARKET LIKE OVER THE PAST SIX MONTHS?
A. The market did a turnaround over the period. In the fourth quarter of 1996, the bond market rallied through the end of November as investors thought the economy was slowing and believed that the Federal Reserve Board wouldn't raise short-term interest rates. Then, in December Fed Chairman Alan Greenspan expressed concern that sentiment in the capital markets was characterized by "irrational exuberance." That proved to be a turning point. The bond market took Greenspan's comments to mean that the Fed was going to become more aggressive in fighting inflation by raising interest rates to slow the economy. As a result, interest rates rose - and bond prices fell - in anticipation of the Fed's action. At the end of February, Greenspan testified before Congress, reiterating the Fed's inclination to raise rates. And, indeed, in March the Fed did increase the fed funds rate, the rate banks charge each other for overnight loans. The market, however, had already anticipated such a move.
Q. WHY DID THE FUND'S RETURN TRAIL THAT OF THE LIPPER AVERAGE?
A. The fund's duration - or sensitivity to interest rates - is maintained in line with the duration of the overall market as represented by the fund's benchmark index. Many of the funds that comprise the Lipper average tend to maintain longer durations - and, hence, more interest rate sensitivity - than the fund and the index. Therefore, when interest rates fell - and bond prices rose - during the last part of 1996, the funds with longer durations generally performed better than this fund.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND?
A. First off, I'd like to mention that the former manager, Michael Gray, and I worked very closely together for some time. As a result, the transition was quite smooth. I maintained a stake in corporate bonds, concentrating on those companies that I felt wouldn't be affected by shifts in the economy. In particular, I've been attracted to bonds issued by banks. Historically, bank earnings were sensitive to the economy. However, over the past several years, banks increased their fees, making them less sensitive to interest rates and loans. Bonds issued by energy companies proved to be positive performers for the fund, helped by an upward spike in energy prices in the winter. This rise in prices helped increase the companies' cash flows, which they used to pay down debt. In the corporate area overall, I've focused on shorter maturities in the two- to four-year range. These bonds offer a yield advantage over Treasuries, but are short enough in maturity that they shouldn't markedly underperform Treasuries if the market becomes nervous about credit risk.
Q. WERE THERE OTHER TYPES OF CORPORATE BONDS THAT INTERESTED YOU?
A. Yes. Bank bonds known as capital securities presented an opportunity during the period. Because of a change brought about by the Fed last fall, banks were given the ability to issue these long-term bonds for which the interest payments are tax-deductible by the banks. A new market was created, as banks sought to issue as many capital securities as possible before Congress had the chance to close this tax loophole. A flood of capital securities came to market very cheaply, so I added some to the fund. I also was attracted to put bonds, which are described at length in my additional comments at the end of this interview.
Q. WHAT ABOUT MORTGAGE-BACKED SECURITIES? WERE THEY ATTRACTIVE INVESTMENTS?
A. Late last year, the mortgage market started to get very expensive by historical standards. As a result, the fund's mortgage position was reduced. Mortgage-backed securities continued to get very rich - or expensive - through January and February, and I've maintained a smaller stake in them than the fund did six months ago.
Q. WHAT'S YOUR OUTLOOK?
A. I don't manage the fund based on any prediction about the economy or the market. However, I do believe that at least one more interest rate increase by the Fed is priced into the market. As far as the fund is concerned, I'll probably keep a reduced stake in mortgages because the sector is trading at such rich levels. On the other hand, corporate bonds have cheapened a bit, making that sector somewhat attractive. While I won't be forecasting where the economy is going, I will be keeping an eye on the effect any slowdown in the economy might have on individual company performance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
FUND NUMBER: 448
TRADING SYMBOL: FSIBX
STATE DATE: October 1, 1992
SIZE: as of March 31, 1997,
more than $356 million
MANAGER: Kevin Grant, since
February 1997; also
manager of several Fidelity
investment-grade taxable
bond funds; joined Fidelity in
1993
(checkmark)
KEVIN GRANT ON PUT BONDS:
"Put bonds have proven to be
attractive investments for the
fund. These are corporate
issues that give the investor
the option to redeem the
security at some point prior to
its actual maturity. They are
very attractive for their
flexibility and ability to provide
positive performance in a
variety of investing
environments. For example,
let's say the fund holds a
position in a 10-year
corporate bond that is "putable"
in five years. If interest rates
are higher in five years, we'll
exercise the put, get our money
and reinvest that money at
the higher rate. Conversely, if
rates are lower after five
years, we'll hang onto the
bonds. Then, instead of having
a bond that is maturing, we'll
have a security offering an
above-market rate that has
another five years to maturity. In
a fund like this that invests in
mortgage securities, put
bonds tend to offset
prepayment risk - or the risk
that mortgage holders will pay
off their loans before maturity
to take advantage of lower
interest rates."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF MARCH 31, 1997
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

Aaa                  58.5           75.9

Aa                   3.2            3.0

A                    10.3           10.5

Baa                  15.1           8.9

Ba                   4.8            1.7

Non-rated            0.0            0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF MARCH 31, 1997
               6 MONTHS AGO

Years    8.0    7.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF MARCH 31, 1997
               6 MONTHS AGO

Years    4.8    4.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1997 * AS OF SEPTEMBER 30, 1996 **
Corporate bonds 31.6%
U.S. government
and government
agency obligations 34.3%
U.S. government
agency - mortgage-
backed securities 19.6%
Short-term
investments 8.1%
Other 6.4%
Corporate bonds 21.0%
U.S. government
and government
agency obligations 47.8%
U.S. government
agency - mortgage-
backed securities 25.1%
Short-term
investments 0.0%
Other 6.1%
Row: 1, Col: 1, Value: 6.4
Row: 1, Col: 2, Value: 8.1
Row: 1, Col: 3, Value: 19.6
Row: 1, Col: 4, Value: 34.3
Row: 1, Col: 5, Value: 31.6
Row: 1, Col: 1, Value: 6.1
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 25.1
Row: 1, Col: 4, Value: 47.8
Row: 1, Col: 5, Value: 21.0
* FOREIGN
 INVESTMENTS 5.9%
** FOREIGN
 INVESTMENTS 7.6%
INVESTMENTS MARCH 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 31.6%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.3%
Praxair, Inc., 6.90%, 11/1/06  A3 $ 1,000,000 $ 963,960
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Tennessee Gas Pipeline Co. 7%, 3/15/27  Baa3  870,000  845,057
TEXTILES & APPAREL - 0.8%
Levi Strauss & Co. 7%, 11/1/06 (a)  Baa2  3,000,000  2,886,420
TOTAL DURABLES   3,731,477
ENERGY - 1.7%
ENERGY SERVICES - 1.1%
Petroliam Nasional BHD yankee (a):
6 7/8%, 7/1/03   A1  1,750,000  1,707,948
 7 1/8%, 8/15/05   A1  450,000  440,649
 7 1/8%, 10/18/06   A1  2,000,000  1,951,600
  4,100,197
OIL & GAS - 0.6%
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  670,000  646,952
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  730,000  775,355
Ras Laffan Liquid Natural Gas Co. Ltd.
7.628%, 9/15/06 (a)  A3  750,000  740,087
  2,162,394
TOTAL ENERGY   6,262,591
FINANCE - 14.7%
ASSET-BACKED SECURITIES - 1.1%
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  553,350  550,238
Green Tree Financial Corp. 6.10%, 4/15/27   Aaa  1,752,418  1,734,073
Premier Auto Trust:
8.05%, 4/4/00  Aaa  790,000  802,838
 6%, 5/6/00   Aaa  950,000  946,438
  4,033,587
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - 6.8%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3 $ 1,750,000 $ 1,713,425
Banc One Corp. 6.70%, 3/24/00  Aa3  2,100,000  2,089,584
BankBoston Captial Trust I 7 3/4%,
12/15/26 (a)  Baa1  1,750,000  1,628,708
BanPonce Corp.:
5 3/4%, 3/1/99  A3  690,000  674,510
 6 3/8%, 4/8/99  A3  770,000  759,644
BanPonce Trust I 8.327%, 2/1/27 (a)  Baa1  1,960,000  1,914,116
Capital One 6.42%, 11/12/99  Baa3  4,000,000  3,947,800
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  1,000,000  1,031,030
Corporacion Andina de Fomento yankee
7.10%, 2/1/03  Baa2  1,000,000  975,870
Fleet/Norstar Financial Group, Inc.
9%, 12/1/01  A3  250,000  263,738
Hartford National Corp. 9.85%, 6/1/99  A3  1,650,000  1,748,753
Kansallis-Osake-Pankki 10%, 5/1/02  A3  430,000  478,943
Korea Development Bank yankee
6 1/2%, 11/15/02  A1  1,000,000  959,110
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  1,300,000  1,304,342
Provident Bank 6 1/8%, 12/15/00  A3  210,000  203,246
Signet Bank 7.80%, 9/15/06  Baa1  1,000,000  1,003,810
Summit Bancorp. 8 5/8%, 12/10/02  BBB  1,000,000  1,060,670
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  1,200,000  1,132,056
Union Planters National Bank 6.81%, 8/20/01  A3  1,000,000  998,750
U.S. Bancorp Capital I 8.27%, 12/15/26 (a)  A2  1,100,000  1,090,837
  24,978,942
CREDIT & OTHER FINANCE - 4.3%
AT&T Capital Corp.:
6.02%, 12/1/98  Baa3  2,000,000  1,979,400
 6.16%, 12/3/99  Baa3  750,000  735,510
Associates Corp. of North America
7 1/2%, 5/15/99  Aa3  3,000,000  3,043,800
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  500,000  499,865
BHP Finance USA Ltd. 6 3/4%, 11/1/13  A2  1,000,000  903,020
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  1,960,000  1,935,676
Commercial Credit Group, Inc. 10%, 5/15/09  A1  350,000  412,080
First Securities Capital I 8.41%, 12/15/26 (a)  A3  420,000  418,345
Fleet Mortgage Group 6 1/2%, 9/15/99  A2  250,000  247,825
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Ford Motor Credit Co. 8 3/8%, 1/15/23  A1 $ 500,000 $ 505,805
General Electric Capital Corp.
6.94%, 4/13/09 (c)  Aaa  1,750,000  1,754,988
General Motors Acceptance Corp.
6.65%, 5/24/00  A3  2,520,000  2,497,370
MCN Investment Corp. 6.03%, 2/1/01  Baa2  800,000  770,400
  15,704,084
INSURANCE - 1.2%
Executive Risk Capital Trust 8.675%, 2/1/27 (a)  Baa3  2,750,000  2,672,670
Protective Life Corp. 7.95%, 7/1/04  A3  400,000  404,660
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  1,500,000  1,473,930
  4,551,260
SAVINGS & LOANS - 1.3%
Ahmanson (H.F.) & Co. 9 7/8%, 11/15/99  Baa2  1,000,000  1,070,970
Great West Financial Trust II 8.206%, 2/1/27  Baa2  4,000,000  3,913,280
  4,984,250
TOTAL FINANCE   54,252,123
HEALTH - 0.5%
MEDICAL FACILITIES MANAGEMENT - 0.5%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99  A2  1,000,000  997,040
 6 7/8%, 7/15/01  A3  1,000,000  991,830
  1,988,870
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
POLLUTION CONTROL - 0.6%
WMX Technologies, Inc. 6 1/4%, 4/1/99  A1  2,200,000  2,178,792
MEDIA & LEISURE - 3.7%
BROADCASTING - 2.0%
TCI Communication, Inc. 7 1/4%, 6/15/99  Ba1  3,200,000  3,198,848
Tele-Communications, Inc. 7 3/8%, 2/15/00  Ba1  1,000,000  997,120
Time Warner, Inc. 9 1/8%, 1/15/13  Ba1  3,000,000  3,186,660
  7,382,628
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.5%
Circus Circus Enterprises, Inc. 7%, 11/15/36  Baa2 $ 500,000 $ 470,415
Mirage Resorts, Inc. 7 1/4%, 10/15/06  Baa2  1,500,000  1,454,865
  1,925,280
PUBLISHING - 1.1%
Harcourt General, Inc. 8 7/8%, 6/1/22  Baa1  1,000,000  1,084,300
Time Warner Entertainment Co. LP:
10.15%, 5/1/12  Baa3  250,000  291,925
 8 7/8%, 10/1/12  Baa3  750,000  794,543
 8 3/8%, 3/15/23  Baa3  1,750,000  1,727,303
  3,898,071
RESTAURANTS - 0.1%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  500,000  449,725
TOTAL MEDIA & LEISURE   13,655,704
NONDURABLES - 1.0%
FOODS - 0.5%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  2,040,000  2,015,642
TOBACCO - 0.5%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  1,850,000  1,839,825
TOTAL NONDURABLES   3,855,467
RETAIL & WHOLESALE - 0.5%
GENERAL MERCHANDISE STORES - 0.2%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa1  1,000,000  952,200
GROCERY STORES - 0.3%
Kroger Co. 8.15%, 7/15/06  Baa3  1,000,000  1,021,870
TOTAL RETAIL & WHOLESALE   1,974,070
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
TECHNOLOGY - 2.3%
COMPUTERS & OFFICE EQUIPMENT - 1.6%
Comdisco, Inc. 6 3/8%, 11/30/01  Baa1 $ 6,000,000 $ 5,780,280
ELECTRONICS - 0.7%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  2,600,000  2,592,382
TOTAL TECHNOLOGY   8,372,662
TRANSPORTATION - 1.3%
AIR TRANSPORTATION - 1.3%
Delta Air Lines, Inc. equipment trust certificate
8.54%, 1/2/07  Baa1  2,600,864  2,711,791
United Air Lines, Inc. 10 1/4%, 7/15/21  Baa3  1,000,000  1,178,490
United Airlines pass through trust
7.27%, 1/30/13  Baa1  982,979  933,044
  4,823,325
UTILITIES - 4.0%
CELLULAR - 0.4%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  1,610,000  1,571,940
ELECTRIC UTILITY - 0.6%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14  Aa2  410,000  464,366
Hydro-Quebec yankee 8%, 2/1/13  A2  250,000  255,795
Philadelphia Electric Co. 1st & ref. mtg.:
8 5/8%, 6/1/22  Baa1  300,000  296,103
 8 1/4%, 9/1/22  Baa1  100,000  96,149
 7 3/4%, 5/1/23  Baa1  1,000,000  931,230
  2,043,643
GAS - 0.7%
Mitchell Energy & Development Corp.
8%, 7/15/99  Ba3  1,390,000  1,413,713
Panhandle Eastern Corp. 8 5/8%, 12/1/99  Baa2  1,000,000  1,036,500
  2,450,213
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 2.3%
GTE Corp.:
8 3/4%, 11/1/21  A3 $ 200,000 $ 220,522
 7.83%, 5/1/23  A3  1,000,000  956,000
MFS Communications, Inc. 0%, 1/15/04 (d)  Ba3  4,000,000  3,590,000
WorldCom, Inc. 7 3/4%, 4/1/07  Ba1  3,800,000  3,763,292
  8,529,814
TOTAL UTILITIES   14,595,610
TOTAL NONCONVERTIBLE BONDS
(Cost $118,852,529)   116,654,651
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 34.3%
U.S. TREASURY OBLIGATIONS - 26.6%
 6 5/8%, 6/30/01  Aaa  59,460,000  59,162,700
 7 7/8%, 8/15/01  Aaa  2,095,000  2,182,403
 12 3/8%, 5/15/04  Aaa  2,880,000  3,753,446
 7%, 7/15/06  Aaa  16,091,000  16,131,228
 9%, 11/15/18  Aaa  11,781,000  14,039,653
 7 1/4%, 2/ 15/23  Aaa  1,000,000  987,970
 6 1/2%, 11/15/26  Aaa  1,957,000  1,801,653
  98,059,053
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Federal Home Loan Bank:
7.31%, 6/16/04  Aaa  5,000,000  5,054,700
 7.36%, 7/1/04  Aaa  7,900,000  8,027,111
 7.87%, 10/20/04  Aaa  1,700,000  1,775,701
Federal Home Loan Mortgage Corporation:
8.065%, 1/27/05  Aaa  3,000,000  3,152,340
 8.115%, 1/31/05  Aaa  1,200,000  1,266,192
Federal National Mortgage Association
6.85%, 8/22/05  Aaa  1,000,000  978,590
Financing Corporation 0%, 3/26/04  Aaa  5,606,000  3,435,188
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa $ 52,497 $ 52,738
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 0%, 11/15/01  Aaa  3,280,000  2,404,601
  5.89%, 8/15/05  Aaa  1,280,000  1,178,353
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.24%, 8/1/04  Aaa  1,000,000  1,061,010
  28,386,524
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $127,806,020)   126,445,577
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 19.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
 7%, 6/1/01 to 7/1/01   Aaa  735,922  735,687
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.1%
 5 1/2%, 1/1/09 to 3/1/11  Aaa  17,144,219  15,783,566
 6%, 1/1/24 to 11/1/25  Aaa  6,933,878  6,298,760
 6 1/2%, 4/1/03 to 1/1/26  Aaa  12,695,442  11,985,167
 7 1/2%, 1/1/26 to 4/1/27  Aaa  5,748,826  5,643,239
 8%, 12/1/21 to 4/1/27   Aaa  7,186,114  7,221,308
 9 1/2%, 4/1/17 to 12/1/18  Aaa  1,451,798  1,566,045
  48,498,085
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.3%
 6%, 10/15/08 to 4/15/11  Aaa  17,200,047  16,272,607
 7 1/2%, 12/15/25 to 5/15/26  Aaa  1,979,682  1,940,451
 9%, 7/15/24 to 11/15/26  Aaa  3,705,366  3,884,146
 9 1/2%, 7/15/16 to 3/15/22  Aaa  1,017,913  1,097,139
  23,194,343
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $74,212,060)   72,428,115
COMMERCIAL MORTGAGE SECURITIES - 3.6%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
BKB Commerical Mortgage Trust Series 1997-C1
Class A-1, 6 7/8%, 2/25/43 (a)  AAA $ 6,000,000 $ 6,001,875
CS First Boston Mortgage Securities Corp.
Series 1995-AEWI Class A1,
6.665%, 11/25/27  AAA  119,703  119,404
Equitable Life Assurance Society of the
United States (The) (a):
 sequential pay Series 174 Class A1,
  7.24%, 5/15/06   Aaa  1,500,000  1,511,250
  Series 174 Class B1, 7.33%, 5/15/06   Aa2  1,000,000  997,500
  Series 1996-1 Class C1, 7.52%, 5/15/06   A2  1,000,000  1,002,500
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/26 (a)  AAA  270,887  269,279
Resolution Trust Corp. Series 1995-C1
Class A-4A, 6 1/4%, 2/25/27  Aaa  69,779  69,692
Structured Asset Securities Corp. sequential pay:
Series 1995-C4 Class A-1A, 6.90%, 6/25/26  AAA  226,901  226,404
 Series 1996 Class A-2A, 7 3/4%, 2/25/28  AAA  2,042,172  2,062,913
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (a)  Aaa  1,000,000  970,000
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,224,695)   13,230,817
FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Irish Republic yankee 7 7/8%, 12/1/01  Aa1  500,000  517,270
New Brunswick Province yankee
7 5/8%, 2/15/13  A1  500,000  502,170
Newfoundland Province yankee
9 7/8%, 6/1/20  Baa1  1,500,000  1,784,820
Ontario Province 7%, 8/4/05  Aa3  2,000,000  1,964,740
Quebec Province yankee 7.22%, 7/22/36 (c)  A2  4,000,000  4,052,400
Saskatchewan Province yankee
8 1/2%, 7/15/22  A3  300,000  322,824
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,130,475)   9,144,224
SUPRANATIONAL OBLIGATIONS - 0.3%
African Development Bank
7 3/4%, 12/15/01 (Cost $1,048,180)  Aa1  1,000,000  1,027,740
CASH EQUIVALENTS - 8.1%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6.46%, dated
3/31/97 due 4/1/97  $ 29,863,358 $ 29,858,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $374,131,959)  $ 368,789,124
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,203,784 or 7.4% of net assets.
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 69.7% AAA, AA, A 68.2%
Baa 14.8% BBB  21.0%
Ba 4.8% BB  0.9%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $374,131,959. Net unrealized depreciation aggregated $5,342,835, of which $779,678 related to appreciated investment securities and $6,122,513 related to depreciated investment securities.
At September 30, 1996, the fund had a capital loss carryforward of approximately $551,000 of which $105,000 and $446,000 will expire on September 30, 2003 and 2004, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 1997 approximately $7,391,000 of losses recognized during the period November 1, 1995 to September 30, 1996.
At September 30, 1996, the fund was required to defer approximately $61,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 368,789,124
agreements of $29,858,000) (cost $374,131,959) -
See accompanying schedule

Cash                                                                        912

Receivable for investments sold                                             18,705,295

Interest receivable                                                         4,968,190

 TOTAL ASSETS                                                               392,463,521

LIABILITIES

Payable for investments purchased                           $ 34,995,728

Payable for fund shares redeemed                             720,851

Distributions payable                                        311,580

Accrued management fee                                       113,725

 TOTAL LIABILITIES                                                          36,141,884

NET ASSETS                                                                 $ 356,321,637

Net Assets consist of:

Paid in capital                                                            $ 371,377,568

Distributions in excess of net investment income                            (225,021)

Accumulated undistributed net realized gain (loss) on                       (9,488,075)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               (5,342,835)
investments

NET ASSETS, for 36,011,358 shares outstanding                              $ 356,321,637

NET ASSET VALUE, offering price and redemption price per                    $9.89
share ($356,321,637 (divided by) 36,011,358 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                     $ 12,351,474
Interest

EXPENSES

Management fee                                          $ 1,154,056

Non-interested trustees' compensation                    858

 Total expenses before reductions                        1,154,914

 Expense reductions                                      (81,100)      1,073,814

NET INVESTMENT INCOME                                                  11,277,660

REALIZED AND UNREALIZED GAIN (LOSS)                                    (1,480,097)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                   (1,981,803)
on investment securities

NET GAIN (LOSS)                                                        (3,461,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 7,815,760
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS         YEAR ENDED
                                                            ENDED MARCH 31,    SEPTEMBER 30,
                                                            1997               1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 11,277,660       $ 19,418,378
Net investment income

 Net realized gain (loss)                                    (1,480,097)        (6,833,471)

 Change in net unrealized appreciation (depreciation)        (1,981,803)        (5,538,097)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             7,815,760          7,046,810
FROM OPERATIONS

Distributions to shareholders from net investment income     (11,233,143)       (19,294,801)

Share transactions                                           109,964,090        432,893,618
Net proceeds from sales of shares

 Reinvestment of distributions                               9,465,465          16,270,304

 Cost of shares redeemed                                     (103,523,147)      (240,703,507)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             15,906,408         208,460,415
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    12,489,025         196,212,424

NET ASSETS

 Beginning of period                                         343,832,612        147,620,188

 End of period (including distributions in excess           $ 356,321,637      $ 343,832,612
of net investment income of $225,021 and
$269,538, respectively)

OTHER INFORMATION
Shares

 Sold                                                        10,878,577         42,285,053

 Issued in reinvestment of distributions                     938,405            1,618,766

 Redeemed                                                    (10,258,749)       (23,963,038)

 Net increase (decrease)                                     1,558,233          19,940,781


FINANCIAL HIGHLIGHTS

      SIX MONTHS     YEARS ENDED SEPTEMBER 30,                  OCTOBER 1, 1992
      ENDED MARCH                                               (COMMENCEMENT
      31, 1997                                                  OF OPERATIONS) TO
                                                                SEPTEMBER 30,

      (UNAUDITED)    1996                        1995   1994    1993
                                                        E



SELECTED PER-SHARE DATA

Net asset value,                $ 9.980     $ 10.170    $ 9.510     $ 10.940    $ 10.000
beginning of period

Income from Investment           .320 D      .655        .693        .668        .799
Operations
Net investment income

 Net realized and unrealized     (.092)      (.211)      .673        (1.384)     .940

 gain (loss)

 Total from investment           .228        .444        1.366       (.716)      1.739
 operations

Less Distributions

 From net investment income      (.318)      (.634)      (.686)      (.704)      (.798)

 In excess of net                -           -           -           -           (.001)
 investment income

 In excess of net realized       -           -           (.020)      (.010)      -
gain

 Total distributions             (.318)      (.634)      (.706)      (.714)      (.799)

Net asset value,                $ 9.890     $ 9.980     $ 10.170    $ 9.510     $ 10.940
end of period

TOTAL RETURN B, C                2.27%       4.46%       14.94%      (6.75)%     18.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 356,322   $ 343,833   $ 147,620   $ 106,207   $ 128,860
(000 omitted)

Ratio of expenses to average     .61% A,     .65%        .65%        .65%        .65%
net assets                      F

Ratio of expenses to             .60% A,     .65%        .65%        .65%        .65%
average net assets after        G
expense reductions

Ratio of net investment          6.35% A     6.35%       6.92%       6.90%       7.58%
income to average net
assets

Portfolio turnover rate          164% A      169%        147%        44%         55%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $286,148,362 and $280,924,496, respectively, of which U.S. government and government agency obligations aggregated $193,994,173 and $239,557,549, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $9,662 for the period.
5. EXPENSE REDUCTIONS.
Effective March 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .38% of the fund's average net assets. For the period, the reimbursement reduced expenses by $78,650. In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $2,450 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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MINNESOTA
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NORTH CAROLINA
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UTAH
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VERMONT
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VIRGINIA
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WASHINGTON
411 108th Avenue, N.E.
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511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning Jr., Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

SHORT-TERM BOND
FUND
SEMIANNUAL REPORT
MARCH 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  26    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first quarter of 1997 came to an end, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction over the second half of March. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997                 PAST 6   PAST 1   LIFE OF
                                             MONTHS   YEAR     FUND

Spartan Short-Term Bond Fund                 2.63%    5.40%    21.25%

Lehman Brothers 1-3 Year                     2.57%    5.41%    24.87%
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average    2.48%    5.05%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 1, 1992. For example, if you invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues, with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of 103 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997                 PAST 1   LIFE OF
                                             YEAR     FUND

Spartan Short-Term Bond Fund                 5.40%    4.37%

Lehman Brothers 1-3 Year                     5.41%    5.06%
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average    5.05%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
 1992/10/01      10000.00                    10000.00
  1992/10/31       9933.83                     9939.84
  1992/11/30       9941.15                     9925.83
  1992/12/31      10033.23                    10019.57
  1993/01/31      10177.58                    10126.50
  1993/02/28      10293.46                    10209.11
  1993/03/31      10359.82                    10242.28
  1993/04/30      10422.38                    10306.56
  1993/05/31      10447.70                    10283.07
  1993/06/30      10563.40                    10360.95
  1993/07/31      10625.81                    10384.64
  1993/08/31      10730.26                    10471.58
  1993/09/30      10769.15                    10505.37
  1993/10/31      10828.20                    10529.88
  1993/11/30      10852.94                    10532.97
  1993/12/31      10937.02                    10575.62
  1994/01/31      11008.69                    10642.99
  1994/02/28      10928.78                    10578.50
  1994/03/31      10722.16                    10524.11
  1994/04/30      10602.28                    10484.15
  1994/05/31      10704.77                    10498.36
  1994/06/30      10566.90                    10525.97
  1994/07/31      10645.16                    10621.77
  1994/08/31      10701.15                    10657.62
  1994/09/30      10734.70                    10633.92
  1994/10/31      10721.91                    10658.23
  1994/11/30      10730.94                    10613.53
  1994/12/31      10431.41                    10633.72
  1995/01/31      10514.42                    10779.79
  1995/02/28      10616.21                    10928.94
  1995/03/31      10675.48                    10990.96
  1995/04/30      10781.00                    11090.46
  1995/05/31      10960.94                    11282.47
  1995/06/30      11029.96                    11343.87
  1995/07/31      11074.81                    11389.19
  1995/08/31      11144.76                    11458.21
  1995/09/30      11201.30                    11514.86
  1995/10/31      11299.47                    11610.46
  1995/11/30      11393.82                    11710.38
  1995/12/31      11468.73                    11799.17
  1996/01/31      11568.54                    11900.12
  1996/02/29      11527.39                    11854.80
  1996/03/31      11503.70                    11846.14
  1996/04/30      11516.45                    11858.09
  1996/05/31      11543.44                    11885.49
  1996/06/30      11632.79                    11972.43
  1996/07/31      11672.01                    12019.00
  1996/08/31      11711.35                    12063.29
  1996/09/30      11813.69                    12173.72
  1996/10/31      11944.82                    12311.13
  1996/11/30      12034.26                    12403.43
  1996/12/31      12046.05                    12405.49
  1997/01/31      12096.35                    12465.44
  1997/02/28      12127.00                    12496.34
  1997/03/31      12126.30                    12486.66
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Short-Term Bond Fund on October 1, 1992, when the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $12,126 - a 21.26% increase on the initial investment. This assumes the fund was still owned on March 31, 1997 and therefore does not include the effect of the $5 account closeout fee on an average sized account. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,487 - a 24.87% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED SEPTEMBER 30,                 OCTOBER 1, 1992
      ENDED                                                  (COMMENCEMEN
      MARCH 31,                                              T
                                                             OF OPERATIONS) T
                                                             O
                                                             SEPTEMBER 30,

      1997         1996                        1995   1994   1993

Dividend return               3.20%    6.67%    6.49% A   6.19% A   7.79%

Capital appreciation return   -0.57%   -1.22%    -2.16%   -6.53%    -0.11%

Total return                  2.63%    5.45%    4.33%     -0.34%    7.68%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account. DIVIDENDS AND YIELD
PERIODS ENDED MARCH 31, 1997   PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            4.95(cents)   28.71(cents)   58.74(cents)

Annualized dividend rate       6.48%         6.37%          6.50%

30-day annualized yield        6.28%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.00 over the past one month, $9.04 over the past six months and $9.03 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 6.01%.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE FUND'S INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 14.2(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 11.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS:
Andrew Dudley became Portfolio Manager of Spartan Short-Term Bond Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the six months that ended March 31, 1997, the fund had a return of 2.63%. This topped the Lehman Brothers 1-3 Year Government/Corporate Bond Index, which returned 2.57% over the same period. The short investment grade debt funds average, maintained by Lipper Analytical Services, had a six-month return of 2.48%. For the 12 months that ended March 31, 1997, the fund returned 5.40%, while the Lehman Brothers index and Lipper peer group had returns of 5.41% and 5.05%, respectively.
Q. CAN YOU DISCUSS THE BOND MARKET GOINGS-ON OVER THE PAST SIX MONTHS?
A. The bond market has gone through several different phases over the past six months, instilling a significant degree of uncertainty among investors. Late last fall, the economy slowed somewhat and bond investors anticipated an easing of interest rates, causing the market to rally. In December, however, we saw signs that the economy was regaining momentum, inflation became a concern once again, and Federal Reserve Board chairman Alan Greenspan twice warned the markets that Fed action might be forthcoming. By the time the Fed raised short-term rates 25 basis points in late March, the bond market already had priced in this increase.
Q. HOW DID ALL THIS AFFECT THE FUND'S PERFORMANCE?
A. I think our approach of de-emphasizing interest rate anticipation strategies is most effective in a choppy market such as we've seen. I tried to keep the duration - the fund's overall sensitivity to interest rate fluctuations - in line with that of its benchmark and concentrated on finding opportunities in the various "spread" sectors. This strategy wasn't the only reason that the fund beat its peer group, but I think it was an important one.
Q. WHAT ARE "SPREAD" SECTORS AND HOW DID THEY CONTRIBUTE TO THE FUND'S PERFORMANCE?
A. Spread sectors are segments of the fixed-income market that can offer attractive yield spreads, or yield advantages, over comparable Treasuries. The spread sectors I monitor most closely are corporate bonds, mortgage-backed bonds and asset-backed bonds. Corporates continued to be the biggest position in the fund and performed well thanks to a beneficial economic climate of moderate growth and low inflation. Asset-backed bonds also performed well. In the mortgage area, the fund's emphasis on commercial mortgage-backed securities, which have gradually gained acceptance among investors, and the strategy of picking seasoned mortgage pass-throughs both worked out beneficially.
Q. HOW WAS THE FUND ALLOCATED DURING THE PERIOD?
A. Corporate issues - exclusive of asset-backed securities - accounted for approximately 45-50% of the fund at the end of the period, while asset-backed and mortgage securities made up around 20% and 12%, respectively. Much of the mortgage holdings were in the commercial mortgage-backed area. The remainder of the fund's assets were sprinkled among Treasuries and agencies. The fund's significant position in corporate bonds reflects the view that economic fundamentals remain stable despite the Fed-induced market volatility. I continued to find attractive opportunities amidst the turbulence. Unless a severe downtown occurs, this allocation will most likely remain consistent going forward.
Q. WHILE YOU'RE NOT REACTING DIRECTLY TO INTEREST RATE MOVEMENTS, ARE THERE SPECIFIC STRATEGIES YOU EMPLOY WHEN INTEREST RATES ARE RISING?
A. There are certain moves I can make to try to offset the volatility in spreads caused by climbing interest rates. One is that I can adopt a more defensive approach with respect to the fund's spread product durations. By having a shorter duration in the corporates that I own, I can reduce the fund's exposure to yield-spread turbulence. Also, if the Fed gets more aggressive with its interest rate policy than is expected, I may look to scale back some of the fund's corporate holdings whose credit fundamentals are sensitive to interest rates.
Q. HAVE YOU MADE ANY CHANGES TO THE PORTFOLIO SINCE TAKING OVER IN
FEBRUARY?
A. Nothing of major significance to the fund's performance so far. I do have a considerable amount of experience in the mortgage arena, and the portfolio may come to reflect that. One investment discipline that will remain constant is that I'll manage the fund's overall duration to mirror that of its benchmark. I feel this strategy will keep us from getting whipsawed should the market make any drastic moves.
Q. WERE THERE ANY PARTICULAR HOLDINGS THAT CONTRIBUTED POSITIVELY TO PERFORMANCE? ANYTHING THAT HELD THE FUND BACK?
A. Certain asset-backed and commercial mortgage-backed securities continued to provide stable, positive returns over the period, despite the rocky markets. In terms of disappointments, I can't think of any individual issues that detracted from performance. However, I would again point to the overall uncertainty that pervaded our market during the period.
Q. WHAT'S YOUR OUTLOOK?
A. As we talk now, I think the market is showing its vulnerable side. While these difficulties may continue, depending on how aggressively the Fed chooses to set monetary policy, I'll continue to scour the spread product groups for opportunities. I think the firms that have the appropriate research capabilities - such as we have here at Fidelity - will be able to uncover some good buys.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 449
TRADING SYMBOL: FTBDX
START DATE: October 1, 1992
SIZE: as of March 31, 1997,
more than $306 million
MANAGER: Andrew Dudley,
since February 1997;
manager, Fidelity Short-Term
Bond Fund, since February
1997; joined Fidelity in 1996
(checkmark)
ANDY DUDLEY DISCUSSES THE
IMPACT OF RISING INTEREST RATES
ON CERTAIN SPREAD SECTORS:
"A tightening in monetary
policy historically has resulted
in rising interest rates and can
ripple through to the spread
sectors. If we get a situation
like we had in 1994 where we
saw several successive
moves by the Fed, there will
be more volatility with all
spread products. Mortgages
are the most susceptible to an
unexpected increase in
volatility. Mortgages
probably will still outperform
Treasuries over longer
periods of time, but you'll see
more short periods of
underperformance as the
market adjusts to a new level of
interest rates. At the end of
the day, the relative
performance of the corporate
market will be driven as much
by credit fundamentals as by
market turbulence. Like
mortgages, corporates may
show signs of weakness at
first, but then settle down. Fed
tightening occurs due to
stronger-than-expected
economic growth. Corporates
may be able to weather the
storm because a strong
economy typically reflects
strong corporate earnings. The
last piece of the puzzle,
asset-backeds, tend to be
of higher quality than
corporates. While I think
asset-backed bonds will
parallel the movements of
their corporate counterparts in
a rising rate environment,
their overall spread volatility
will be lower."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF MARCH 31, 1997
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS
                                  6 MONTHS AGO

Aaa                  38.8          55.3

Aa                   4.8           2.4

A                    13.8          12.2

Baa                  28.4          21.9

Ba                   6.7           4.6

Not rated            1.8           2.7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF MARCH 31, 1997
               6 MONTHS AGO

Years    2.2    2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF MARCH 31, 1997
               6 MONTHS AGO

Years    1.7    1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1997 * AS OF SEPTEMBER 30, 1996 **
Corporate bonds 67.9%
U.S. government
and government
agency obligations 15.0%
CMOs and other
mortgage-related
securities 9.8%
Short-term
investments 5.7%
Other 1.6%
FOREIGN INVESTMENTS 3.0%
Corporate bonds 53.2%
U.S. government
and government
agency obligations 31.5%
CMOs and other
mortgage-related
securities 12.7%
Short-term
investments 0.9%
Other 1.7%
FOREIGN INVESTMENTS 1.2%
Row: 1, Col: 1, Value: 1.6
Row: 1, Col: 2, Value: 5.7
Row: 1, Col: 3, Value: 9.800000000000001
Row: 1, Col: 4, Value: 15.0
Row: 1, Col: 5, Value: 67.90000000000001
Row: 1, Col: 1, Value: 1.7
Row: 1, Col: 2, Value: 0.9
Row: 1, Col: 3, Value: 12.7
Row: 1, Col: 4, Value: 31.5
Row: 1, Col: 5, Value: 53.2


*
**
INVESTMENTS MARCH 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 67.9%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 1.2%
CHEMICALS & PLASTICS - 1.2%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 3,500 $ 3,711
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  1,160  1,256
ENERGY - 2.3%
OIL & GAS - 2.3%
Occidental Petroleum Corp.:
5.85%, 11/9/98  Baa3  1,000  986
 5.90%, 11/9/98  Baa3  780  770
 6.09%, 11/29/99  Baa3  580  566
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  630  669
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
7.628%, 9/15/06 (c)  A3  1,400  1,381
Tosco Corp. 7%, 7/15/00  BBB-  2,200  2,184
USX Corp.:
8 7/8%, 9/15/97  Baa3  380  385
 6 3/8%, 7/15/98  Baa3  421  420
  7,361
FINANCE - 42.1%
ASSET-BACKED SECURITIES - 20.4%
Capita Equipment Receivables Trust 6.57%,
3/15/01   Aa3  810  805
Case Equipment Loan Trust:
 6.15%, 9/15/02   Aaa  6,209  6,239
 6.45%, 9/15/02  A3  1,330  1,317
 5.85%, 2/15/03  A3  690  671
Caterpillar Financial Asset Trust 6.55%, 5/22/02   A3  380  377
Chase Manhattan Grantor Trust 5.90%,
11/15/01   Aaa  2,617  2,605
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  652  651
Chevy Chase Auto Receivables Trust 5.80%,
6/15/02   Aaa  1,632  1,623
Discover Card Master Trust I 6.90%, 2/16/00  A2  1,900  1,905
Fidelity Funding Automobile Trust
 6.99%, 11/15/02   Aaa  650  650
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  2,844  2,828
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.:
 5 1/2%, 1/31/00   Aaa $ 320 $ 313
 5.80%, 2/15/27  Aaa  3,200  3,169
 6.10%, 4/15/27  Aaa  2,565  2,538
 6.45%, 5/15/27  Aaa  1,320  1,311
 6 1/2%, 6/15/27  Aaa  770  764
 6.65%, 7/15/27   Aaa  1,650  1,653
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00   Aaa  1,834  1,848
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  205  204
MBNA Master Credit Card Trust
7 3/4%, 10/15/98  Aaa  68  68
Norwest Automobile Trust
 6.30%, 5/15/03  A2  1,130  1,109
Onyx Acceptance Grantor Trust 6.20%, 6/15/03  Aaa  2,720  2,699
Olympic Automobile Receivables Trust:
6 1/8%, 11/15/04   Aaa  1,000  991
 6.40%, 9/15/01   Aaa  1,280  1,275
Premier Auto Trust:
4.95%, 2/2/99   A2  68  68
 8.05%, 4/4/00  Aaa  5,360  5,447
 6%, 5/6/00  Aaa  980  976
 6.35%, 7/6/00  A3  1,690  1,670
Reliance Auto Receivables Corp., Inc. 6.10%,
7/15/02 (c)  Aaa  1,300  1,291
Standard Credit Card Master Trust I:
7.65%, 2/15/00  A2  700  711
 6 3/4%, 6//7/00  Aaa  4,470  4,487
TMS Auto Grantor Trust 5.90%, 9/15/02   Aaa  594  589
Toyota Auto Receivables Grantor Trust 6.15%,
1/15/99   Baa2  410  408
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa2  303  301
 7.275%, 10/10/00  Baa2  278  277
 8.20%, 1/10/01  Baa2  277  279
Western Financial Grantor Trust:
6.20%, 2/1/02   Aaa  868  860
 5 7/8%, 3/1/02  Aaa  2,008  2,008
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
WFS Financial Owner Trust:
 6.05%, 6/1/00  Aaa $ 2,950 $ 2,938
 7.05%, 11/20/03  Aaa  2,510  2,495
 6.90%, 12/20/03  Aaa  1,630  1,622
  64,040
BANKS - 12.1%
Banc One Corp. 6.70%, 3/24/00  Aa3  1,250  1,244
Banponce Financial Corp.:
6%, 4/15/97  A3  230  230
 6.34%, 3/29/99  A3  560  554
 7.65%, 5/3/00  A3  1,140  1,146
 6.88%, 6/16/00  A3  510  506
BanPonce Corp.:
5 3/4%, 3/1/99  A3  850  831
 6.378%, 4/8/99  A3  940  927
 6.488%, 3/3/00  A3  800  787
Capital One:
 6.66%, 8/17/98  Baa3  2,580  2,580
 6.42%, 11/12/99  Baa3  2,200  2,171
Corporacion Andina De Fomento yankee
7 3/8%, 7/21/00  Baa2  750  756
First Chicago Corp. sub. cap. notes
9 7/8%, 7/1/99  A2  2,450  2,604
First Fidelity Bancorp. 8 1/2%, 4/1/98  A2  950  967
First Union Corp. 6 3/4%, 1/15/98  A1  500  502
First USA Bank:
6 1/8%, 10/30/97  Baa3  1,430  1,429
 5 3/4%, 1/15/99  Baa3  2,920  2,862
 6 1/2%, 12/23/99   Baa3  1,700  1,673
Kansallis-Osake-Pankki yankee
9 3/4%, 12/15/98  A3  860  900
Key Bank NA 6%, 10/7/98  Aa3  1,100  1,093
Mellon Financial Co. 6 1/2%, 12/1/97  A2  600  601
Signet Banking Corp. (d):
5.629%, 5/15/97  Baa2  3,970  3,965
 5.813%, 4/15/98  Baa2  5,950  5,931
Union Planters National Bank:
6.29%, 8/20/98  A3  1,800  1,798
 6.53%, 8/20/99  A3  1,960  1,950
  38,007
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 9.5%
AT&T Capital Corp.:
6.02%, 12/4/98  Baa3 $ 2,500 $ 2,474
 6.16%, 12/3/99  Baa3  1,940  1,903
Aristar, Inc. 7 1/2%, 7/1/99  Baa1  2,010  2,035
Associates Corp. of North America:
6 1/2%, 9/9/98  Aa3  3,970  3,966
 6 3/8%, 8/15/99  Aa3  1,200  1,187
Boatmens Auto Trust 6.35%, 10/15/01  A2  610  605
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  1,720  1,699
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa1  2,056  2,023
Finova Capital Corp. 6.14%, 11/2/98  Baa1  580  576
General Motors Acceptance Corp.:
5 3/8%, 3/9/98  A3  1,850  1,835
 5.45%, 3/1/99  A3  3,030  2,957
 6 3/8%, 4/26/99  A3  2,500  2,482
Greyhound Financial Corp. 6.94%, 1/28/98  Baa2  2,500  2,511
MCN Investment Corp. 5.84%, 2/1/99  Baa2  1,450  1,428
North American Mortgage Co.
5.80%, 11/2/98  Baa2  750  741
Sears, Roebuck Acceptance Corp.
6.17%, 1/29/99  A2  1,000  991
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  396  394
  29,807
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.:
10 1/4%, 5/15/97  A3  100  101
 8 5/8%, 8/30/98  A3  100  102
  203
TOTAL FINANCE   132,057
MEDIA & LEISURE - 4.1%
BROADCASTING - 3.5%
Tele-Communications, Inc.
7 3/8%, 2/15/00  Ba1  2,000  1,995
Time Warner, Inc.:
7.45%, 2/1/98  Ba1  1,980  1,990
 7.95%, 2/1/00  Ba1  6,880  7,021
  11,006
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.6%
Mattel, Inc. 6 7/8%, 8/1/97  A3 $ 2,000 $ 2,006
TOTAL MEDIA & LEISURE   13,012
NONDURABLES - 2.1%
FOODS - 1.8%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa3  1,690  1,672
Nabisco, Inc. 8%, 1/15/00  Baa2  3,910  4,001
  5,673
TOBACCO - 0.3%
RJR Nabisco, Inc. 8%, 1/15/00  Baa3  1,040  1,048
TOTAL NONDURABLES   6,721
RETAIL & WHOLESALE - 0.9%
APPAREL STORES - 0.4%
Limited, Inc. 9 1/8%, 2/1/01  Baa2  1,230  1,288
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  910  992
Sears, Roebuck & Co. 5.83%, 7/27/98  A2  430  427
  1,419
TOTAL RETAIL & WHOLESALE   2,707
TECHNOLOGY - 3.5%
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Comdisco, Inc.:
6.59%, 9/01/98  Baa1  520  521
 6.29%, 10/22/98  Baa1  1,060  1,055
 5 3/4%, 1/19/99  Baa2  3,900  3,836
 6.86%, 7/29/99  Baa1  1,580  1,576
 6.55%, 2/4/00  Baa1  4,000  3,963
  10,951
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
TRANSPORTATION - 4.8%
AIR TRANSPORTATION - 4.8%
AMR Corp.:
7 3/4%, 12/1/97  Baa3 $ 4,600 $ 4,635
 9 1/2%, 7/15/98  Baa3  4,415  4,573
 9 1/2%, 5/15/01  Baa3  1,400  1,504
Delta Air Lines, Inc.  9 7/8%, 1/1/98  Baa3  1,090  1,118
United Air Lines, Inc. 6 3/4%, 12/1/97  Baa3  3,180  3,182
  15,012
UTILITIES - 6.5%
CELLULAR - 0.7%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  2,370  2,314
ELECTRIC UTILITY - 1.0%
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa1  2,000  1,960
Ohio Edison Co. 8 3/4%, 2/15/98  Baa2  950  969
  2,929
GAS - 3.0%
Arkla, Inc.:
8 7/8%, 7/15/99  Baa3  5,500  5,726
 8.60%, 9/15/98  Ba2  500  511
 8.43%, 9/17/98  Ba1  440  449
Florida Gas Transmission Co. 7 3/4%,
11/1/97 (c)  Baa2  1,560  1,573
Mitchell Energy & Development Corp.
8%, 7/15/99  Ba3  1,200  1,220
  9,479
TELEPHONE SERVICES - 1.8%
MFS Communications, Inc. (b):
0%, 1/15/04  Ba3  1,350  1,211
 0%, 1/15/06  Ba3  850  638
WorldCom, Inc. 7.55%, 4/1/04   Ba1  3,800  3,776
  5,625
TOTAL UTILITIES   20,347
TOTAL NONCONVERTIBLE BONDS
(Cost $215,188)   213,135
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 12.3%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 9.9%
 9%, 5/15/98  Aaa $ 1,765 $ 1,819
 9 1/4%, 8/15/98  Aaa  3,593  3,730
 8 7/8%, 11/15/98  Aaa  360  374
 7 3/4%, 12/31/99  Aaa  12,707  13,070
 6 7/8%, 3/31/00  Aaa  11,854  11,935
  30,928
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  769  766
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  381  383
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class C-1, 9 1/4%, 11/15/01  Aaa  1,712  1,802
  Class T-3, 9 5/8%, 5/15/02  Aaa  476  502
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,241  1,238
State of Israel (guaranteed by U.S. government
through Agency for International Development)
7 3/4%, 11/15/99  Aaa  2,843  2,910
  7,601
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,943)   38,529
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.7%
 7%, 8/1/99 to 7/1/01  Aaa  1,895  1,896
 12%, 11/1/19  Aaa  171  193
  2,089
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
 11 1/2%, 11/1/15  Aaa  600  675
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.8%
 11%, 2/15/10 to 9/15/19  Aaa $ 2,986 $ 3,319
 11 1/2%, 5/15/13 to 7/15/15  Aaa  1,006  1,136
 12%, 2/15/16   Aaa  984  1,131
  5,586
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $8,447)   8,350
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc.
planned amortization class Series 1994-2
Class A-4, 6%, 1/25/09  Aaa  750  730
U.S. GOVERNMENT AGENCY - 0.4%
Federal National Mortgage Association:
planned amortization class Series 155-PC,
 5 1/4%, 3/25/13  Aaa  494  491
 Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  844  852
  1,343
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,081)   2,073
COMMERCIAL MORTGAGE SECURITIES - 9.2%
BKB Commercial Mortgage Trust Series 1997-C1
 Class B, 7.218%, 2/25/43 (c)(d)  AA  1,810  1,807
Blackrock Capital Funding LLC Series 1996
Class C2, 7.635%, 11/16/26 (c)(d)  AAA  372  373
CBM Funding Corp. sequential pay:
Series 1996-1 Class A-1, 7.55%, 7/1/99  AA  176  178
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  870  862
CS First Boston Mortgage Securities Corp.:
Series 1995-AEWI Class A1,
 6.665%, 11/25/27  AAA  776  774
 floater Series 1994-CFB1 Class A-1,
 5.925%, 1/25/28 (d)  Aaa  1,337  1,336
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
Equitable Life Assurance Society of the
United States floater Series 174 Class D-2,
 6.489%, 5/15/03 (c)(d)  Baa2 $ 1,000 $ 1,000
Federal Deposit Insurance Corp. sequential pay:
 Series 1994-C1 Class 2A2, 7.85%, 9/25/25  Aaa  1,817  1,833
 Series 1996-C1 Class 1A, 6.75%, 7/25/26  Aaa  2,273  2,242
Meritor Mortgage Security Corp. Series 1987-1
Class A3, 9.40%, 6/1/99  Baa3  266  266
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
 6.953%, 7/4/03 (d)  -  1,249  1,258
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/23 (c)  AAA  2,438  2,424
Resolution Trust Corp.:
floater Series 1993-C2
 Class A-2, 6.558%, 3/25/25 (d)  AAA  2,962  2,969
 floater Series 1994-C1
 Class A-3, 6.238%, 6/25/26 (d)  AAA  2,075  2,062
 Series 1995-C1
 Class A-4A, 6 1/4%, 2/25/27  Aaa  401  401
 Series 1995-C2 C
 Class A-1B, 6 1/4%, 5/25/27  Aaa  1,360  1,344
SC Finance Corp. floater
7.238%, 8/1/04 (c)(d)  -  4,300  4,295
Structured Asset Securities Corp. sequential pay:
Series 1993-C1 Class A-1A,
 6.60%, 10/25/24  AA+  328  326
 Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  749  747
 Series 1996 Class A-1B,
 5.751%, 2/25/28  AAA  195  194
 Series 1996 Class A-1C,
 5.944%, 2/25/28  AAA  1,401  1,376
 Series 1996-C3 Class A,
 6 3/4%, 6/25/30 (c)(d)  AAA  793  783
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $29,042)   28,850
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Israeli State 6 3/8%, 12/19/01  A3  1,500  1,446
Ontario Province yankee 15 1/4%, 8/31/12  Aa3  410  448
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,961)   1,894
CERTIFICATES OF DEPOSIT - 1.0%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
Canadian Imperial Bank New York yankee
6.475%, 1/24/00 (Cost $3,104)  Aa3 $ 3,100 $ 3,088
CASH EQUIVALENTS - 5.7%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6.46%, dated
3/31/97 due 4/1/97  $ 17,872  17,869
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $316,635)  $ 313,788
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,950,000 or 5.5% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 52.8% AAA, AA, A 51.7%
Baa 27.8% BBB  31.1%
Ba 6.7% BB  8.2%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 1.8%.
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $316,635,000. Net unrealized depreciation aggregated $2,847,000, of which $270,000 related to appreciated investment securities and $3,117,000 related to depreciated investment securities.
At September 30, 1996, the fund had a capital loss carryforward of approximately $75,382,000 of which $39,973,000, and $35,409,000 will expire on September 30, 2003, and 2004, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 1997 approximately $3,738,000 of losses recognized during the period November 1, 1995 to September 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MARCH 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                               $ 313,788
agreements of $17,869) (cost $316,635) -
See accompanying schedule

Cash                                                                                    1

Receivable for investments sold                                                         477

Interest receivable                                                                     3,309

 TOTAL ASSETS                                                                           317,575

LIABILITIES

Payable for investments purchased                                           $ 10,701

Payable for fund shares redeemed                                             310

Distributions payable                                                        303

Accrued management fee                                                       104

 TOTAL LIABILITIES                                                                      11,418

NET ASSETS                                                                             $ 306,157

Net Assets consist of:

Paid in capital                                                                        $ 391,691

Distributions in excess of net investment income                                        (1,675)

Accumulated undistributed net realized gain (loss)                                      (81,012)
on investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                           (2,847)
investments

NET ASSETS, for 34,143 shares outstanding                                              $ 306,157

NET ASSET VALUE, offering price and redemption price per                                $8.97
share ($306,157 (divided by) 34,143 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 11,343
Interest

EXPENSES

Management fee                                                      $ 1,055

Non-interested trustees' compensation                                1

 Total expenses before reductions                                    1,056

 Expense reductions                                                  (73)      983

NET INVESTMENT INCOME                                                          10,360

REALIZED AND UNREALIZED GAIN (LOSS)                                            (1,789)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                           (31)
on investment securities

NET GAIN (LOSS)                                                                (1,820)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 8,540
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS         YEAR ENDED
                                                            ENDED MARCH 31,    SEPTEMBER 30,
                                                            1997               1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 10,360           $ 28,025
Net investment income

 Net realized gain (loss)                                    (1,789)            (3,969)

 Change in net unrealized appreciation (depreciation)        (31)               (706)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             8,540              23,350
FROM OPERATIONS

Distributions to shareholders from net investment income     (10,327)           (28,023)

Share transactions                                           49,944             93,000
Net proceeds from sales of shares

 Reinvestment of distributions                               8,362              23,083

 Cost of shares redeemed                                     (93,940)           (289,546)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (35,634)           (173,463)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (37,421)           (178,136)

NET ASSETS

 Beginning of period                                         343,578            521,714

 End of period (including distributions in excess of        $ 306,157          $ 343,578
net investment income of $1,675 and $1,708,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        5,519              10,225

 Issued in reinvestment of distributions                     925                2,536

 Redeemed                                                    (10,385)           (31,809)

 Net increase (decrease)                                     (3,941)            (19,048)


FINANCIAL HIGHLIGHTS

      SIX MONTHS       YEARS ENDED SEPTEMBER 30,                   OCTOBER 1, 1992
      ENDED                                                        (COMMENCEMEN
      MARCH 31, 1997                                               T
                                                                   OF OPERATIONS)
                                                                   TO
                                                                   SEPTEMBER 30,

      (UNAUDITED)      1996                        1995   1994 E   1993



SELECTED PER-SHARE DATA

Net asset value, beginning     $ 9.020     $ 9.130   $ 9.330   $ 9.990   $ 10.000
of period

Income from Investment          .288 D      .598      .584      .574      .747
Operations
Net investment income

 Net realized and               (.051)      (.112)    (.199)    (.604)    (.009)
 unrealized gain (loss)

 Total from investment          .237        .486      .385      (.030)    .738
 operations

Less Distributions

 From net investment            (.287)      (.596)    (.443)    (.477)    (.747)
income

 In excess of net               -           -         -         (.033)    (.001)
 investment income

 In excess of net               -           -         -         (.010)    -
 realized gain

 Return of capital              -           -         (.142)    (.110)    -

 Total distributions            (.287)      (.596)    (.585)    (.630)    (.748)

Net asset value, end           $ 8.970     $ 9.020   $ 9.130   $ 9.330   $ 9.990
of period

TOTAL RETURN B, C               2.65%       5.47%     4.35%     (.32)%    7.69%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 306       $ 344     $ 522     $ 798     $ 1,471
(in millions)

Ratio of expenses to            .61% A,     .65%      .65%      .54% F    .20%
average net assets             F                                         F

Ratio of expenses to            .61% A      .64%      .65%      .54%      .20%
average net assets after                   G
expense reductions

Ratio of net investment         6.39% A     6.52%     6.45%     6.42%     7.32%
income to average net
assets

Portfolio turnover rate         106% A      134%      159%      97%       112%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Term Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $169,098,000 and $211,641,000, respectively, of which U.S. government and government agency obligations aggregated $77,896,000 and $142,598,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $5,000 for the period.
5. EXPENSE REDUCTIONS.
Effective March 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .38% of the funds average net assets. For the period, the reimbursement reduced expenses by $68,000. In addition, FMR has entered into an arrangement on behalf of the fund with the fund's custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $5,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M.Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


(2_FIDELITY_LOGOS)FIDELITY

ASSET MANAGER
SM

SEMIANNUAL REPORT
MARCH 31, 1997
CONTENTS


PRESIDENT'S MESSAGE     3    Ned Johnson on investing
                             strategies.

PERFORMANCE             4    How the fund has done over time.

FUND TALK               6    The managers' review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES      11   A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS             12   A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS    44   Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                   48   Notes to the financial statements.

REPORT OF INDEPENDENT   53   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As the first quarter of 1997 came to an end, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction over the second half of March. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997        PAST 6   PAST 1   PAST 5    LIFE OF
                                    MONTHS   YEAR     YEARS     FUND

Fidelity Asset Manager              5.87%    10.86%   67.22%    160.40%

S&P 500(registered trademark)       11.24%   19.82%   113.93%   248.39%

Flexible Portfolio Funds Average    5.01%    10.12%   69.42%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of 212 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997        PAST 1   PAST 5   LIFE OF
                                    YEAR     YEARS    FUND

Fidelity Asset Manager              10.86%   10.83%   12.28%

S&P 500                             19.82%   16.42%   16.31%

Flexible Portfolio Funds Average    10.12%   10.93%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
 1988/12/31      10000.00                    10000.00
10000.00
  1989/01/31      10378.86                    10732.00
10291.60
  1989/02/28      10219.34                    10464.77
10200.52
  1989/03/31      10309.07                    10708.60
10320.38
  1989/04/30      10578.27                    11264.38
10593.04
  1989/05/31      10887.34                    11720.59
10846.43
  1989/06/30      11006.98                    11653.78
10999.47
  1989/07/31      11326.02                    12706.12
11415.14
  1989/08/31      11355.93                    12955.15
11426.55
  1989/09/30      11355.93                    12902.04
11453.98
  1989/10/31      11405.78                    12602.71
11519.04
  1989/11/30      11485.54                    12859.81
11656.23
  1989/12/31      11527.69                    13168.44
11770.69
  1990/01/31      11158.89                    12284.84
11486.90
  1990/02/28      11243.19                    12443.31
11560.30
  1990/03/31      11359.10                    12773.06
11674.05
  1990/04/30      11169.43                    12453.74
11566.30
  1990/05/31      11759.51                    13667.97
12058.22
  1990/06/30      11854.35                    13575.03
12133.34
  1990/07/31      11843.81                    13531.59
12207.35
  1990/08/31      11443.39                    12308.34
11829.78
  1990/09/30      11211.58                    11708.92
11724.02
  1990/10/31      11243.19                    11658.57
11808.08
  1990/11/30      11780.58                    12411.72
12162.21
  1990/12/31      12147.79                    12758.00
12361.43
  1991/01/31      12795.97                    13314.25
12597.16
  1991/02/28      13354.74                    14266.22
12912.59
  1991/03/31      13578.25                    14611.46
13052.82
  1991/04/30      13790.59                    14646.53
13138.45
  1991/05/31      14137.03                    15279.26
13347.09
  1991/06/30      13835.29                    14579.47
13174.11
  1991/07/31      14204.08                    15258.87
13438.91
  1991/08/31      14528.17                    15620.51
13678.12
  1991/09/30      14550.52                    15359.65
13743.09
  1991/10/31      14662.28                    15565.47
13865.40
  1991/11/30      14405.24                    14938.18
13769.87
  1991/12/31      15019.76                    16647.11
14448.31
  1992/01/31      15236.74                    16337.47
14290.39
  1992/02/29      15526.05                    16549.86
14381.71
  1992/03/31      15526.05                    16227.13
14277.73
  1992/04/30      15743.03                    16704.21
14453.35
  1992/05/31      15899.73                    16786.06
14595.28
  1992/06/30      15899.73                    16535.95
14601.70
  1992/07/31      16225.20                    17212.27
14998.28
  1992/08/31      16152.88                    16859.42
14940.69
  1992/09/30      16273.42                    17058.36
15105.93
  1992/10/31      16249.31                    17118.06
15045.81
  1992/11/30      16610.94                    17701.79
15246.52
  1992/12/31      16934.14                    17919.52
15433.44
  1993/01/31      17225.45                    18070.05
15626.36
  1993/02/28      17402.77                    18315.80
15844.19
  1993/03/31      17975.71                    18702.26
16006.75
  1993/04/30      18052.42                    18249.67
15909.43
  1993/05/31      18435.97                    18738.76
16080.30
  1993/06/30      18668.08                    18793.10
16251.07
  1993/07/31      18951.91                    18717.93
16271.88
  1993/08/31      19493.76                    19427.34
16672.16
  1993/09/30      19481.53                    19277.75
16655.16
  1993/10/31      20054.14                    19676.80
16826.37
  1993/11/30      20015.09                    19489.87
16696.81
  1993/12/31      20877.83                    19725.69
16812.35
  1994/01/31      21555.68                    20396.37
17142.55
  1994/02/28      20877.83                    19843.63
16817.52
  1994/03/31      19867.84                    18978.44
16382.96
  1994/04/30      19854.17                    19221.37
16425.55
  1994/05/31      20018.25                    19536.60
16536.26
  1994/06/30      19577.74                    19057.95
16370.90
  1994/07/31      19962.97                    19683.05
16716.65
  1994/08/31      20430.74                    20490.06
17004.51
  1994/09/30      20182.51                    19988.05
16755.23
  1994/10/31      20279.40                    20437.78
16915.74
  1994/11/30      19974.87                    19693.44
16669.99
  1994/12/31      19499.59                    19985.49
16824.89
  1995/01/31      19344.50                    20503.72
17139.38
  1995/02/28      19640.59                    21302.75
17567.66
  1995/03/31      19953.26                    21931.39
17836.51
  1995/04/30      20364.82                    22577.27
18157.21
  1995/05/31      20847.33                    23479.68
18758.73
  1995/06/30      21133.35                    24025.12
19009.94
  1995/07/31      21718.80                    24821.79
19252.21
  1995/08/31      21861.60                    24884.09
19378.96
  1995/09/30      22219.16                    25934.20
19797.94
  1995/10/31      22147.35                    25841.62
19910.63
  1995/11/30      22563.87                    26976.06
20401.22
  1995/12/31      23039.92                    27495.62
20693.86
  1996/01/31      23534.15                    28431.57
21046.40
  1996/02/29      23417.86                    28695.13
20969.12
  1996/03/31      23419.07                    28971.47
20994.53
  1996/04/30      23623.99                    29398.51
21081.78
  1996/05/31      23872.82                    30156.69
21303.90
  1996/06/30      24006.08                    30271.59
21462.49
  1996/07/31      23548.68                    28934.19
21122.27
  1996/08/31      23696.23                    29544.41
21301.30
  1996/09/30      24523.08                    31207.17
21938.89
  1996/10/31      25147.68                    32067.87
22393.29
  1996/11/30      26337.40                    34491.88
23244.14
  1996/12/31      25972.41                    33808.59
22984.18
  1997/01/31      26760.88                    35920.96
23740.59
  1997/02/28      26981.65                    36202.58
23866.65
  1997/03/31      25961.97                    34715.01
23280.84
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager on December 31, 1988, shortly after the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $25,962 - a 159.62% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,715 - a 247.15% increase. You can also look at how the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+247.15%), the Lehman Brothers Aggregate Bond Index (+102.25%) and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+55.49%) according to the fund's neutral mix*, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,281 - a 132.81% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
* CURRENTLY 50% STOCKS, 40% BONDS AND 10% SHORT-TERM/MONEY MARKET INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40%, AND 30%,
RESPECTIVELY, PRIOR TO JUNE 1, 1992.
FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS:
Effective December 1, 1996, John Todd (bottom right) became sub-manager for the redefined short-term/money market class of Fidelity Asset Manager. In addition, Charles Morrison (bottom left) became sub-manager for bonds on February 3, 1997. The following is an interview with Richard Habermann (top left), Portfolio Manager of Fidelity Asset Manager, George Vanderheiden (top right), sub-manager for stocks, John Todd and Charles Morrison.
Q. DICK, HOW DID THE FUND PERFORM?
D.H. For the six months that ended March 31, 1997, the fund had a total return of 5.87%, performing slightly better than the 5.01% return posted over the same period by the flexible portfolio funds average tracked by Lipper Analytical Services. For the 12 months that ended March 31, 1997, the fund returned 10.86%, again slightly beating the 10.12% return of the flexible portfolio funds average for the same period.
Q. WHAT HELPED THE FUND BEAT THE AVERAGE?
D.H. Through most of the period, the fund was overweighted in stocks relative to its competitors and its neutral mix targets. At the end of the period, the fund had 55% invested in stocks, 37% in bonds and 8% in short-term/money market securities, versus its neutral mix of 50% stocks, 40% bonds and 10% short-term/money market securities. This overweighting in stocks helped the fund, as equities performed best among the three asset classes. Equities outperformed because most companies continued to post good earnings reports, helped in part by limited wage growth and cost cutting. In addition, the economy was stronger than expected in the fourth quarter of 1996 and the first quarter of 1997, with companies posting moderately strong unit growth.
Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE BOND MARKET?
D.H. The bond market has struggled because of concerns that continued economic growth might lead to inflation. Employment has reached a level where inevitably there should be increased upward pressure on wages. In this cycle of inflationary expectations, the Federal Reserve Board has tried to anticipate and head off incipient inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - to 5.50% near the end of the period. This pre-emptive move was well-telegraphed, as Fed Chairman Alan Greenspan had indicated the Fed's inclination toward raising interest rates twice before the Fed acted. As a result, the rate increases were already priced into the market. Although the equity market was leery of interest rate increases, the strong economy still supported continued earnings growth overall. The bond market, however, is concerned that interest rates are going to move higher - and bond prices lower - so its performance has suffered.
Q. WHAT WAS YOUR RATIONALE FOR OVERWEIGHTING STOCKS?
D.H. As I said, corporate earnings remained strong, as did the economy. Another key factor was the strength of the dollar, although that can act as a double-edged sword. On the positive side, a strong dollar has a positive effect on inflation, in that it keeps import prices down. In addition, investors, especially those abroad, tend to feel more comfortable putting money into U.S. equities when the dollar is strong, and that helps to sustain stock prices. On the negative side, a rising dollar acts as a drag on the economy by slowing exports and suppressing corporate earnings. This especially affects large, multinational corporations.
Q. TURNING TO YOU, GEORGE, WHAT AFFECT DO YOU SEE THE FED INTEREST RATE INCREASE HAVING ON THE STOCK MARKET?
G.V. Rising interest rates are poison to high price/earnings - or P/E - multiples, and large-cap consumer growth stocks carry some of the highest P/E ratios in the market today. These stocks have done very well over the past three years, while smaller- to mid-cap stocks have suffered both on a relative and an absolute basis since mid-1996. I have been reallocating assets to these smaller-cap stocks where I think there is better value.
Q. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
G.V. The fund owns tobacco stocks because they've operated a profitable business that has offered above-average returns to shareholders over the long term. The stocks provide better-than-average earnings growth, lower-than-average P/E ratios and high yields. Nothing that has occurred over the past year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" far in excess of any reasonable estimate of potential liabilities. In spite of the barrage of litigation over the past 10 years and the occurrence of the "Marlboro Friday" price-cutting incident - when the company's stock dropped because the company cut product prices to increase market share - Philip Morris has appreciated by 5 1/2-fold over the 10-year period - versus a four-fold increase in the S&P 500 - and also has paid a higher dividend yield versus the market during the same time period.
Q. HOW DO YOU GO ABOUT STEERING THE FUND'S STOCK INVESTMENTS THROUGH DIFFICULT MARKET PHASES?
G.V. One of the ways to do so is to emphasize companies with reliable and above-average earnings growth rates whose stock carries a dividend yield equal to or better than the market, and whose stock valuation is lower than that of the market. Much of the fund's stock assets at period end are in growth companies such as Philip Morris, Fannie Mae - the Federal National Mortgage Association - Fleet Financial, IBM, Freddie Mac - the Federal Home Loan Mortgage Corporation - Columbia/HCA Healthcare and Vodafone. This combined group of companies has an earnings growth rate of 14%, nearly twice that of the S&P 500. The average dividend yield of this group of stocks is 2%, similar to that of the S&P 500. The average P/E ratio of this group of stocks - based on 1997 earnings - is 14 while that of the S&P 500 is 17. I took much comfort that these companies in aggregate had much better earnings prospects than the S&P 500, yet were selling for a lower valuation. In a rising market, they've got superior growth going for them and, in a falling market, they've had conservative valuations giving them support.
Q. CHARLIE, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND'S BOND INVESTMENTS?
C.M. For most of the period, I focused on positioning the portfolio more aggressively by increasing its weighting in corporate and mortgage-backed securities, while decreasing the percentage held in Treasuries. Part of that move was accomplished with Dick's reallocation of assets away from bonds. In reducing the fund's stake in bonds, I sold Treasuries. At the same time, I tended to focus any new purchases on investments that offered a yield advantage over Treasuries. Specific areas of focus included BBB-rated corporate bonds and commercial mortgage-backed securities.
Q. WHAT KINDS OF BONDS DID YOU FOCUS ON IN THE CORPORATE MARKET?
C.M. One area of interest over the period was in the bank market. I continued to add long-term bank paper in the form of capital securities. Last fall, the Federal Reserve Board ruled that domestic banking companies could issue capital securities, which offered the banks significant tax advantages, as well as the opportunity to strengthen their balance sheets. Numerous banks took advantage of this opportunity, and inundated the market with these securities. The large amount of supply in a relatively concentrated period of time allowed us to purchase many capital securities at cheap levels. This market has performed very well following the initial supply. The second area of focus was in the put bond market. These securities offer an option to buyers that, at their discretion, allows them the opportunity to redeem the securities at a date before their actual stated maturities. The structural characteristics of these bonds are appealing today. They can be purchased at attractive levels given that recent interest rate volatility has been very low. In the event that volatility moves back to more traditional levels, I believe these bonds should perform well.
Q. JOHN, WHAT HAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKETS BEEN LIKE SINCE YOU CAME ON BOARD?
J.T. As Dick pointed out, economic growth accelerated in the fourth quarter of 1996. As we entered the first quarter of 1997, it became evident that the economy was carrying a lot of upward momentum. Finally, as you know, the Fed raised the fed funds rate by 0.25% in March. This move had largely been anticipated and priced into the short-term markets.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE DURING THAT TIME?
J.T. Early on, I kept the short-term/money market investments' average maturity relatively short, keeping it ready to take advantage of the increase in short-term rates that was on the horizon. As interest rates in the short end of the market reacted to the Fed's upward move and factored in additional moves in the future, I extended the average maturity of the money market investments in order to lock in the higher yields that were being offered.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. A lot depends on how far interest rates go up and what kind of impact this has on corporate earnings looking forward to 1998. At this point, it appears that 1997 will be a reasonable year for earnings. But remember, investors pay for future earnings, and at this point 1998 is a question mark. If the economy continues to grow in such a way that the Fed has to raise interest rates, then bonds will become more attractive. Bond yields already are more attractive compared to where they were a few months ago. It's possible that Fed actions will check the growth in the strong elements of the economy. If that's the case, continued moderate economic growth would be a positive backdrop for the stock market. We'll have to see.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high total return with
reduced risk over the long
term by allocating assets
among stocks, bonds and
short-term and money
market instruments of all
types
FUND NUMBER: 314
TRADING SYMBOL: FASMX
START DATE: December 28, 1988
SIZE: as of March 31, 1997,
more than $10.4 billion
MANAGER: Richard
Habermann, since 1996;
manager, Fidelity Asset
Manager: Income and Fidelity
Asset Manager: Growth, since
1996; manager, Fidelity Trend
Fund, 1977-1981; Fidelity
Magellan Fund, 1972-1977;
joined Fidelity in 1968
(checkmark)
DICK HABERMANN ON
MITIGATING VOLATILITY THROUGH
ASSET ALLOCATION:
"The fund's asset allocation
strategy is one way to
mitigate the kind of volatility
we've seen in the markets
lately. The concept behind the
fund is that the bond and
short-term/money market
investments serve to dampen
volatility for the stock portion.
While a smaller concentration
in stocks may affect
performance in periods where
the stock market is quite
strong, the fund can benefit
from its diversification during
periods when bonds,
short-term securities or
money market instruments
outperform stocks. Stocks
and bonds experience periods
when they do relatively well at
the same time. At other times,
however, one asset class
performs better than the other.
Over the past couple of years,
however, a select group of
large-company stocks has
been unique in its clear
outperformance of the rest of
the market. By the same token,
there are periods when bonds
do well and equities do not.
What it comes down to is a
trade-off in terms of risk and
return. The fund has a lower
risk profile than most
diversified stock funds."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF MARCH 31, 1997
                                         % OF FUND'S    % OF FUND'S
                                         INVESTMENTS    INVESTMENTS
                                                        IN THESE STOCKS
                                                        6 MONTHS AGO

Philip Morris Companies, Inc.            5.1            3.4

Federal National Mortgage Association    4.1            3.9

General Motors Corp.                     2.1            2.0

International Business Machines Corp.    1.8            1.4

Federal Home Loan Mortgage Corporation   1.7            1.3

TOP FIVE BOND ISSUERS AS OF MARCH 31, 1997
(WITH MATURITIES MORE THAN ONE YEAR)       % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENTS
                                                          IN THESE ISSUERS
                                                          6 MONTHS AGO

U.S. Treasury                              8.9            21.8

Federal National Mortgage Association      5.2            5.2

Government National Mortgage Association   1.8            2.7

Ford Motor Credit Co.                      0.9            0.9

State of Israel (guaranteed by U.S.        0.6            0.2
Government
 through Agency for International
Development)

TOP FIVE COUNTRIES AS OF MARCH 31, 1997
                 % OF FUND'S    % OF FUND'S
                 INVESTMENTS    INVESTMENTS
                                IN THESE COUNTRIES
                                6 MONTHS AGO

United States    87.8           90.3

United Kingdom   2.7            2.0

Netherlands      2.1            1.4

Canada           1.8            2.0

Japan            1.3            0.9

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURTIY,
INDICATING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1997 * AS OF SEPTEMBER 30, 1996 **
Row: 1, Col: 1, Value: 8.0
Row: 1, Col: 2, Value: 37.0
Row: 1, Col: 3, Value: 55.0
Stock class 46%
Bond class 38%
Short-term class 16%
FOREIGN
INVESTMENTS 10%
Stock class 55%
Bond class 37%
Short-term class 8%
FOREIGN
INVESTMENTS 12%
Row: 1, Col: 1, Value: 16.0
Row: 1, Col: 2, Value: 38.0
Row: 1, Col: 3, Value: 46.0
*
**

ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 54.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.6%
Boeing Co.   631,300 $ 62,262
Gulfstream Aerospace Corp. (a)  125,700  2,734
  64,996
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.   748,500  33,776
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  50,200  866
Newport News Shipbuilding, Inc.   166,500  2,414
  3,280
TOTAL AEROSPACE & DEFENSE   102,052
BASIC INDUSTRIES - 2.9%
CHEMICALS & PLASTICS - 1.9%
Air Products & Chemicals, Inc.   204,000  13,847
du Pont (E.I.) de Nemours & Co.   1,284,300  136,136
Raychem Corp.   325,700  26,830
Union Carbide Corp.   637,400  28,205
  205,018
IRON & STEEL - 0.0%
Inland Steel Industries, Inc.   17,200  335
METALS & MINING - 0.0%
Aluminum Co. of America  24,800  1,686
Special Metals Corp.   27,500  481
  2,167
PACKAGING & CONTAINERS - 0.3%
Owens-Illinois, Inc. (a)  1,200,300  29,557
Tupperware Corp.   105,700  3,541
  33,098
PAPER & FOREST PRODUCTS - 0.7%
Boise Cascade Corp.   422,700  12,892
Champion International Corp.   659,200  29,994
International Paper Co.   364,200  14,158
Temple-Inland, Inc.   116,400  6,111
Willamette Industries, Inc.   80,400  5,025
  68,180
TOTAL BASIC INDUSTRIES   308,798
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.5%
CONSTRUCTION - 0.4%
Centex Corp.   224,490 $ 7,913
D.R. Horton, Inc.   466,010  5,010
Fleetwood Enterprises, Inc.   989,887  24,747
Kaufman & Broad Home Corp.   502,800  6,662
U.S. Home Corp. (a)  52,500  1,332
  45,664
ENGINEERING - 0.1%
Fluor Corp.   183,000  9,608
TOTAL CONSTRUCTION & REAL ESTATE   55,272
DURABLES - 3.6%
AUTOS, TIRES, & ACCESSORIES - 3.4%
Circuit City Stores, Inc. CarMax Group  47,800  717
Cummins Engine Co., Inc.   286,100  14,663
Dana Corp.   183,600  6,036
Discount Auto Parts, Inc. (a)  313,400  5,014
Federal-Mogul Corp.   364,200  8,968
General Motors Corp.   4,055,592  224,578
Gentex Corp. (a)  21,000  415
Goodyear Tire & Rubber Co.   150,800  7,880
Honda Motor Co. Ltd.   581,000  17,320
Magna International, Inc. Class A  559,000  27,676
Superior Industries International, Inc.   680,800  15,403
Volvo AB Class B  977,400  26,044
  354,714
CONSUMER ELECTRONICS - 0.1%
Newell Co.   344,300  11,534
TEXTILES & APPAREL - 0.1%
Burlington Industries, Inc. (a)  818,500  9,413
Hat Brands, Inc. (warrants) (a)(g)  90,346  294
Liz Claiborne, Inc.   129,900  5,667
  15,374
TOTAL DURABLES   381,622
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 5.4%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   834,200 $ 17,831
OIL & GAS - 5.2%
Amerada Hess Corp.   327,500  17,358
Anadarko Petroleum Corp.   45,300  2,542
Atlantic Richfield Co.   463,900  62,627
British Petroleum PLC:
 ADR  583,097  80,030
 Ord.   1,524  18
Burlington Resources, Inc.   787,000  33,644
Canada Occidental Petroleum Ltd.   677,400  12,476
Chevron Corp.   48,300  3,363
Elf Aquitaine SA sponsored ADR  169,257  8,336
Enron Oil & Gas Co.   48,800  1,013
Kerr-McGee Corp.   159,000  9,838
Louisiana Land & Exploration Co.   595,500  28,212
Mobil Corp.   48,300  6,308
Noble Affiliates, Inc.   74,000  2,794
Occidental Petroleum Corp.   1,085,800  26,738
Royal Dutch Petroleum Co.:
ADR  920,700  161,123
 Ord.   97,400  17,656
Santa Fe Energy Resources, Inc. (a)  487,400  6,763
Sun Co., Inc.   460,600  12,033
Tosco Corp.   1,347,300  38,398
Total SA:
 Class B  84,103  7,262
 sponsored ADR  299,372  12,686
Union Pacific Resources Group, Inc.   128,200  3,428
  554,646
TOTAL ENERGY   572,477
FINANCE - 11.3%
BANKS - 0.6%
BankAmerica Corp.   65,500  6,599
Canadian Imperial Bank of Commerce  68,500  1,549
Credit Suisse Group (Reg.)  120,500  14,371
Hong Leong Bank BHD  4,215,000  13,772
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
NationsBank Corp.   305,500 $ 16,917
State Street Boston Corp.   80,900  5,612
  58,820
CLOSED END INVESTMENT COMPANY - 0.1%
First NIS Regional Fund (a)  480,000  7,320
CREDIT & OTHER FINANCE - 1.4%
Beneficial Corp.   10,000  646
Fleet Financial Group, Inc.   2,241,934  128,351
Homeside, Inc.   12,800  189
Hong Leong Credit BHD  2,430,000  15,880
Transamerica Corp.   52,300  4,681
  149,747
FEDERAL SPONSORED CREDIT - 5.8%
Federal Home Loan Mortgage Corporation  6,676,300  181,929
Federal National Mortgage Association  12,054,400  435,465
  617,394
INSURANCE - 3.1%
AFLAC, Inc.   271,100  10,166
Allmerica Financial Corp.   359,700  12,634
Allstate Corp.   1,606,513  95,387
American International Group, Inc.   619,750  72,743
CIGNA Corp.   33,900  4,954
Equitable of Iowa Companies   40,200  2,010
General Re Corp.   232,600  36,751
Loews Corp.   64,700  5,750
MGIC Investment Corp.   211,100  14,935
Nationwide Financial Services, Inc. Class A  39,500  1,017
Provident Companies, Inc.   28,600  1,566
Providian Corp.   616,000  32,956
Reliastar Financial Corp.   98,604  5,830
Torchmark Corp.   389,500  21,569
Travelers Property Casualty Corp. Class A  94,400  2,997
UNUM Corp.   33,600  2,453
  323,718
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   380,600  23,883
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.1%
United Asset Management Corp.   612,900 $ 15,706
TOTAL FINANCE   1,196,588
HEALTH - 3.6%
DRUGS & PHARMACEUTICALS - 1.1%
American Home Products Corp.   28,500  1,710
Amgen, Inc. (a)  511,600  28,586
Astra AB Class A Free shares  804,500  38,682
Idexx Laboratories, Inc.   262,200  3,671
Novartis AG (Reg.) (a)  9,500  11,713
Pharmacia & Upjohn, Inc.   34,800  1,275
Schering-Plough Corp.   445,100  32,381
Warner-Lambert Co.   48,000  4,152
  122,170
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Abbott Laboratories  29,200  1,639
Allegiance Corp.   53,760  1,189
Baxter International, Inc.   117,200  5,054
Biomet, Inc.   643,700  10,862
Guidant Corp.   13,500  830
Johnson & Johnson  73,700  3,897
St. Jude Medical, Inc. (a)  621,600  20,746
  44,217
MEDICAL FACILITIES MANAGEMENT - 2.1%
Columbia/HCA Healthcare Corp.   4,698,823  157,998
Health Management Associates, Inc. Class A (a)  37,000  879
Humana, Inc. (a)  913,200  20,090
Tenet Healthcare Corp. (a)  812,300  20,003
United HealthCare Corp.   404,400  19,260
  218,230
TOTAL HEALTH   384,617
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  294,500  10,381
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
ELECTRICAL EQUIPMENT - 0.8%
Alcatel Alsthom Compagnie Generale d'Electricite SA 172,400 $ 20,728 Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  21,100  501
Emerson Electric Co.   162,000  7,290
General Electric Co.   351,800  34,916
Scientific-Atlanta, Inc.   401,500  6,123
Sensormatic Electronics Corp.   152,500  2,573
Westinghouse Electric Corp.   548,200  9,731
  81,862
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Caterpillar, Inc.   320,800  25,744
Dover Corp.   38,800  2,037
Kennametal, Inc.   14  1
Ultratech Stepper, Inc. (a)  272,000  6,018
  33,800
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   805,600  23,262
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   138,924
MEDIA & LEISURE - 1.5%
BROADCASTING - 0.1%
Chancellor Trust Class I unit (g)  148  7,046
HSN, Inc. (a)  112,650  2,858
  9,904
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  27,200  1,027
Royal Caribbean Cruises Ltd.   202,300  6,170
  7,197
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   569,800  40,878
LODGING & GAMING - 0.5%
Bally Gaming International, Inc. (warrants) (a)  149,100  205
Circus Circus Enterprises, Inc. (a)  874,100  22,727
Fitzgeralds South, Inc. (warrants) (a)(h)  1,640  -
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Mirage Resorts, Inc. (a)  729,300 $ 15,497
Sun International Hotels Ltd. Ord. (a)  419,600  14,686
  53,115
RESTAURANTS - 0.4%
Brinker International, Inc. (a)  240,700  3,039
McDonald's Corp.   890,200  42,062
Papa John's International, Inc. (a)  9,700  256
  45,357
TOTAL MEDIA & LEISURE   156,451
NONDURABLES - 6.0%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   157,700  3,134
TOBACCO - 6.0%
Philip Morris Companies, Inc.   4,751,200  542,231
RJR Nabisco Holdings Corp.   2,634,995  84,978
UST, Inc.   132,900  3,705
  630,914
TOTAL NONDURABLES   634,048
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   126,400  2,985
Santa Fe Pacific Gold Corp.   259,650  4,285
  7,270
RETAIL & WHOLESALE - 3.7%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. (warrants) (a)  394,561  -
TJX Companies, Inc.   182,900  7,819
  7,819
DRUG STORES - 0.0%
CVS Corp.   103,300  4,765
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 1.4%
Federated Department Stores, Inc. (a)  626,700 $ 20,603
Wal-Mart Stores, Inc.   4,494,400  125,281
  145,884
GROCERY STORES - 0.1%
Safeway, Inc. (a)  150,600  6,984
RETAIL & WHOLESALE, MISCELLANEOUS - 2.1%
Circuit City Stores, Inc. Circuit City Group 920,900 30,735 Corporate Express, Inc. (a) 255,900 2,623
Home Depot, Inc. (The)  1,328,800  71,091
Lowe's Companies, Inc.   1,285,100  48,030
Officemax, Inc. (a)  1,165,075  15,146
Office Depot, Inc. (a)  176,350  3,593
Rex Stores Corp. (a)  51,200  454
Staples, Inc. (a)  215,300  4,333
Toys "R" Us, Inc. (a)  975,200  27,306
U.S. Office Products Co. (a)  348,900  8,635
Viking Office Products, Inc. (a)  418,400  8,107
  220,053
TOTAL RETAIL & WHOLESALE   385,505
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   50,900  2,685
SERVICES - 0.0%
HCIA, Inc. (a)  24,300  407
TOTAL SERVICES   3,092
TECHNOLOGY - 8.0%
COMMUNICATIONS EQUIPMENT - 0.1%
Cisco Systems, Inc. (a)  122,800  5,910
Nokia Corp. AB sponsored ADR  77,100  4,491
  10,401
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 1.3%
America Online, Inc. (a)  64,700 $ 2,742
American Management Systems, Inc. (a)  57,800  1,272
Automatic Data Processing, Inc.   534,700  22,391
CUC International, Inc. (a)  118,400  2,664
Ceridian Corp. (a)  212,600  7,627
Cerner Corp. (a)  14,100  185
CompUSA, Inc. (a)  225,300  3,548
Electronic Data Systems Corp.   478,000  19,299
First Data Corp.   623,700  21,128
Microsoft Corp. (a)  153,000  14,028
Netscape Communications Corp. (a)  94,700  2,847
Oracle Systems Corp. (a)  333,050  12,843
Paychex, Inc.   230,200  9,467
Policy Management Systems Corp. (a)  406,900  17,751
  137,792
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Adaptec, Inc. (a)  5,600  200
Bay Networks, Inc. (a)  1,196,200  21,382
Compaq Computer Corp. (a)  1,539,600  117,972
Hewlett-Packard Co.   417,500  22,232
Ingram Micro, Inc. Class A (a)  63,200  1,319
International Business Machines Corp.   1,351,900  185,717
SCI Systems, Inc. (a)  552,400  27,965
Seagate Technology (a)  283,700  12,731
Silicon Graphics, Inc. (a)  69,400  1,353
Tech Data Corp. (a)  244,200  5,891
  396,762
ELECTRONIC INSTRUMENTS - 0.9%
Applied Materials, Inc. (a)  383,900  17,803
Berg Electronics Corp. (a)(h)  54,968  1,573
Cognex Corp. (a)  169,100  3,213
KLA Instruments Corp. (a)  111,100  4,055
Lam Research Corp. (a)  431,800  14,573
Novellus Systems, Inc. (a)  221,800  15,304
Teradyne, Inc. (a)  535,700  15,468
Thermo Electron Corp. (a)  201,800  6,231
Varian Associates, Inc.   221,300  11,840
  90,060
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - 2.0%
AMP, Inc.   1,333,500 $ 45,839
Atmel Corp. (a)  246,000  5,889
Intel Corp.   376,200  52,339
Methode Electronics, Inc. Class A  93,900  1,315
Microchip Technology, Inc. (a)  69,700  2,091
Molex, Inc.   181,662  6,358
Motorola, Inc.   18,200  1,099
National Semiconductor Corp. (a)  33,200  913
Solectron Corp. (a)  1,131,100  56,696
Storage Technology Corp. (a)  204,100  8,011
Texas Instruments, Inc.   421,700  31,575
Thomas & Betts Corp.   14,000  599
Xilinx, Inc. (a)  5,000  244
  212,968
TOTAL TECHNOLOGY   847,983
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc. Class B (a)  127,200  3,991
Delta Air Lines, Inc.   74,000  6,225
Northwest Airlines Corp. Class A (a)  159,500  6,001
  16,217
RAILROADS - 0.4%
Bombardier, Inc. Class B  326,200  5,902
Burlington Northern Santa Fe Corp.   154,200  11,411
CSX Corp.   451,400  20,990
  38,303
SHIPPING - 0.1%
Stolt-Nielsen SA   100,600  1,735
Stolt-Nielsen SA Class B sponsored ADR  292,300  5,161
  6,896
TRUCKING & FREIGHT - 0.0%
Roadway Express, Inc.   57,500  1,114
Yellow Corp. (a)  241,900  4,506
  5,620
TOTAL TRANSPORTATION   67,036
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 5.0%
CELLULAR - 1.7%
AirTouch Communications, Inc. (a)  1,754,900 $ 40,363
SK Telecom Ltd.   24  15
360 Degrees Communications Co. (a)  102,800  1,773
Vodafone Group PLC   4,956,523  22,632
Vodafone Group PLC sponsored ADR  2,500,300  110,325
  175,108
ELECTRIC UTILITY - 0.1%
American Electric Power Co., Inc.   25,800  1,064
El Paso Electric Co. (a)  56,000  336
Entergy Corp.   492,200  12,059
  13,459
GAS - 0.1%
Enron Corp.   359,800  13,672
TELEPHONE SERVICES - 3.1%
AT&T Corp.   576,300  20,026
Ameritech Corp.   557,100  34,262
Bell Atlantic Corp.   377,000  22,950
BellSouth Corp.   908,800  38,397
Deutsche Telekom AG  209,400  4,751
MCI Communications Corp.   1,830,300  65,204
Nextlink Communications, Inc. unit (h)  128,840  5,669
NYNEX Corp.   830,800  37,905
SBC Communications, Inc.   814,740  42,876
Sprint Corp.   1,217,100  55,378
WorldCom, Inc. (a)  19,400  427
  327,845
TOTAL UTILITIES   530,084
TOTAL COMMON STOCKS
(Cost $4,557,762)   5,782,200
PREFERRED STOCKS - 0.8%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.0%
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
$3.52 pay-in-kind (a)  70,123 $ 1,692
NONCONVERTIBLE PREFERRED STOCKS - 0.8%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Walden Residential Properties, Inc. 9.20%  95,900  2,398
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  520,415  1,571
FINANCE - 0.2%
BANKS - 0.1%
California Federal Bank FSB 9 1/8%  453,300  11,049
INSURANCE - 0.1%
American Annuity Group Capital Trust II  4,320  4,298
TOTAL FINANCE   15,347
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Fresenius Medical Care Capital Trust 9%  2,892  2,856
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.5%
American Radio System 11 3/8% pay-in-kind (h) 53,061 5,200 Cablevision System Corp. depositary shares 72,203 6,444
SFX Broadcasting, Inc. 12 5/8%  80,140  7,734
Sinclair Capital 11 5/8% (h)  82,440  8,038
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  22,092  23,528
  50,944
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.1%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind (a)  5,800 $ 629
 Series D, $200  91,921  9,169
  9,798
TOTAL MEDIA & LEISURE   60,742
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B, 14 7/8%  18,400  1,872
TOTAL NONCONVERTIBLE PREFERRED STOCKS   84,786
TOTAL PREFERRED STOCKS
(Cost $86,856)   86,478
NONCONVERTIBLE BONDS - 16.3%
 MOODY'S RATINGS (D) PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.0%
BE Aerospace, Inc. 9 7/8%, 2/1/06  B2 $ 3,260  3,342
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  1,210  1,340
  4,682
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 (h)  B1  3,380  3,270
SHIP BUILDING & REPAIR - 0.2%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  4,610  4,610
 9 1/4%, 12/1/06  B1  11,330  11,443
  16,053
TOTAL AEROSPACE & DEFENSE   24,005
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 0.5%
CHEMICALS & PLASTICS - 0.3%
Acetex Corp. yankee 9 3/4%, 10/1/03  B1 $ 3,780 $ 3,704
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  910  937
General Chemical Corp. 9 1/4%, 8/15/03  B2  3,850  3,850
Ivex Holdings Corp. 0%, 3/15/05 (e)  Caa  2,100  1,638
NL Industries, Inc. 11 3/4%, 10/15/03  B1  2,770  2,930
Praxair, Inc. 6.90%, 11/1/06  A3  12,000  11,568
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  2,720  2,856
  27,483
IRON & STEEL - 0.0%
AK Steel Corp. 9 1/8%, 12/15/06  Ba2  4,520  4,452
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc. 9.95%, 10/15/04  B2  4,755  5,028
PAPER & FOREST PRODUCTS - 0.1%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (h)  B3  2,850  2,736
Florida Coast Paper Co. LLC/Florida Coast
Paper Finance Corp. 12 3/4%, 6/1/03  B3  2,680  2,626
Repap Wisconsin, Inc. 9 1/4%, 2/1/02  B2  5,340  5,207
Stone Container Corp. 10 3/4%, 10/1/02  B1  3,830  3,849
  14,418
TOTAL BASIC INDUSTRIES   51,381
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.3%
Building Materials Corp. of America
0%, 7/1/04 (e)  B1  10,740  9,451
Nortek, Inc. 9 1/4%, 3/15/07 (h)  Ba3  2,310  2,270
Usinor Sacilor yankee 7 1/4%, 8/1/06  Baa2  17,500  16,911
  28,632
CONSTRUCTION - 0.1%
Greystone Homes, Inc. 10 3/4%, 3/1/04  B1  3,080  3,172
McDermott J Ray SA 9 3/8%, 7/15/06  B1  3,170  3,202
  6,374
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE - 0.0%
Iron Mountain, Inc. 10 1/8%, 10/1/06  B3 $ 3,070 $ 3,162
TOTAL CONSTRUCTION & REAL ESTATE   38,168
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.2%
APS, Inc. 11 7/8%, 1/15/06  B2  7,410  7,447
Aftermarket Technology Corp. 12%, 8/1/04  B3  1,845  2,030
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  4,050  4,151
Delco Remy International, Inc.
10 5/8%, 8/1/06 (h)  B2  1,210  1,258
Tennessee Gas Pipeline Co. 7%, 3/15/27  Baa3  7,970  7,742
  22,628
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%, 3/1/02  B3  7,520  7,821
Knoll, Inc. 10 7/8%, 3/15/06  B3  2,180  2,365
  10,186
TEXTILES & APPAREL - 0.4%
GFSI, Inc. 9 5/8%, 3/1/07 (h)  B3  7,270  7,088
Hat Brands, Inc. 12 5/8%, 9/15/02 (c)  -  5,870  3,229
Levi Strauss & Co. 7%, 11/1/06 (h)  Baa2  31,050  29,874
Pillowtex Corp. 10%, 11/15/06  B2  4,370  4,523
  44,714
TOTAL DURABLES   77,528
ENERGY - 1.2%
ENERGY SERVICES - 0.4%
Falcon Drilling, Inc.:
9 3/4%, 1/15/01  Ba3  2,670  2,710
 9 3/4%, 11/15/06  B1  940  954
Petroliam Nasional BHD yankee (h):
7 1/8%, 10/18/06   A1  20,000  19,516
 7 3/4%, 8/15/15   A1  4,000  3,973
 7 5/8%, 10/15/26   A1  20,000  19,418
  46,571
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
ENERGY - CONTINUED
OIL & GAS - 0.8%
Cross Timbers Oil Co. 9 1/4%, 4/1/07 (h)  B2 $ 4,300 $ 4,171
Diamond Shamrock, Inc. 7.65%, 7/1/26  Baa3  7,000  7,155
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  5,690  5,804
Forcenergy, Inc.:
9 1/2%, 11/1/06  B2  510  500
 8 1/2%, 2/15/07 (h)  B2  6,420  5,971
Gulf Canada Resources Ltd. yankee
9 5/8%, 7/1/05  Ba2  3,250  3,421
HS Resources, Inc. 9 1/4%, 11/15/06 (h)  B2  490  472
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  8,380  8,092
Norcen Energy Resources Ltd. yankee
7 3/8%, 5/15/06  Baa3  7,500  7,334
Occidental Petroleum Corp.:
6.39%, 11/9/00  Baa3  3,000  2,925
 8 1/2%, 11/9/01  Baa2  4,370  4,575
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  7,220  7,668
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
7.628%, 9/15/06 (h)  A3  15,510  15,305
Union Oil Co. California 7.67%, 4/19/02  Baa2  9,660  9,845
  83,238
TOTAL ENERGY   129,809
FINANCE - 6.4%
ASSET-BACKED SECURITIES - 0.9%
Airplanes Pass Through Trust
10 7/8%, 3/15/19   Ba2  19,640  21,751
Caterpillar Financial Asset Trust
6.55%, 5/22/02   A3  3,000  2,978
CPS Auto Grantor Trust 6.55%, 12/15/02   Aaa  10,250  10,196
Green Tree Financial Corp.:
6 1/2%, 6/15/27   Aaa  6,200  6,155
 6.80%, 6/15/27   Aaa  6,500  6,427
Olympic Automobile Receivables Trust
6.40%, 9/15/01   Aaa  13,560  13,507
Premier Auto Trust:
8.05%, 4/4/00  Aaa  23,540  23,923
 6%, 5/6/00   Aaa  8,060  8,030
  92,967
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - 2.1%
ABN Amro Bank NV (Chicago)
6 5/8%, 10/31/01  Aa3 $ 21,500 $ 21,051
Banc One Corp. 6.70%, 3/24/00  Aa3  13,250  13,184
BanPonce Corp. 6.665%, 3/5/01  A3  13,900  13,646
BanPonce Financial Corp. 7.72%, 4/13/00  A3  7,000  7,079
BanPonce Trust I 8.327%, 2/1/27 (h)  Baa1  20,520  20,040
Capital One Bank:
6.74%, 5/31/99  Baa3  12,500  12,444
 7.20%, 7/19/99  Baa3  28,000  28,117
 6.42%, 11/12/99  Baa3  14,000  13,817
Den Danske Bank Group AS
6.55%, 9/15/03 (h)  A2  1,500  1,435
HSBC Americas, Inc. 7%, 11/1/06  Baa1  24,500  23,444
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  10,700  10,736
Signet Bank 7.80%, 9/15/06  Baa1  10,000  10,038
Southern National Corp. 7.05%, 5/23/03  A3  17,500  17,253
Summit Bancorp. 8 5/8%, 12/10/02  BBB-  5,500  5,834
Union Planters National Bank 6.81%, 8/20/01  A3  10,000  9,988
U.S. Bancorp Capital I 8.27%, 12/15/26 (h)  A2  11,420  11,325
  219,431
CREDIT & OTHER FINANCE - 2.8%
AT&T Capital Corp.:
6.02%, 12/1/98  Baa3  24,000  23,753
 6.39%, 1/22/99  Baa3  24,900  24,758
 6.26%, 2/18/99  Baa3  5,350  5,302
 6.16%, 12/3/99  Baa3  9,000  8,826
Ahmanson Capital Trust I
8.36%, 12/1/26 (h)  Baa3  13,000  12,740
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  3,500  3,498
CIT Group Holdings, Inc. 6 1/4%, 10/4/99  Aa3  20,500  20,237
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  23,960  23,663
Finova Capital Corp. 6.12%, 5/28/02  Baa1  7,000  6,656
First Securities Capital I 8.41%, 12/15/26 (h)  A3  5,290  5,268
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Ford Motor Credit Co.:
5.73%, 2/23/00  A1 $ 11,500 $ 11,152
 5.83%, 2/28/00  A1  22,550  21,922
 6.65%, 5/22/00  A1  9,000  8,926
 6.20%, 3/12/01  A1  10,000  9,704
 6.57%, 3/19/01  A1  11,300  11,105
 7%, 9/25/01  A1  38,000  37,774
General Electric Capital Corp.
6.94%, 4/13/09 (f)  Aaa  22,500  22,564
General Motors Acceptance Corp.
5 5/8%, 2/1/99  A3  16,500  16,192
HMC Acquisition Properties, Inc. 9%, 12/15/07 Ba3 6,000 5,970 Heller Financial, Inc. 7 7/8%, 11/1/99 A2 16,260 16,639
North American Mortgage Co. 7.29%, 8/19/03  Baa2  3,500  3,464
  300,113
INSURANCE - 0.3%
Reliance Group:
9%, 11/15/00  Ba3  6,835  6,903
 9 3/4%, 11/15/03  B1  2,850  2,921
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  17,000  16,705
  26,529
SAVINGS & LOANS - 0.3%
Chevy Chase Savings Bank FSB
9 1/4%, 12/1/08  B1  9,230  9,045
First Nationwide Escrow Corp.
10 5/8%, 10/1/03 (h)  Ba3  3,320  3,503
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  8,210  9,010
Great Western Financial Corp. 8.60%, 2/1/02  Baa1  7,000  7,365
St. Paul Bancorp, Inc. 7 1/8%, 2/15/04  Ba2  5,400  5,209
  34,132
TOTAL FINANCE   673,172
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
HEALTH - 0.5%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
IMED Corp. 9 3/4%, 12/1/06 (h)  B3 $ 760 $ 752
McKesson Corp. 6.60%, 3/1/00 (h)   A3  13,610  13,486
  14,238
MEDICAL FACILITIES MANAGEMENT - 0.4%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99  A2  10,000  9,970
 6 7/8%, 7/15/01  A3  9,000  8,926
Mariner Health Group, Inc. 9 1/2%, 4/1/06  B2  1,070  1,049
Tenet Healthcare Corp.:
8%, 1/15/05  Ba1  820  789
 10 1/8%, 3/1/05  Ba3  4,800  5,148
 8 5/8%, 1/15/07  Ba3  14,940  14,381
  40,263
TOTAL HEALTH   54,501
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Continental Global Group, Inc.
11%, 4/1/07 (h)  B2  2,110  2,099
Exide Corp. 10%, 4/15/05  B1  1,640  1,665
Goss Graphic System, Inc. 12%, 10/15/06  B2  5,660  5,929
  9,693
POLLUTION CONTROL - 0.1%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (h)  B3  6,750  6,936
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   16,629
MEDIA & LEISURE - 2.5%
BROADCASTING - 1.5%
Adelphia Communications Corp.:
9 1/2%, 2/15/04  B3  6,530  5,485
 9 7/8%, 3/1/07 (h)  -  6,180  5,577
Cablevision System Corp.:
9 1/4%, 11/1/05  B2  4,110  3,925
 9 7/8%, 5/15/06  B2  3,145  3,082
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
CapStar Broadcasting Partners, Inc.
0%, 2/1/09 (e)(h)  CCC $ 1,960 $ 1,038
Diamond Cable Communications PLC yankee (e):
0%, 9/30/04  B3  7,720  6,041
 0%, 2/15/07 (h)  -  7,660  4,156
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  2,150  2,150
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  2,850  2,900
International Cabletel, Inc.:
0%, 2/1/06 (e)  B3  4,550  2,776
 10%, 2/15/07 (h)  -  7,530  7,154
Lenfest Communications, Inc. 8 3/8%, 11/1/05 Ba3 6,050 5,551 Olympus Communication LP/Olympus
Capital Corp. 10 5/8%, 11/15/06 (h)  B1  2,530  2,517
Rogers Cablesystems Ltd. yankee 11%, 12/1/15  B2  5,370  5,585
SCI Television, Inc. secured 11%, 6/30/05  Ba1  5,510  5,827
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  5,140  5,320
TCI Communications, Inc. 6.82%, 9/15/10 (i)  Ba1  19,280  19,172
TCI Satellite Entertainment, Inc.
0%, 2/15/07 (e)(h)  B-  5,350  2,381
Telemundo Group, Inc. 7%, 2/15/06 (f)  B1  7,130  6,987
Telewest PLC 0%, 10/1/07 (e)  B1  13,000  8,515
Time Warner, Inc.:
7.95%, 2/1/00  Ba1  25,200  25,716
 7 3/4%, 6/15/05  Ba1  19,500  19,260
 9.15%, 2/1/23  Ba1  3,550  3,742
  154,857
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc. 9 1/2%, 3/15/09 (h)  B2  4,520  4,396
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  1,130  1,113
Viacom, Inc. 8%, 7/7/06  B1  10,210  9,444
  14,953
LODGING & GAMING - 0.6%
American Skiing Co. 12%, 7/15/06  B3  8,130  8,171
Circus Circus Enterprises, Inc. 7%, 11/15/36 Baa2 7,000 6,586 Courtyard by Marriott II LP/Courtyard II
Finance Co. 10 3/4%, 2/1/08  B-  3,800  3,962
GB Property Funding Corp. gtd. 1st mtg.
10 7/8%, 1/15/04  B3  1,110  888
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
HMH Properties, Inc. 9 1/2%, 5/15/05  Ba3 $ 9,880 $ 9,905
Harrah's Jazz Co. 14 1/4%, 11/15/01 (c)  Caa  4,925  2,167
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  920  915
Mirage Resorts, Inc. 7 1/4%, 10/15/06  Baa2  18,500  17,943
Prime Hospitality Corp. 9 3/4%, 4/1/07 (h)  B1  4,880  4,819
Sun International Hotels Ltd. 9%, 3/15/07 (h)  Ba3  5,120  4,851
  60,207
PUBLISHING - 0.1%
Golden Books Publishing, Inc. 7.65%, 9/15/02  B1  1,530  1,346
News America Holdings, Inc. 7.70%, 10/30/25  Baa3  13,470  12,272
Sun Media Corp. yankee
9 1/2%, 2/15/07 (h)  B3  3,950  3,851
  17,469
RESTAURANTS - 0.2%
Foodmaker, Inc. 9 3/4%, 6/1/02  B3  6,960  7,082
Host Marriott Travel Plazas, Inc. 9 1/2%, 5/15/05  B1  10,870  10,924
  18,006
TOTAL MEDIA & LEISURE   265,492
NONDURABLES - 0.4%
FOODS - 0.3%
Chiquita Brands International, Inc.:
9 5/8%, 1/15/04  B1  9,670  9,815
 10 1/4%, 11/1/06  B1  5,430  5,661
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  13,500  13,339
Foodbrands of America, Inc. 10 3/4%, 5/15/06  B3  3,310  3,707
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  1,820  1,784
 11 1/8%, 10/1/02  B3  6,260  6,260
  40,566
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  4,270  4,473
Revlon Worldwide Parent Corp.
0%, 3/15/01 (h)  -  2,750  1,708
  6,181
TOTAL NONDURABLES   46,747
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
RETAIL & WHOLESALE - 0.7%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (c)(h)  - $ 13,118 $ 525
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
6.80%, 10/1/01  Baa1  20,000  19,650
 7 1/2%, 7/15/06  Baa1  9,000  8,927
K mart Corp.:
12 1/2%, 3/1/05  Ba3  2,890  3,439
 8 1/4%, 1/1/22  Ba3  5,420  4,688
Michaels Stores, Inc. 10 7/8%, 6/18/06  Ba2  6,110  6,278
Parisian, Inc. 9 7/8%, 7/15/03  B1  6,110  6,141
  49,123
GROCERY STORES - 0.2%
Kroger Co. 8.15%, 7/15/06  Baa3  7,000  7,153
Pathmark Stores, Inc.:
9 5/8%, 5/1/03  B3  10,620  9,970
 0%, 11/1/03 (e)  Caa  6,640  4,432
Penn Traffic Co.:
sr. 10 1/4%, 2/15/02  B2  3,190  2,790
 8 5/8%, 12/15/03  B2  1,350  1,100
 10 3/8%, 10/1/04  B2  840  727
  26,172
TOTAL RETAIL & WHOLESALE   75,820
SERVICES - 0.2%
PRINTING - 0.1%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  4,150  4,202
SERVICES - 0.1%
Borg-Warner Security Corp.
9 5/8%, 3/15/07 (h)  B3  2,750  2,668
Orion Network Systems, Inc. unit:
11 1/4%, 1/15/07   B2  8,130  8,028
 0%, 1/15/07 (e)  B2  6,830  3,466
  14,162
TOTAL SERVICES   18,364
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TECHNOLOGY - 0.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (e)  Caa $ 3,840 $ 3,053
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Comdisco, Inc.:
7.21%, 7/2/01  Baa1  12,000  12,023
 6 3/8%, 11/30/01  Baa1  13,775  13,271
Unisys Corp.:
12%, 4/15/03  B1  4,670  4,857
 11 3/4%, 10/15/04  B1  4,110  4,274
  34,425
ELECTRONIC INSTRUMENTS - 0.0%
Packard Bioscience, Inc. 9 3/8%, 3/1/07 (h)  B3  2,030  1,958
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  6,210  6,707
Fairchild Semiconductor Corp.
10 1/8%, 3/15/07 (h)  B2  5,480  5,480
  12,187
TOTAL TECHNOLOGY   51,623
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.3%
Delta Air Lines, Inc.:
9 7/8%, 5/15/00  Baa3  6,000  6,424
 10 1/2%, 4/30/16  Baa1  8,000  9,481
Northwest Airlines Pass Through Trust
8.97%, 1/2/15  Baa3  2,960  3,014
US Air, Inc.:
9 5/8%, 2/1/01  B3  7,150  7,150
 10%, 7/1/03  B3  6,320  6,320
 10 3/8%, 3/1/13  B1  1,975  2,044
  34,433
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2  10,500  10,379
TOTAL TRANSPORTATION   44,812
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
UTILITIES - 1.5%
CELLULAR - 0.3%
Arch Communications Group, Inc.
0%, 3/15/08 (e)  B3 $ 2,730 $ 1,160
Globalstar LP/Globalstar Capital C unit
11 3/8%, 2/15/04 (h)  B3  4,020  3,920
McCaw International Ltd. unit 0%, 4/15/07 (e)(h) CCC 9,180 4,315 Millicom International Cellular SA
0%, 6/1/06 (e)  B3  4,540  2,985
Rogers Cantel, Inc. 9 3/8%, 6/1/08  Ba3  4,240  4,282
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  14,960  14,606
  31,268
ELECTRIC UTILITY - 0.5%
Calenergy, Inc. 9 1/2%, 9/15/06  Ba2  4,280  4,408
Commonwealth Edison Co. 7 3/8%, 9/15/02  Baa2  15,380  15,384
Long Island Lighting Co. 8 5/8%, 4/15/04  Ba1  18,250  18,489
NIPSCO Capital Markets, Inc. 7.39%, 4/1/04  A3  12,700  12,592
  50,873
TELEPHONE SERVICES - 0.7%
Brooks Fiber Properties, Inc. 0%, 11/1/06 (e) - 3,040 1,794 Call-Net Enterprises, Inc. yankee
0%, 12/1/04 (e)  B2  3,600  2,997
MFS Communications, Inc. (e):
0%, 1/15/04  Ba3  12,185  10,936
 0%, 1/15/06  Ba3  20,595  15,447
McLeod, Inc. 0%, 3/1/07 (e)(h)  B3  890  481
Shared Technologies Fairchild Communications
Corp. 0%, 3/1/06 (e)  Caa  3,410  2,762
Teleport Communications Group, Inc.
9 7/8%, 7/1/06  B1  1,610  1,650
Winstar Equipment Corp.
12 1/2%, 3/15/04 (h)  CCC+  3,280  3,149
WorldCom, Inc. 7 3/4%, 4/1/07   Ba1  38,000  37,633
  76,849
TOTAL UTILITIES   158,990
TOTAL NONCONVERTIBLE BONDS
(Cost $1,757,218)   1,727,041
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 10.9%
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 8.9%
6 1/8%, 3/31/98  Aaa $ 68,560 $ 68,592
8 7/8%, 11/15/98  Aaa  38,140  39,582
9 1/8%, 5/15/99  Aaa  6,780  7,127
8%, 8/15/99  Aaa  23,970  24,730
7 3/4%, 12/31/99  Aaa  235,050  241,770
6 7/8%, 3/31/00  Aaa  69,980  70,461
5 3/4%, 10/31/00  Aaa  13,494  13,096
7 7/8%, 8/15/01  Aaa  880  917
10 3/4%, 5/15/03  Aaa  27,750  33,087
11 1/4%, 8/15/03  Aaa  8,710  10,602
11 7/8%, 11/15/03  Aaa  28,988  36,575
12 3/8%, 5/15/04  Aaa  48,000  62,558
7%, 7/15/06  Aaa  97,224  97,467
11 3/4%, 2/15/10 (callable)  Aaa  71,750  91,941
12 3/4%, 11/15/10 (callable)  Aaa  38,000  51,805
8 7/8%, 2/15/19  Aaa  21,610  25,476
7 1/4%, 2/15/23  Aaa  38,948  38,479
6 1/2%, 11/15/26  Aaa  29,083  26,774
  941,039
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Federal Home Loan Bank:
7.70%, 9/20/04  Aaa  2,360  2,437
 8.09%, 12/28/04  Aaa  11,000  11,610
 6.85%, 5/26/05  Aaa  10,000  9,795
Federal Home Loan Mortgage Corporation
7.35%, 3/22/05  Aaa  5,000  5,051
Federal National Mortgage Association:
6.85%, 4/5/04  Aaa  5,350  5,274
 7.49%, 3/2/05  Aaa  4,725  4,826
 6.44%, 6/21/05  Aaa  3,500  3,339
Financing Corp.:
 0%, 4/15/02  -  2,276  1,616
 0%, 5/11/02  Aaa  2,275  1,603
 0%, 12/6/02  -  3,794  2,568
 0%, 2/3/03  Aaa  2,032  1,354
 0%, 12/6/03  -  3,385  2,125
 0%, 5/2/04  Aaa  4,033  2,449
 0%, 8/8/05  -  5,311  2,931
 0%, 11/30/05  Aaa  1,666  898
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Export Trust Certificates (assets
of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-A,
7.12%, 4/15/06  Aaa $ 25,026 $ 25,140
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 0%, 11/15/01  Aaa  15,700  11,510
  8%, 11/15/01  Aaa  5,700  5,936
  6 5/8%, 8/15/03  Aaa  22,140  21,736
  5 5/8%, 9/15/03  Aaa  26,920  25,043
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1996-A:
 6.73%, 8/1/02  Aaa  21,675  21,424
  6.83%, 8/1/03  Aaa  11,700  11,542
  7.57%, 8/1/13  Aaa  10,090  9,941
U.S. Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) 6.69%, 1/15/09 (h)  Aaa  18,943  18,399
  208,547
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,173,067)   1,149,586
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 7.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.3%
5 1/2%, 8/1/02 to 5/1/03  Aaa  13,913  13,151
6%, 10/1/23 to 9/1/25  Aaa  13,608  12,357
7%, 5/1/99 to 7/1/01  Aaa  5,927  5,931
8 1/2%, 2/1/19 to 8/1/22  Aaa  436  449
  31,888
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.1%
5 1/2%, 10/1/02 to 5/1/26  Aaa  23,870  22,253
6%, 4/1/00 to 6/1/26  Aaa  167,474  155,984
6 1/2%, 7/1/25 to 10/1/26  Aaa  260,948  242,859
7%, 5/1/00 to 5/1/26  Aaa  55,271  52,901
7 1/2%, 6/1/22 to 4/1/27  Aaa  30,996  30,428
7 1/2%, 4/1/27 (k)  Aaa  34,100  33,471
  537,896
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.8%
6%, 10/15/08 to 4/15/26  Aaa $ 46,242 $ 43,833
6 1/2%, 12/15/07 to 8/15/09  Aaa  72,236  69,939
8%, 4/15/24 to 12/15/25  Aaa  6,900  6,938
8 1/2%, 4/15/26 to 10/15/26  Aaa  75,368  77,264
  197,974
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $772,805)   767,758
COMMERCIAL MORTGAGE SECURITIES - 1.5%
American Southwest Financial Securities
Series 1994-C2 Class B2, 12.79%,
12/25/01 (h)(i)  -  3,880  3,743
BKB Commercial Mortgage Trust Series 1997-C1
Class D, 7.83%, 2/25/43 (h)(i)  BBB  5,378  5,354
Bardell Associates Note Trust
12 1/2%, 11/1/08 (g)  -  17,703  18,809
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.6832%, 8/1/24 (h)(i)  -  2,280  1,609
Blackrock Capital Funding LLC Series 1996
Class C2, 7.6351%, 11/16/26 (h)(i)  AAA  4,130  4,157
CBA Mortgage Corp. Series 1993-C1
Class E, 7.76%, 12/25/03 (h)(i)  Ba2  5,083  4,734
CS First Boston Mortgage Securities Corp. (h):
floater Series 1995-AEWI Class E,
 9.9764%, 11/25/97 (i)  -  2,510  2,374
 Series 1994-CFB1 Class E, 7.6411%,
 1/25/28 (i)  Ba2  6,629  5,808
 Series 1994-M1 Class E, 12.60%, 2/15/02  -  1,000  998
Equitable Life Assurance Society of the United
States (The) (h):
 sequential pay Series 174 Class A1,
  7.24%, 5/15/06   Aaa  17,600  17,732
  Series 174 Class B1, 7.33%, 5/15/06   Aa2  10,400  10,374
  Series 1996-1 Class C1, 7.52%, 5/15/06   A2  8,000  8,020
  Series 1996-1 Class D1, 7.77%, 5/15/06   Baa2  6,800  6,885
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86%, 11/15/06 (h)  Ba3  1,250  1,086
Lehman Structured Securities Corp. Series 1996-1
Class E-2, 7.995%, 6/25/26  BB  1,600  1,531
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Merrill Lynch Mortgage Investments, Inc.
Series 1994 Class M1-E, 8.0933%,
6/25/22 (h)(i)  Ba2 $ 1,060 $ 954
Morgan Stanley Capital I, Inc. sequential pay
Series 1997-C1 Class A-1C,
7.63%, 2/15/20   Aaa  13,600  13,677
Mortgage Capital Funding, Inc. Series 1996-MC1
Class G, 7.15%, 7/15/28 (h)  BB  1,359  1,126
NB Commercial Mortgage pass through
certificate sequential pay Series FSI Class A,
7.187%, 10/20/23 (h)  -  7,161  7,140
Nomura Asset Securities Corp. (h):
Series 1993-1 Class B2, 6.68%, 12/15/01  -  3,930  3,302
 Series 1993-1 Class B3, 6.68%, 12/15/03  B  1,800  1,398
Oregon Commercial Mortgage, Inc.
Series 1995 Class E,
9.72%, 6/25/26 (h)(i)  BB  2,650  2,520
Penn Mutual Life Insurance Co. (The)
Series 1996-PML (h):
 Class K, 7.90%, 11/15/26   -  750  437
  Class L, 7.90%, 11/15/26   -  600  261
Resolution Trust Corp.:
floater Series 1991-M2 Class A1,
 7.1864%, 9/25/20 (i)  Ba3  550  391
 sequential pay Series 1994-C1 Class F,
 8%, 6/25/26  B  2,847  2,651
 Series 1994-C2 Class G,
 8%, 4/25/25  B  2,157  2,031
 Series 1994-N2 (f)(h):
 Class 5-A, 10 5/8%, 12/15/04   B2  3,400  3,400
  Class 5-B, 10 5/8%, 12/15/04   B2  1,000  1,000
 Series 1995-C2 Class F, 7%, 5/25/27  B1  655  576
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (g)  -  5,225  3,475
Structured Asset Securities Corp.:
 sequential pay Series 1996 Class A-2A,
 7 3/4%, 2/25/28  AAA  5,672  5,729
 Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (h)  BB  2,190  1,787
 Series 1996-CFL Class F,
 7 3/4%, 2/25/28  -  1,000  944
 Series 1996-CFL Class G,
 7 3/4%, 2/25/28 (h)  -  1,200  1,000
 Series 1996-C3 Class E,
 8.458%, 6/25/30 (h)(i)  -  500  463
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (h)  Aaa $ 15,230 $ 14,773
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $158,687)   162,249
COMPLEX MORTGAGE SECURITIES - 0.0%
INTEREST ONLY STRIPS - 0.0%
SML, Inc. commercial Series 1994-C1 Class S,
0.81%, 9/18/99 (j) (Cost $2,078)  -  125,474  1,921
FOREIGN GOVERNMENT OBLIGATIONS (L) - 0.7%
Israeli State euro 6 3/8%, 12/19/01  A3  18,265  17,603
Newfoundland Province yankee:
11 5/8%, 10/15/07  Baa1  5,750  7,421
 7.32%, 10/13/23  Baa1  9,750  9,119
Quebec Province yankee 7.22%, 7/22/36 (f)  A2  35,000  35,459
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $69,899)   69,602
CERTIFICATES OF DEPOSIT - 3.1%
ABN-Amro Bank NV yankee 5.65%, 12/23/97    5,000  4,987
Bank of Tokyo-Mitswoishi Ltd. yankee
5.60%, 6/11/97    26,000  25,992
Bayerische Hypotheken und Wechsel Bank AG
yankee 5.40%, 4/7/97    34,000  33,998
Bayerische Vereinsbank AG yankee
5.40%, 4/2/97    28,700  28,699
Canadian Imperial Bank of Commerce yankee
5.35%, 4/14/97    27,200  27,196
Dresdner Bank AG yankee 5.32%, 4/9/97    4,000  4,000
Deutsche Bank AG yankee 5.34%, 5/28/97    26,000  25,983
Landesbank Hessen-Thuringen yankee:
5.78%, 1/27/98    14,500  14,464
 5.67%, 2/11/98    6,000  5,983
National Westminster Bank PLC yankee
5 1/2%, 8/5/97    25,600  25,564
CERTIFICATES OF DEPOSIT - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
Rabobank Nederland, Cooperative Centrale yankee:
5.40%, 4/9/97   $ 7,000 $ 6,999
 5.97%, 3/20/98    8,000  8,003
Royal Bank of Canada yankee 5.74%, 1/7/98    15,000  14,952
Sanwa Bank Ltd. yankee 5.51%, 5/19/97    27,000  26,992
Societe Generale yankee 5.55%, 7/28/97    26,000  25,974
Sumitomo Bank Ltd. yankee
5.58%, 4/8/97    25,000  24,999
Swiss Bank Corp. yankee 5 1/2%, 8/4/97    25,000  24,969
TOTAL CERTIFICATES OF DEPOSIT
(Cost $329,974)   329,754
COMMERCIAL PAPER - 1.9%
Caisse Des Depots Et Consigns yankee
5.32%, 4/4/97    4,000  3,997
Cregem North America, Inc. yankee
5.35%, 5/5/97    10,000  9,946
CIESCO, LP 5.32%, 4/11/97    15,000  14,973
Delaware Funding Corp. 5.60%, 5/19/97    13,000  12,901
Electricite De France yankee 5.33%, 7/28/97    1,100  1,080
Fleet Funding Corp. 5.32%, 4/9/97    26,000  25,961
GTE Corp.:
5.42%, 4/8/97    12,000  11,984
 5.36%, 4/10/97    13,000  12,978
General Motors Acceptance Corp.
5.465%, 6/23/97    28,000  27,629
Nationwide Building Society yankee
5.32%, 8/11/97    14,000  13,707
Norfolk Southern Corp.:
5.35%, 4/4/97    6,000  5,996
 5.35%, 4/9/97    21,000  20,969
PHH Corp. 5.65%, 5/7/97    27,000  26,844
Preferred Receivables Fund Corp. 5.35%, 4/2/97    12,750  12,746
TOTAL COMMERCIAL PAPER
(Cost $201,790)   201,711
BANK NOTES - 0.2%
Bank of America National Trust & Savings
5 1/2%, 6/19/97 (Cost $20,000)    20,000  19,986
CASH EQUIVALENTS - 2.8%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 1/2%, dated
3/31/97 due 4/1/97  $ 1,110 $ 1,110
 SHARES

Taxable Central Cash Fund (b)   290,328,429  290,328
TOTAL CASH EQUIVALENTS
(Cost $291,438)   291,438
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $9,421,574)  $ 10,589,724
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7. Restricted securities - investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 18,326
Chancellor Trust
 Class I unit 10/12/94 $ 2,990
Hat Brands, Inc. 9/2/92     (warrants) to 2/23/94 $ -
SML, Inc.
 Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94 $ 3,398
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $409,164,000 or 3.9% of net assets.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
11. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
12. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 23.9% AAA, AA, A 22.9%
Baa 4.7% BBB  6.8%
Ba 3.0% BB  1.6%
B 3.7% B  3.4%
Caa 0.0% CCC  0.4%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.8%.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  87.8%
United Kingdom  2.7
Netherlands  2.1
Canada  1.8
Japan  1.3
Germany  1.1
Others (individually less than 1%)  3.2
TOTAL  100.0%
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $9,426,271,000. Net unrealized appreciation aggregated $1,163,453,000, of which $1,360,894,000 related to appreciated investment securities and $197,441,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MARCH 31, 1997

ASSETS

Investment in securities, at value (including repurchase                    $ 10,589,724
agreements of $1,110) (cost $9,421,574) -
See accompanying schedule

Cash                                                                         787

Receivable for investments sold                                              74,639

Receivable for fund shares sold                                              11,662

Dividends receivable                                                         12,677

Interest receivable                                                          60,191

Other receivables                                                            204

U.S. Treasury obligations, at value, held as collateral                      28,377
for securities loaned

 TOTAL ASSETS                                                                10,778,261

LIABILITIES

Payable for investments purchased                               $ 158,199
Regular delivery

 Delayed delivery                                                34,036

Payable for fund shares redeemed                                 36,741

Accrued management fee                                           4,989

Other payables and accrued expenses                              2,515

Collateral on securities loaned, at value                        88,865

 TOTAL LIABILITIES                                                           325,345

NET ASSETS                                                                  $ 10,452,916

Net Assets consist of:

Paid in capital                                                             $ 9,039,662

Undistributed net investment income                                          7,102

Accumulated undistributed net realized gain (loss) on                        237,892
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                1,168,260
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 640,228 shares outstanding                                  $ 10,452,916

NET ASSET VALUE, offering price and redemption price per                     $16.33
share ($10,452,916 (divided by) 640,228 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MARCH 31, 1997

INVESTMENT INCOME                                                      $ 50,265
Dividends

Interest (including income on securities loaned of $323)                190,035

 TOTAL INCOME                                                           240,300

EXPENSES

Management fee                                              $ 30,191

Transfer agent fees                                          12,675

Accounting and security lending fees                         481

Non-interested trustees' compensation                        43

Custodian fees and expenses                                  282

Registration fees                                            35

Audit                                                        134

Legal                                                        24

Interest                                                     20

Miscellaneous                                                65

 Total expenses before reductions                            43,950

 Expense reductions                                          (802)      43,148

NET INVESTMENT INCOME                                                   197,152

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                       284,426

 Foreign currency transactions                               109        284,535

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                       144,617

 Assets and liabilities in foreign currencies                121        144,738

NET GAIN (LOSS)                                                         429,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 626,425
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS        YEAR ENDED
                                                          ENDED MARCH 31,   SEPTEMBER 30,
                                                          1997              1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 197,152         $ 397,024
Net investment income

 Net realized gain (loss)                                  284,535           671,756

 Change in net unrealized appreciation (depreciation)      144,738           3,779

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           626,425           1,072,559
FROM OPERATIONS

Distributions to shareholders                              (245,047)         (374,329)
From net investment income

 From net realized gain                                    (468,542)         -

 TOTAL DISTRIBUTIONS                                       (713,589)         (374,329)

Share transactions                                         1,064,080         2,206,154
Net proceeds from sales of shares

 Reinvestment of distributions                             701,522           366,382

 Cost of shares redeemed                                   (1,899,197)       (3,680,752)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (133,595)         (1,108,216)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (220,759)         (409,986)

NET ASSETS

 Beginning of period                                       10,673,675        11,083,661

 End of period (including undistributed net investment    $ 10,452,916      $ 10,673,675
income of $7,102 and $54,997, respectively)

OTHER INFORMATION
Shares

 Sold                                                      62,720            137,775

 Issued in reinvestment of distributions                   42,184            22,890

 Redeemed                                                  (111,938)         (229,788)

 Net increase (decrease)                                   (7,034)           (69,123)


FINANCIAL HIGHLIGHTS
      SIX MONTHS    YEARS ENDED SEPTEMBER 30,
      ENDED
      MARCH 31,

      1997          1996                        1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 16.49    $ 15.47    $ 14.58    $ 14.97    $ 13.50   $ 13.02
beginning of period

Income from Investment
Operations

 Net investment                 .31 G      .62        .49        .34        .52       .46
income

 Net realized and               .67        .96        .93        .21        2.01      .97
 unrealized gain
(loss)

 Total from investment          .98        1.58       1.42       .55        2.53      1.43
 operations



Less Distributions

 From net                       (.39)      (.56)      (.44)      (.44)      (.87)     (.45)
 investment income

 From net realized gain         (.75)      -          -          (.45)      (.19)     (.50)

 In excess of net               -          -          (.09)      (.05)      -         -
 realized gain

 Total distributions            (1.14)     (.56)      (.53)      (.94)      (1.06)    (.95)

Net asset value, end           $ 16.33    $ 16.49    $ 15.47    $ 14.58    $ 14.97   $ 13.50
of period

TOTAL RETURN B, C               5.87%      10.37%     10.09%     3.60%      19.71%    11.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 10,453   $ 10,674   $ 11,084   $ 11,792   $ 7,266   $ 2,762
period (in millions)

Ratio of expenses to            .81% A     .95%       .97%       1.04%      1.09%     1.17%
average net assets

Ratio of expenses to            .80% A     .93%       .97%       1.04%      1.09%     1.17%
average net assets             , E        E
after expense
reductions

Ratio of net investment         3.65% A    3.64%      4.27%      3.63%      4.28%     5.58%
income to average
net assets

Portfolio turnover rate         86% A      131%       137%       109%       98%       134%

Average commission             $ .0038    $ .0045
rate F


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for contingent interest, paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $29,624,000 or 0.3% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,235,905,000 and $4,558,606,000, respectively, of which U.S. government and government agency obligations aggregated $1,161,745,000 and $2,710,526,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .56% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .23% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $523,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $84,176,000 and $88,865,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $22,268,000 and $18,117,000, respectively. The weighted average interest rate was 5.8%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $430,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $32,000 and $340,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager (a fund of Fidelity Charles Street Trust) at March 31, 1997, the results of its operations for the six months then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Asset Manager's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
May 6, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard C. Habermann, Vice President
George A. Vanderheiden, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
SM
Asset Manager: Growth
SM
Asset Manager: Income
SM
Fidelity Freedom Funds-
Income, 2000, 2010, 2020, 2030
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
ASSET MANAGER: INCOME
SM

SEMIANNUAL REPORT
MARCH 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The managers' review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     11    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            12    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   35    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  39    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As the first quarter of 1997 came to an end, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction over the second half of March. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997           PAST 6   PAST 1   LIFE OF
                                       MONTHS   YEAR     FUND

Fidelity Asset Manager: Income         4.21%    7.53%    46.47%

Lehman Brothers Aggregate Bond Index   2.42%    4.91%    30.43%

Income Funds Average                   4.41%    8.71%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 1, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the income funds average, which reflects the performance of 55 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997           PAST 1   LIFE OF
                                       YEAR     FUND

Fidelity Asset Manager: Income         7.53%    8.85%

Lehman Brothers Aggregate Bond Index   4.91%    6.08%

Income Funds Average                   8.71%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
  1992/10/01   10000.00                    10000.00
10000.00
     1992/10/31    9890.00                     9867.42
9975.40
     1992/11/30   10020.30                     9869.65
10049.92
     1992/12/31   10222.02                    10026.59
10139.46
     1993/01/31   10485.16                    10218.86
10235.58
     1993/02/28   10657.39                    10397.75
10336.92
     1993/03/31   10891.49                    10441.07
10403.69
     1993/04/30   10973.54                    10513.78
10390.17
     1993/05/31   11035.05                    10527.17
10455.11
     1993/06/30   11158.52                    10717.95
10544.50
     1993/07/31   11251.64                    10778.57
10568.43
     1993/08/31   11500.56                    10967.50
10732.98
     1993/09/30   11531.81                    10997.62
10742.43
     1993/10/31   11688.44                    11038.71
10812.79
     1993/11/30   11615.38                    10944.81
10770.08
     1993/12/31   11794.96                    11004.13
10822.75
     1994/01/31   11997.58                    11152.70
10955.22
     1994/02/28   11783.98                    10958.94
10838.32
     1994/03/31   11558.83                    10688.76
10686.15
     1994/04/30   11569.50                    10603.41
10704.53
     1994/05/31   11602.06                    10601.92
10753.45
     1994/06/30   11536.90                    10578.49
10711.95
     1994/07/31   11689.09                    10788.61
10859.99
     1994/08/31   11809.10                    10802.00
10969.78
     1994/09/30   11699.69                    10643.01
10890.25
     1994/10/31   11732.89                    10633.53
10959.62
     1994/11/30   11644.89                    10609.91
10896.23
     1994/12/31   11634.28                    10683.18
10973.55
     1995/01/31   11701.27                    10894.60
11116.60
     1995/02/28   11913.79                    11153.63
11298.73
     1995/03/31   12037.44                    11222.06
11414.46
     1995/04/30   12194.96                    11378.82
11553.94
     1995/05/31   12488.19                    11819.15
11814.64
     1995/06/30   12612.60                    11905.80
11925.30
     1995/07/31   12816.64                    11879.21
12019.77
     1995/08/31   12930.56                    12022.57
12095.88
     1995/09/30   13101.93                    12139.54
12260.02
     1995/10/31   13124.85                    12297.41
12336.48
     1995/11/30   13355.23                    12481.68
12529.29
     1995/12/31   13575.82                    12656.85
12660.13
     1996/01/31   13727.97                    12740.90
12798.73
     1996/02/29   13634.06                    12519.43
12769.98
     1996/03/31   13622.07                    12432.41
12788.07
     1996/04/30   13633.74                    12362.49
12827.43
     1996/05/31   13681.62                    12337.39
12915.01
     1996/06/30   13788.98                    12503.07
13001.18
     1996/07/31   13694.14                    12537.28
12923.62
     1996/08/31   13729.26                    12516.27
12998.42
     1996/09/30   14055.41                    12734.39
13236.63
     1996/10/31   14358.16                    13016.48
13426.12
     1996/11/30   14772.98                    13239.43
13726.98
     1996/12/31   14636.75                    13116.33
13659.69
     1997/01/31   14851.07                    13156.50
13869.17
     1997/02/28   14914.15                    13189.22
13924.48
     1997/03/31   14647.34                    13043.07
13751.15
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager: Income on October 1, 1992, when the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $14,647 - a 46.47% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,043 - a 30.43% increase. You can also look at how the Fidelity Conservative Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+103.51%), the Lehman Brothers Aggregate Bond Index (+30.43%) and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+22.00%) according to the fund's neutral mix* and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $13,751 - a 37.51% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
* CURRENTLY 20% STOCKS, 50% BONDS AND 30% SHORT-TERM/MONEY MARKET
INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 20%, 30% AND 50%, RESPECTIVELY, PRIOR TO JANUARY 1, 1997.
FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS:
Effective December 1, 1996, John Todd (bottom right) became sub-manager for the redefined short-term/money market class of Fidelity Asset Manager:
Income. In addition, Charles Morrison (bottom left) became sub-manager for bonds on February 3, 1997. The following is an interview with Richard Habermann (top left), Portfolio Manager of Fidelity Asset Manager: Income, George Vanderheiden (top right), sub-manager for stocks, John Todd and Charles Morrison.
Q. DICK, HOW DID THE FUND PERFORM?
D.H. For the six months that ended March 31, 1997, the fund had a total return of 4.21%, performing in line with the 4.41% return posted over the same period by the income funds average tracked by Lipper Analytical Services. For the 12 months that ended March 31, 1997, the fund returned 7.53%, compared with the 8.71% return of the income funds average for the same period.
Q. WHAT AFFECTED THE FUND'S PERFORMANCE?
D.H. Through most of the period, the fund was overweighted in stocks, and short-term and money market securities relative to its neutral mix targets. At the end of the period, the fund had 23% invested in stocks, 46% in bonds and 31% in short-term/money market securities, versus its neutral mix of 20% stocks, 50% bonds and 30% short-term/money market securities. The overweighting in stocks helped the fund, as equities performed best among the three asset classes. Equities outperformed because most companies continued to post good earnings reports, helped in part by limited wage growth and cost cutting. In addition, the economy was stronger than expected in the fourth quarter of 1996 and the first quarter of 1997, with companies posting moderately strong unit growth.
Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE BOND MARKET?
D.H. The bond market has struggled because of concerns that continued economic growth might lead to inflation. Employment has reached a level where inevitably there should be increased upward pressure on wages. In this cycle of inflationary expectations, the Federal Reserve Board has tried to anticipate and head off incipient inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - to 5.50% near the end of the period. This pre-emptive move was well-telegraphed, as Fed Chairman Alan Greenspan had indicated the Fed's inclination toward raising interest rates twice before the Fed acted. As a result, the rate increases were already priced into the market. Although the equity market was leery of interest rate increases, the strong economy still supported continued earnings growth overall. The bond market, however, is concerned that interest rates are going to move higher - and bond prices lower - so its performance has suffered.
Q. WHAT WAS YOUR RATIONALE FOR OVERWEIGHTING STOCKS AND SHORT-TERM
SECURITIES?
D.H. As I said, corporate earnings remained strong, as did the economy. Another key factor was the strength of the dollar, although that can act as a double-edged sword. On the positive side, a strong dollar has a positive effect on inflation, in that it keeps import prices down. In addition, investors, especially those abroad, tend to feel more comfortable putting money into U.S. equities when the dollar is strong, and that helps to sustain stock prices. On the negative side, a rising dollar acts as a drag on the economy by slowing exports and suppressing corporate earnings. This especially affects large, multinational corporations. I overweighted the short-term and money market portion of the portfolio because short-term securities were poised to benefit from the Fed's increases in short-term interest rates.
Q. TURNING TO YOU, GEORGE, WHAT EFFECT DO YOU SEE THE FED INTEREST RATE INCREASE HAVING ON THE STOCK MARKET?
G.V. Rising interest rates are poison to high price/earnings - or P/E - multiples, and large-cap consumer growth stocks carry some of the highest P/E ratios in the market today. These stocks have done very well over the past three years, while smaller- to mid-cap stocks have suffered on both a relative basis and an absolute basis since mid-1996. I have been reallocating assets to these smaller-cap stocks where I think there is better value.
Q. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
G.V. The fund owns tobacco stocks because they operate a profitable business that has offered above-average returns to shareholders over the long term. The stocks provide better-than-average earnings growth, lower-than-average P/E ratios and high yields. Nothing that has occurred over the past year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" far in excess of any reasonable estimate of potential liabilities. In spite of the barrage of litigation over the past 10 years and the occurrence of the "Marlboro Friday" price-cutting incident - when the company's stock dropped because the company cut product prices to increase market share - Philip Morris has appreciated by 5-1/2 fold over the 10-year period - versus a four-fold increase in the S&P 500 - and also has paid a higher dividend yield compared to the market during the same time period.
Q. HOW DO YOU GO ABOUT STEERING THE FUND'S STOCK INVESTMENTS THROUGH DIFFICULT MARKET PHASES?
G.V. One of the ways to do so is to emphasize companies with reliable and above-average earnings growth rates whose stock carries a dividend yield equal to or better than the market, and whose stock valuation is lower than that of the market. Much of the fund's stock assets at period end are in growth companies such as Philip Morris, Fannie Mae - the Federal National Mortgage Association - Fleet Financial, IBM, Freddie Mac - the Federal Home Loan Mortgage Corporation - Columbia/HCA Healthcare and Vodafone. This combined group of companies has an earnings growth rate of 14%, nearly twice that of the S&P 500. The average dividend yield of this group of stocks is 2%, similar to that of the S&P 500. The average P/E ratio of this group of stocks - based on 1997 earnings - is 14 while that of the S&P 500 is 17. I took much comfort that these companies in aggregate had much better earnings prospects than the S&P 500, yet were selling for a lower valuation. In a rising market, they've had superior growth going for them and, in a falling market, they've got conservative valuations giving them support.
Q. CHARLIE, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND'S BOND INVESTMENTS?
C.M. For most of the period, I focused on positioning the bonds more aggressively by increasing the portfolio's weighting in corporate securities, while decreasing the percentage held in Treasuries. Part of that move was accomplished with Dick's reallocation of assets away from bonds. In reducing the fund's stake in bonds, I sold Treasuries. At the same time, I tended to focus any new purchases on investments that offered a yield advantage over Treasuries. Specific areas of focus included BBB-rated corporate bonds and commercial mortgage-backed securities.
Q. WHAT KINDS OF BONDS DID YOU FOCUS ON IN THE CORPORATE MARKET?
C.M. One area of interest over the period was in the bank market. I continued to add long-term bank paper in the form of capital securities. Last fall, the Federal Reserve Board ruled that domestic banking companies could issue capital securities, which offered the banks significant tax advantages, as well as the opportunity to strengthen their balance sheets. Numerous banks took advantage of this opportunity, and inundated the market with these securities. The large amount of supply in a relatively concentrated period of time allowed us to purchase many capital securities at cheap levels. This market has performed very well following the initial supply. The second area of focus was in the put bond market. These securities offer an option to buyers that, at their discretion, allows them the opportunity to redeem the securities at a date before their actual stated maturities. The structural characteristics of these bonds are appealing today. They can be purchased at attractive levels given that recent interest rate volatility has been very low. In the event that volatility moves back to more traditional levels, I believe these bonds should perform well.
Q. JOHN, WHAT HAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKETS BEEN LIKE SINCE YOU CAME ON BOARD?
J.T. As Dick pointed out, economic growth accelerated in the fourth quarter of 1996. As we entered the first quarter of 1997, it became evident that the economy was carrying a lot of upward momentum. Finally, as you know, the Fed raised the fed funds rate by 0.25% in March. This move largely had been anticipated and priced into the short-term markets.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE DURING THAT TIME?
J.T. Early on, I kept the short-term and money market investments average maturity relatively short, keeping it ready to take advantage of the increase in short-term rates that was on the horizon. As interest rates in the short end of the market reacted to the Fed's upward move and factored in additional moves in the future, I extended the average maturity of the money market investments in order to lock in the higher yields that were being offered.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. A lot depends on how far interest rates go up and what kind of impact this has on corporate earnings looking forward to 1998. At this point, it appears that 1997 will be a reasonable year for earnings. But remember, investors pay for future earnings, and at this point 1998 is a question mark. If the economy continues to grow in such a way that the Fed has to raise interest rates, then bonds will become more attractive. Bond yields already are more attractive compared to where they were a few months ago. It's possible that Fed actions will check the growth in the strong elements of the economy. If that's the case, continued moderate economic growth would be a positive backdrop for the stock market. We'll have to see.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
and capital appreciation
when appropriate
FUND NUMBER: 328
TRADING SYMBOL: FASIX
START DATE: October 1, 1992
SIZE: as of March 31, 1997,
more than $593 million
MANAGER: Richard
Habermann, since 1996;
manager, Fidelity Asset
Manager and Fidelity Asset
Manager: Growth, since 1996;
Fidelity Trend Fund,
1977-1981; Fidelity
Magellan Fund, 1972-1977;
joined Fidelity in 1968
(checkmark)
DICK HABERMANN ON
MITIGATING VOLATILITY THROUGH
ASSET ALLOCATION:
"The fund's asset allocation
strategy is one way to
mitigate the kind of volatility
we've seen in the markets
lately. The concept behind the
fund is that the bond and
short-term/money market
investments serve to dampen
volatility for the stock portion.
While a smaller concentration
in stocks may affect
performance in periods where
the stock market is quite
strong, the fund can benefit
from its diversification during
periods when bonds,
short-term securities or money
market instruments
outperform stocks. Stocks and
bonds experience periods
when they do relatively well at
the same time. At other times,
however, one asset class
performs better than the other.
Over the past couple of years,
however, a select group of
large-company stocks has
been unique in its clear
outperformance of the rest of
the market. By the same token,
there are periods when bonds
do well and equities do not.
What it comes down to is a
trade-off in terms of risk and
return. The fund has a lower
risk profile than most
diversified stock funds."
INVESTMENT CHANGES


TOP FIVE BOND ISSUERS AS OF MARCH 31, 1997
(WITH MATURITIES MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS IN
                                                       THESE ISSUERS
                                                       6 MONTHS AGO

U.S. Treasury                           11.1           34.0

Federal National Mortgage Association   5.6            6.2

Resolution Trust Corp.                  1.4            2.5

Government National Mortgage            1.3            2.2
Association

U.S. Department of Housing and          0.9            1.0
Urban Development Government
guaranteed participation certificates

QUALITY DIVERSIFICATION AS OF MARCH 31, 1997
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa, Aa, A          36.4           65.4

Baa                 6.8            4.9

Ba and Below        2.1            1.0

Not Rated           0.3            0.6

WHERE MOODY'S RATINGS ARE UNAVAILABLE, WE HAVE USED S&P RATINGS.
TOP FIVE STOCKS AS OF MARCH 31, 1997
                                         % OF FUND'S    % OF FUND'S
                                         INVESTMENTS    INVESTMENTS IN
                                                        THESE STOCKS 6
                                                        MONTHS AGO

Philip Morris Companies, Inc.            2.2            1.8

Federal National Mortgage Association    1.7            2.0

General Motors Corp.                     0.9            1.0

International Business Machines Corp.    0.7            0.7

Federal Home Loan Mortgage Corporation   0.7            0.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1997 * AS OF SEPTEMBER 30, 1996 **
Row: 1, Col: 1, Value: 30.0
Row: 1, Col: 2, Value: 47.0
Row: 1, Col: 3, Value: 23.0
Row: 1, Col: 1, Value: 41.0
Row: 1, Col: 2, Value: 37.0
Row: 1, Col: 3, Value: 22.0
Stock class 23%
Bond class 46%
Short-term class 31%
FOREIGN
INVESTMENTS 23%
Stock class 22%
Bond class 37%
Short-term class 41%
FOREIGN
INVESTMENTS 6%
*
**
ASSET ALLOCATIONS IN PIE CHART REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.
INVESTMENTS MARCH 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 23.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.3%
Boeing Co.   15,100 $ 1,489,238
Gulfstream Aerospace Corp. (a)  2,800  60,900
  1,550,138
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.   19,300  870,913
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  1,300  22,425
Newport News Shipbuilding, Inc.   4,000  58,000
  80,425
TOTAL AEROSPACE & DEFENSE   2,501,476
BASIC INDUSTRIES - 1.2%
CHEMICALS & PLASTICS - 0.8%
Air Products & Chemicals, Inc.   4,800  325,800
du Pont (E.I.) de Nemours & Co.   30,100  3,190,600
Raychem Corp.   7,700  634,288
Union Carbide Corp.   15,100  668,175
  4,818,863
IRON & STEEL - 0.0%
Inland Steel Industries, Inc.   300  5,850
METALS & MINING - 0.0%
Aluminum Co. of America  600  40,800
Special Metals Corp.   700  12,250
  53,050
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc. (a)  16,600  408,775
Tupperware Corp.   2,500  83,750
  492,525
PAPER & FOREST PRODUCTS - 0.3%
Boise Cascade Corp.   10,000  305,000
Champion International Corp.   15,600  709,800
International Paper Co.   8,600  334,325
Temple-Inland, Inc.   2,800  147,000
Willamette Industries, Inc.   1,900  118,750
  1,614,875
TOTAL BASIC INDUSTRIES   6,985,163
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 0.2%
CONSTRUCTION - 0.2%
Centex Corp.   5,600 $ 197,400
D.R. Horton, Inc.   22,948  246,691
Fleetwood Enterprises, Inc.   23,302  582,550
Kaufman & Broad Home Corp.   11,900  157,675
U.S. Home Corp. (a)  1,300  32,988
  1,217,304
ENGINEERING - 0.0%
Fluor Corp.   4,300  225,750
TOTAL CONSTRUCTION & REAL ESTATE   1,443,054
DURABLES - 1.5%
AUTOS, TIRES, & ACCESSORIES - 1.4%
Circuit City Stores, Inc. CarMax Group  1,200  18,000
Cummins Engine Co., Inc.   11,300  579,125
Dana Corp.   4,400  144,650
Discount Auto Parts, Inc. (a)  7,700  123,200
Federal-Mogul Corp.   8,800  216,700
General Motors Corp.   94,342  5,224,188
Gentex Corp. (a)  500  9,875
Goodyear Tire & Rubber Co.   3,400  177,650
Honda Motor Co. Ltd.   15,000  447,164
Magna International, Inc. Class A  13,400  663,443
Superior Industries International, Inc.   16,200  366,525
Volvo AB Class B  25,900  690,134
  8,660,654
CONSUMER ELECTRONICS - 0.0%
Newell Co.   8,100  271,350
TEXTILES & APPAREL - 0.1%
Burlington Industries, Inc. (a)  19,900  228,850
Liz Claiborne, Inc.   3,100  135,238
  364,088
TOTAL DURABLES   9,296,092
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 2.3%
ENERGY SERVICES - 0.1%
McDermott International, Inc.   19,700 $ 421,088
OIL & GAS - 2.2%
Amerada Hess Corp.   7,700  408,100
Anadarko Petroleum Corp.   1,100  61,738
Atlantic Richfield Co.   11,300  1,525,500
British Petroleum PLC:
ADR   14,205  1,949,636
 Ord.  125  1,447
Burlington Resources, Inc.   18,700  799,425
Canada Occidental Petroleum Ltd.   16,100  296,522
Chevron Corp.   1,200  83,550
Elf Aquitaine SA sponsored ADR  3,953  194,685
Enron Oil & Gas Co.   1,200  24,900
Kerr-McGee Corp.   3,800  235,125
Louisiana Land & Exploration Co.   14,400  682,200
Mobil Corp.   1,100  143,688
Noble Affiliates, Inc.   1,800  67,950
Occidental Petroleum Corp.   25,600  630,400
Royal Dutch Petroleum Co.:
ADR  18,800  3,290,000
 Ord.   5,300  960,764
Santa Fe Energy Resources, Inc. (a)  11,500  159,563
Sun Co., Inc.   11,000  287,375
Tosco Corp.   39,000  1,111,500
Total SA:
Class B  1,637  141,347
 sponsored ADR  6,445  273,107
Union Pacific Resources Group, Inc.   3,100  82,925
  13,411,447
TOTAL ENERGY   13,832,535
FINANCE - 4.6%
BANKS - 0.2%
BankAmerica Corp.   1,600  161,200
Canadian Imperial Bank of Commerce  1,700  38,431
Credit Suisse Group (Reg.)  2,900  345,858
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
NationsBank Corp.   7,200 $ 398,700
State Street Boston Corp.   2,000  138,750
  1,082,939
CREDIT & OTHER FINANCE - 0.6%
Beneficial Corp.   300  19,388
Fleet Financial Group, Inc.   56,536  3,236,686
Homeside, Inc.   400  5,900
Transamerica Corp.   1,230  110,085
  3,372,059
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  158,300  4,313,675
Federal National Mortgage Association  275,200  9,941,600
  14,255,275
INSURANCE - 1.2%
AFLAC, Inc.   6,400  240,000
Allmerica Financial Corp.   8,700  305,588
Allstate Corp.   36,608  2,173,600
American International Group, Inc.   14,450  1,696,069
CIGNA Corp.   800  116,900
Equitable of Iowa Companies   1,000  50,000
General Re Corp.   5,000  790,000
Loews Corp.   1,500  133,313
MGIC Investment Corp.   5,200  367,900
Nationwide Financial Services, Inc. Class A  1,000  25,750
Provident Companies, Inc.   700  38,325
Providian Corp.   14,600  781,100
Reliastar Financial Corp.   2,600  153,725
Torchmark Corp.   9,200  509,450
Travelers Property Casualty Corp. Class A  2,200  69,850
UNUM Corp.   800  58,400
  7,509,970
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.   9,000  564,750
SECURITIES INDUSTRY - 0.1%
United Asset Management Corp.   15,800  404,875
TOTAL FINANCE   27,189,868
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 1.6%
DRUGS & PHARMACEUTICALS - 0.5%
American Home Products Corp.   700 $ 42,000
Amgen, Inc.   12,200  681,675
Astra AB Class A Free shares  24,900  1,197,234
Idexx Laboratories, Inc.   6,100  85,400
Novartis AG (Reg.) (a)  300  369,900
Pharmacia & Upjohn, Inc.   850  31,131
Schering-Plough Corp.   10,500  763,875
Warner-Lambert Co.   1,100  95,150
  3,266,365
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Abbott Laboratories  700  39,288
Allegiance Corp.   1,320  29,205
Baxter International, Inc.   2,700  116,438
Biomet, Inc.   15,200  256,500
Guidant Corp.   300  18,450
Johnson & Johnson  1,700  89,888
St. Jude Medical, Inc. (a)  15,100  503,963
  1,053,732
MEDICAL FACILITIES MANAGEMENT - 0.9%
Columbia/HCA Healthcare Corp.   110,903  3,729,097
Health Management Associates, Inc. Class A (a)  900  21,375
Humana, Inc. (a)  21,800  479,600
Tenet Healthcare Corp. (a)  19,200  472,800
United HealthCare Corp.   9,500  452,438
  5,155,310
TOTAL HEALTH   9,475,407
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  9,200  324,300
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA  4,000  480,936
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  500  11,962
Emerson Electric Co.   3,800  171,000
General Electric Co.   8,300  823,775
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Scientific-Atlanta, Inc.   6,400 $ 97,600
Sensormatic Electronics Corp.   3,700  62,438
Westinghouse Electric Corp.   13,300  236,075
  1,883,786
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Caterpillar, Inc.   7,400  593,850
Dover Corp.   900  47,250
Ultratech Stepper, Inc. (a)  6,600  146,025
  787,125
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   18,300  528,413
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,199,324
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.0%
HSN, Inc. (a)  2,790  70,796
ENTERTAINMENT - 0.0%
Cedar Fair LP (depositary unit)  700  26,425
Royal Caribbean Cruises Ltd.   4,500  137,250
  163,675
LEISURE DURABLES & TOYS - 0.2%
Nintendo Co. Ltd. Ord.   13,300  954,145
LODGING & GAMING - 0.2%
Circus Circus Enterprises, Inc. (a)  20,600  535,600
Mirage Resorts, Inc. (a)  17,200  365,500
Sun International Hotels Ltd. Ord. (a)  10,500  367,500
  1,268,600
RESTAURANTS - 0.2%
Brinker International, Inc. (a)  6,900  87,113
McDonald's Corp.   21,100  996,975
Papa John's International, Inc. (a)  200  5,275
  1,089,363
TOTAL MEDIA & LEISURE   3,546,579
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - 2.6%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   3,800 $ 75,525
TOBACCO - 2.6%
Philip Morris Companies, Inc.   116,150  13,255,619
RJR Nabisco Holdings Corp.   62,161  2,004,692
UST, Inc.   3,100  86,413
  15,346,724
TOTAL NONDURABLES   15,422,249
PRECIOUS METALS - 0.0%
Barrick Gold Corp.   3,000  70,853
Santa Fe Pacific Gold Corp.   5,940  98,010
  168,863
RETAIL & WHOLESALE - 1.5%
APPAREL STORES - 0.0%
TJX Companies, Inc.   3,100  132,525
DRUG STORES - 0.0%
CVS Corp.   2,400  110,700
GENERAL MERCHANDISE STORES - 0.6%
Federated Department Stores, Inc. (a)  14,900  489,838
Wal-Mart Stores, Inc.   106,800  2,977,050
  3,466,888
GROCERY STORES - 0.0%
Safeway, Inc. (a)  3,600  166,950
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Circuit City Stores, Inc. Circuit City Group  14,800  493,950
Corporate Express, Inc.   5,800  59,450
Home Depot, Inc. (The)  31,200  1,669,200
Lowe's Companies, Inc.   30,400  1,136,200
Officemax, Inc. (a)  27,500  357,500
Office Depot, Inc. (a)  4,200  85,575
Rex Stores Corp. (a)  3,000  26,625
Staples, Inc. (a)  4,400  88,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Toys "R" Us, Inc. (a)  23,000 $ 644,000
U.S. Office Products Co. (a)  8,700  215,325
Viking Office Products, Inc. (a)  9,800  189,875
  4,966,250
TOTAL RETAIL & WHOLESALE   8,843,313
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   1,200  63,300
SERVICES - 0.0%
HCIA, Inc. (a)  900  15,075
TOTAL SERVICES   78,375
TECHNOLOGY - 3.4%
COMMUNICATIONS EQUIPMENT - 0.0%
Cisco Systems, Inc. (a)  3,000  144,375
Nokia Corp. AB sponsored ADR  1,800  104,850
  249,225
COMPUTER SERVICES & SOFTWARE - 0.5%
America Online, Inc. (a)  1,600  67,800
American Management Systems, Inc. (a)  1,300  28,600
Automatic Data Processing, Inc.   12,700  531,813
CUC International, Inc. (a)  2,800  63,000
Ceridian Corp. (a)  5,000  179,375
Cerner Corp. (a)  300  3,938
CompUSA, Inc. (a)  5,400  85,050
Electronic Data Systems Corp.  11,000  444,125
First Data Corp.   15,000  508,125
Microsoft Corp. (a)  3,600  330,075
Netscape Communications Corp. (a)  2,200  66,138
Oracle Systems Corp. (a)  7,850  302,716
Paychex, Inc.   5,600  230,300
Policy Management Systems Corp. (a)  8,900  388,263
  3,229,318
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 1.6%
Adaptec, Inc. (a)  100 $ 3,575
Bay Networks, Inc. (a)  29,000  518,375
Compaq Computer Corp. (a)  36,000  2,758,500
Hewlett-Packard Co.   9,900  527,175
Ingram Micro, Inc. Class A (a)  1,600  33,400
International Business Machines Corp.   32,300  4,437,213
SCI Systems, Inc. (a)  12,500  632,813
Seagate Technology (a)  6,700  300,663
Silicon Graphics, Inc. (a)  1,700  33,150
Tech Data Corp. (a)  5,600  135,100
  9,379,964
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)   9,200  426,650
Cognex Corp. (a)  4,200  79,800
KLA Instruments Corp. (a)  2,800  102,200
Lam Research Corp. (a)  10,500  354,375
Novellus Systems, Inc. (a)  5,300  365,700
Teradyne, Inc. (a)  13,000  375,375
Thermo Electron Corp. (a)  4,900  151,288
Varian Associates, Inc.   5,200  278,200
  2,133,588
ELECTRONICS - 0.9%
AMP, Inc.   31,400  1,079,375
Atmel Corp. (a)  5,900  141,231
Intel Corp.   8,900  1,238,213
Methode Electronics, Inc. Class A  900  12,600
Microchip Technology, Inc. (a)  1,700  51,000
Molex, Inc.   4,268  149,380
Motorola, Inc.   500  30,188
National Semiconductor Corp. (a)  800  22,000
Solectron Corp. (a)  29,600  1,483,700
Storage Technology Corp. (a)  4,800  188,400
Texas Instruments, Inc.   10,000  748,750
Thomas & Betts Corp.   400  17,100
Xilinx, Inc. (a)  100  4,875
  5,166,812
TOTAL TECHNOLOGY   20,158,907
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc. (a)  3,100 $ 97,263
Delta Air Lines, Inc.   1,800  151,425
Northwest Airlines Corp. Class A (a)  4,000  150,500
  399,188
RAILROADS - 0.2%
Bombardier, Inc. Class B  7,700  139,312
Burlington Northern Santa Fe Corp.   3,700  273,800
CSX Corp.   10,800  502,200
  915,312
SHIPPING - 0.0%
Stolt-Nielsen SA  2,700  46,575
Stolt-Nielsen SA Class B sponsored ADR  6,600  116,531
  163,106
TRUCKING & FREIGHT - 0.0%
Roadway Express, Inc.   1,400  27,125
Yellow Corp. (a)  5,700  106,163
  133,288
TOTAL TRANSPORTATION   1,610,894
UTILITIES - 2.2%
CELLULAR - 0.8%
AirTouch Communications, Inc. (a)  41,800  961,400
360 Degrees Communications Co. (a)  2,500  43,125
Vodafone Group PLC sponsored ADR  38,000  1,676,750
Vodafone Group PLC  468,961  2,141,279
  4,822,554
ELECTRIC UTILITY - 0.0%
American Electric Power Co., Inc.   700  28,875
Entergy Corp.   11,500  281,750
  310,625
GAS - 0.1%
Enron Corp.   8,500  323,000
TELEPHONE SERVICES - 1.3%
AT&T Corp.   13,900  483,025
Ameritech Corp.   12,800  787,200
Bell Atlantic Corp.   9,200  560,050
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
BellSouth Corp.   21,100 $ 891,475
Deutsche Telekom AG  5,100  115,705
MCI Communications Corp.   43,300  1,542,563
NYNEX Corp.   19,600  894,250
SBC Communications, Inc.   20,000  1,052,500
Sprint Corp.   28,400  1,292,200
WorldCom, Inc. (a)  500  11,000
  7,629,968
TOTAL UTILITIES   13,086,147
TOTAL COMMON STOCKS
(Cost $113,496,774)   137,162,546
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate
(Cost $48,552)  17,500  52,833
NONCONVERTIBLE BONDS - 18.6%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.3%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 900,000  954,333
Praxair, Inc. 6.90%, 11/1/06  A3  1,000,000  963,960
  1,918,293
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.2%
General Motors Corp. 9 5/8%, 12/1/00  A3  630,000  682,214
Tennessee Gas Pipeline Co. 7%, 3/15/27  Baa3  670,000  650,791
  1,333,005
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co. 7%, 11/1/06 (e)  Baa2 $ 2,440,000 $ 2,347,622
TOTAL DURABLES   3,680,627
ENERGY - 1.0%
ENERGY SERVICES - 0.6%
Petroliam Nasional BHD yankee (e):
7 1/8%, 8/15/05  A1  400,000  391,688
 7 5/8%, 10/15/26  A1  3,000,000  2,912,640
  3,304,328
OIL & GAS - 0.4%
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  670,000  646,952
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  570,000  605,414
Ras Laffan Liquid Natural Gas Co. Ltd.
yankee 7.628%, 9/15/06 (e)  A3  1,120,000  1,105,196
  2,357,562
TOTAL ENERGY   5,661,890
FINANCE - 11.6%
ASSET-BACKED SECURITIES - 2.9%
Case Equipment Loan Trust:
6.15%, 9/15/02  Aaa  1,647,762  1,655,885
 5.85%, 2/15/03  A3  370,000  359,973
Chevy Chase Auto Receivables Trust
5.80%, 6/15/02  Aaa  985,801  979,640
CPS Auto Grantor Trust 6.55%, 12/15/02   Aaa  1,000,000  994,710
Discover Card Master Trust I 6.90%, 2/16/00  A2  580,000  581,450
Green Tree Financial Corp.:
5.80%, 2/15/27  Aaa  1,950,000  1,931,105
 6.10%, 4/15/27  Aaa  1,409,900  1,395,140
 6 1/2%, 6/15/27  Aaa  670,000  665,183
 6.80%, 6/15/27  Aaa  650,000  642,688
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  192,002  191,177
MBNA Master Credit Card Trust
7 3/4%, 10/15/98  Aaa  66,667  66,500
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Olympic Automobile Receivables Trust
6.40%, 9/15/01  Aaa $ 1,140,000 $ 1,135,547
Premier Auto Trust:
4.95%, 2/2/99   A2  247,560  245,704
 6%, 5/6/00  Aaa  840,000  836,850
 6.35%, 7/6/00  A3  920,000  909,070
Railcar Trust 7 3/4%, 6/1/04  Aaa  38,841  39,861
Standard Credit Card Master Trust I
7.65%, 2/15/00  A2  300,000  304,500
TMS Auto Grantor Trust 5.90%, 9/15/02   Aaa  357,256  354,799
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa2  84,300  83,851
 7.275%, 10/10/00  Baa2  81,737  81,508
 8.20%, 1/10/01  Baa2  91,863  92,609
Western Financial Grantor Trust:
6.05%, 11/1/00  Aaa  357,421  353,512
 6.20%, 2/1/02   Aaa  428,641  424,928
 5 7/8%, 3/1/02  Aaa  1,209,709  1,209,604
WFS Financial Owner Trust 6.05%, 6/1/00   Aaa  1,630,000  1,623,378
  17,159,172
BANKS - 4.5%
ABN Amro Bank NV
6 5/8%, 10/31/01  Aa3  1,500,000  1,468,650
Banc One Corp. 6.70%, 3/24/00  Aa3  1,100,000  1,094,544
Bank of Boston Corp. euro
5.55%, 8/28/98 (f)  Baa1  1,000,000  1,000,220
BanPonce Financial Corp.:
6.34%, 3/29/99  A3  310,000  306,705
 7.65%, 5/3/00  A3  690,000  693,443
 6.69%, 9/21/00  A3  1,000,000  985,290
 6 3/4%, 8/9/01  A3  1,660,000  1,628,311
BanPonce Corp.:
5 3/4%, 3/1/99  A3  460,000  449,673
 6.665%, 3/5/01  A3  1,100,000  1,079,870
BanPonce Trust I 8.327%, 2/1/27 (e)  Baa1  1,550,000  1,513,715
Capital One 6.42%, 11/12/99  Baa3  4,400,000  4,342,580
Corporacion Andina de Fomento yankee
7 1/4%, 4/30/98 (e)  Baa2  1,000,000  1,005,750
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
First Fidelity Bancorp 8 1/2%, 4/1/98  A2 $ 570,000 $ 580,454
Firstar Corp. 7.15%, 9/1/00  A3  1,390,000  1,392,975
Kansallis-Osake-Pankki yankee
9 3/4%, 12/15/98  A3  470,000  491,625
Marine Midland Bank euro
5.8125%, 3/29/99 (f)  Baa1  1,000,000  997,500
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  1,000,000  1,003,340
Provident Bank
6 1/8%, 12/15/00  A3  1,560,000  1,509,830
Signet Bank 7.80%, 9/15/06  Baa1  1,000,000  1,003,810
Signet Banking Corp. (f):
5.6289%, 5/15/97  Baa2  1,900,000  1,897,739
 5.8125%, 4/15/98  Baa2  700,000  697,788
Union Planters National Bank
6.81%, 8/20/01  A3  1,000,000  998,750
U.S. Bancorp Capital I
8.27%, 12/15/26 (e)  A2  900,000  892,503
  27,035,065
CREDIT & OTHER FINANCE - 4.0%
AT&T Capital Corp.:
6.39%, 1/22/99  Baa3  370,000  367,902
 6.26%, 2/18/99  Baa3  2,800,000  2,774,660
Ahmanson Capital Trust I
8.36%, 12/1/26 (e)  Baa3  1,000,000  980,000
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3  1,500,000  1,498,575
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  2,600,000  2,599,298
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  1,570,000  1,550,516
First Securities Capital I
8.41%, 12/15/26 (e)  A3  420,000  418,345
Ford Motor Credit Co.:
6 1/4%, 2/26/98  A1  1,460,000  1,458,248
 6.65%, 5/22/00  A1  2,700,000  2,677,887
 6.57%, 3/19/01  A1  1,700,000  1,670,641
General Electric Capital Corp.
6.94%, 4/13/09 (d)  Aaa  1,500,000  1,504,275
General Motors Acceptance Corp.:
5 3/8%, 3/9/98  A3  2,600,000  2,579,252
 6.65%, 5/24/00  A3  1,200,000  1,189,224
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Greyhound Financial Corp. 6.94%, 1/28/98  Baa2 $ 500,000 $ 502,250
Heller Financial, Inc. 7 7/8%, 11/1/99  A2  1,220,000  1,248,414
MCN Investment Corp. 5.84%, 2/1/99  Baa2  730,000  718,787
  23,738,274
INSURANCE - 0.2%
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  1,500,000  1,473,930
TOTAL FINANCE   69,406,441
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
McKesson Corp. 6.60%, 3/1/00 (e)  A3  1,150,000  1,139,512
MEDIA & LEISURE - 1.2%
BROADCASTING - 0.7%
TCI Communications, Inc.:
7 1/4%, 6/15/99  Ba1  1,550,000  1,549,442
 6.46%, 3/6/00  Ba1  1,340,000  1,296,691
Time Warner, Inc. 7.95%, 2/1/00  Ba1  1,470,000  1,500,150
  4,346,283
LODGING & GAMING - 0.3%
Circus Circus Enterprises, Inc. 7%, 11/15/36  Baa2  500,000  470,415
Mirage Resorts, Inc. 7 1/4%, 10/15/06  Baa2  1,000,000  969,910
  1,440,325
PUBLISHING - 0.2%
News America Holdings, Inc. 7.70%, 10/30/25  Baa3  1,100,000  1,002,177
TOTAL MEDIA & LEISURE   6,788,785
NONDURABLES - 0.2%
FOODS - 0.2%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  1,000,000  988,060
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  500,000  544,805
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
TECHNOLOGY - 0.9%
COMPUTERS & OFFICE EQUIPMENT - 0.9%
Comdisco, Inc.:
7 3/4%, 9/1/99  Baa1 $ 1,300,000 $ 1,325,805
 6 3/8%, 11/30/01  Baa1  4,300,000  4,142,534
  5,468,339
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.6%
AMR Corp.:
9 1/2%, 7/15/98  Baa3  2,245,000  2,325,438
 9%, 8/1/12  Baa3  850,000  924,248
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa3  500,000  535,295
  3,784,981
UTILITIES - 1.9%
CELLULAR - 0.3%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  1,610,000  1,571,940
ELECTRIC UTILITY - 0.6%
Commonwealth Edison Co. 7 3/8%, 9/15/02  Baa2  1,300,000  1,300,377
Long Island Lighting Co. 8 5/8%, 4/15/04  Ba1  1,480,000  1,499,403
NIPSCO Capital Markets, Inc. 7.39%, 4/1/04  A3  1,000,000  991,510
  3,791,290
GAS - 0.2%
Florida Gas Transmission Co.
7 3/4%, 11/1/97 (e)  Baa2  520,000  524,233
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa2  300,000  329,292
  853,525
TELEPHONE SERVICES - 0.8%
MFS Communications, Inc.(h):
0%, 1/15/04   Ba3  1,075,000  964,813
 0%, 1/15/06   Ba3  1,075,000  806,250
WorldCom, Inc. 7 3/4%, 4/1/07  Ba1  3,200,000  3,169,088
  4,940,151
TOTAL UTILITIES   11,156,906
TOTAL NONCONVERTIBLE BONDS
(Cost $112,210,739)   110,538,639
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 11.1%
8 3/4%, 10/15/97  Aaa $ 230,000 $ 233,558
8 7/8%, 11/15/98  Aaa  7,055,000  7,321,750
8 7/8%, 2/15/99  Aaa  4,940,000  5,150,740
8%, 8/15/99  Aaa  320,000  330,150
7 7/8%, 8/15/01  Aaa  155,000  161,467
10 3/4%, 5/15/03  Aaa  2,980,000  3,553,173
5 3/4%, 8/15/03  Aaa  1,920,000  1,812,307
11 7/8%, 11/15/03  Aaa  950,000  1,198,634
12 3/8%, 5/15/04  Aaa  2,660,000  3,466,725
7%, 7/15/06  Aaa  2,012,000  2,017,030
13 7/8%, 5/15/11 (callable)  Aaa  12,760,000  18,551,892
8 3/4%, 5/15/17  Aaa  650,000  754,306
9%, 11/15/18  Aaa  3,170,000  3,777,752
8 7/8%, 2/15/19  Aaa  5,225,000  6,159,805
8 1/8%, 8/15/19  Aaa  1,490,000  1,634,813
7 1/4%, 2/15/23  Aaa  8,600,000  8,496,542
6 1/2%, 11/15/26  Aaa  2,017,000  1,856,891
TOTAL U.S. Treasury Obligations   66,477,535
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.9%
Federal Farm Credit Bank 6.47%, 6/7/05  Aaa  2,000,000  1,911,560
Federal Home Loan Bank 7.36%, 7/1/04  Aaa  600,000  609,654
Federal Home Loan Mortgage Corporation:
6.80%, 8/22/05  Aaa  680,000  663,639
Federal National Mortgage Association:
7.49%, 3/02/05  Aaa  3,080,000  3,145,943
 6.85%, 8/22/05  Aaa  1,000,000  978,590
Financing Corp.:
0%, 5/2/04  Aaa  1,009,000  612,937
 0%, 6/6/04  Aaa  2,502,000  1,509,832
 0%, 11/2/04  -  1,200,000  701,700
Government Loan Trusts (assets of Trust
guaranteed by U.S. Government through
Agency for International Development)
Class 1-B 8 1/2%, 4/1/06  Aaa  1,610,000  1,709,691
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  507,703  534,291
  Class 2-E, 9.40%, 5/15/02  Aaa  2,362,103  2,489,278
  Class T-3, 9 5/8%, 5/15/02  Aaa  104,627  110,337
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa $ 458,824 $ 457,704
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,023,750  1,021,006
State of Israel (guaranteed by U.S. government
through Agency for International Development):
 7 3/4%, 4/1/98  Aaa  226,174  229,241
  7 1/8%, 8/15/99  Aaa  988,000  998,153
  7 3/4%, 11/15/99  Aaa  317,000  324,446
  0%, 11/15/01  Aaa  5,355,000  3,925,804
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates:
 Series 1995-A, 8.27%, 8/1/03  Aaa  1,000,000  1,061,130
  Series 1996-A, 6.92%, 8/1/04  Aaa  3,640,000  3,589,768
  Series 1996-A, 7.63%, 8/1/14 (callable)  Aaa  1,000,000  985,290
U.S. Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) 6.69%, 1/15/09 (e)  Aaa  1,450,000  1,408,342
TOTAL U.S. Government Agency Obligations   28,978,336
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $98,763,726)   95,455,871
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
7%, 7/1/01   Aaa  613,898  613,701
8 1/2%, 4/1/21 to 5/1/22   Aaa  135,990  140,410
12%, 11/1/19   Aaa  213,285  240,402
  994,513
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.9%
6%, 12/1/10 to 12/1/24  Aaa  12,248,262  11,317,291
6 1/2%, 9/1/25 to 1/1/27   Aaa  14,828,057  13,796,032
7 1/2%, 4/1/27 (i)  Aaa  3,960,000  3,886,988
11 1/2%, 11/1/15  Aaa  362,562  407,766
  29,408,077
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.3%
6 1/2%, 11/15/08 to 6/15/09  Aaa $ 6,267,723 $ 6,068,722
9 1/2%, 8/15/16  Aaa  3,525  3,807
10%, 11/15/09 to 12/15/17  Aaa  506,627  556,216
11%, 7/15/10 to 12/15/15  Aaa  604,107  674,056
11 1/2%, 7/15/15 to 1/15/16  Aaa  552,857  627,898
  7,930,699
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $38,704,335)   38,333,289
COMMERCIAL MORTGAGE SECURITIES - 3.1%
BKB Commercial Mortgage Trust
Series1997-C1 Class D, 7.83%, 2/25/43 (e)(f)   BBB  450,000  448,031
CBM Funding Corp. sequential pay:
Series 1996-1 Class A-1, 7.55%, 7/1/99  AA  225,092  227,624
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  1,100,000  1,090,203
CS First Boston Mortgage Securities Corp.
floater Series 1994-CFB1 Class A-1,
5.9208%, 1/25/28 (f)  Aaa  214,314  214,181
Equitable Life Assurance Society of the
United States (The) (e):
 sequential pay Series 174 Class A1,
  7.24%, 5/15/06  Aaa  1,500,000  1,511,250
  Series 174 Class B1, 7.33%, 5/15/06  Aa2  1,000,000  997,500
  Series 1996-1 Class C1, 7.52%,
  5/15/06  A2  700,000  701,750
Federal Deposit Insurance Corp. Series 1994-C1
Class II-A2, 7.85%, 9/25/25  Aaa  782,931  789,781
Meritor Mortgage Security Corp. Series 1987-1
Class A3, 9.40%, 6/1/99  Baa3  151,103  150,914
Morgan Stanley Capital I, Inc. sequential pay
Series 97-C1 Class A-1C, 7.63%, 2/15/20   Aaa  1,150,000  1,156,469
New England Mutual Life Insurance Co.
Series 1993 Class 1-A,
6.70%, 12/15/23 (e)  Aa2  731,589  731,589
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
6.7025%, 7/4/03 (f)  -  382,364  385,172
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Resolution Trust Corp.:
floater Series 1993-C2 Class A-2,
 6.5575%, 3/25/25 (f)  Aaa $ 735,012 $ 736,620
 floater Series 1994-C1 Class A-3,
 6.2375%, 6/25/26 (f)  Aaa  680,702  676,447
 Series 1995-C1 Class A-2B,
 6.55%, 2/25/27  Aaa  353,854  353,080
 Series 1995-C1 Class A-4B,
 6.65%, 2/25/27  Aaa  4,785,000  4,747,617
 Series 1995-C1 Class C,
 6.90%, 2/25/27  A2  1,200,000  1,143,000
 Series 1995-C2 Class A-1B,
 6 1/4%, 5/25/27  Aaa  829,871  820,275
SC Finance Corp. floater 6.9875%, 8/1/04 (e) (f)  -  600,000  599,250
Structured Asset Securities Corp. sequential pay Series:
 1993-C1 Class A-1A, 6.60%, 10/25/24  AA+  93,577  93,284
  1996 Class A-2A, 7 3/4%, 2/25/28  Aaa  729,347  736,754
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,372,330)   18,310,791
FOREIGN GOVERNMENT OBLIGATIONS (G) - 1.5%
Israeli State euro 6 3/8%, 12/19/01  A3  1,400,000  1,349,250
Newfoundland Province yankee
7.32%, 10/13/23  Baa1  1,000,000  935,310
Ontario Province yankee 7 3/4%, 6/4/02  Aa3  3,000,000  3,089,610
Quebec Province yankee 7.22%, 7/22/36 (d)  A2  3,500,000  3,545,850
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $8,952,937)   8,920,020
CERTIFICATES OF DEPOSIT - 17.0%
ABN-Amro Bank NV yankee:
5.40%, 6/5/97    2,300,000  2,298,419
 5.65%, 12/23/97    5,000,000  4,987,273
Bank of Tokyo-Mitswoishi Ltd. yankee
5.60%, 6/11/97    7,000,000  6,997,802
Bankers Trust Co. 5.41%, 4/23/97    8,000,000  7,998,753
Bayerische Hypotheken und Wechsel Bank AG
yankee 5.40%, 4/7/97    6,500,000  6,499,533
Bayerische Vereinsbank AG yankee
5.40%, 4/2/97    6,700,000  6,699,870
CERTIFICATES OF DEPOSIT - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Canadian Imperial Bank of Commerce
yankee 5.35%, 4/14/97   $ 5,300,000 $ 5,299,308
Deutsche Bank AG yankee
5.34%, 5/28/97    8,000,000  7,994,916
Dresdner Bank AG yankee
5.32%, 4/9/97    4,000,000  3,999,632
Landesbank Hessen-Thuringen yankee:
5.78%, 1/27/98    4,000,000  3,990,065
 5.67%, 2/11/98    2,000,000  1,994,333
National Westminster Bank PLC yankee
5 1/2%, 8/5/97    7,500,000  7,489,415
Rabobank Nederland, Cooperative Central yankee
5.97%, 3/20/98    2,000,000  2,000,728
Royal Bank of Scotland PLC yankee
5 1/2%, 8/7/97    5,000,000  4,992,834
Sanwa Bank Ltd. yankee 5.51%, 5/19/97    8,000,000  7,997,522
Societe Generale yankee 5.55%, 7/28/97    7,000,000  6,992,964
Sumitomo Bank Ltd. yankee
5.58%, 4/8/97    8,000,000  7,999,756
Swiss Bank Corp. yankee 5 1/2%, 8/4/97    5,000,000  4,993,851
TOTAL CERTIFICATES OF DEPOSIT
(Cost $101,291,261)   101,226,974
COMMERCIAL PAPER - 8.7%
Cregem North America, Inc. yankee
5.35%, 5/5/97    3,000,000  2,983,667
CIESCO LP 5.32%, 4/11/97    4,500,000  4,491,819
Delaware Funding Corp. 5.60%, 5/19/97    4,000,000  3,969,511
Fleet Funding Corp. 5.32%, 4/9/97    7,500,000  7,488,844
General Motors Acceptance Corp.
5.465%, 6/23/97    5,600,000  5,525,781
GTE Corp. 5.36%, 4/10/97    3,700,000  3,693,803
Nationwide Building Society yankee
5.32%, 8/11/97    4,000,000  3,916,358
Norfolk Southern Corp. 5.38%, 6/2/97    7,000,000  6,931,400
PHH Corp. 5.65%, 5/7/97    7,500,000  7,456,602
Preferred Receivables Fund Corp.
5.33%, 4/3/97    5,500,000  5,498,172
TOTAL COMMERCIAL PAPER
(Cost $51,977,051)   51,955,957
BANK NOTES - 0.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Bank of America National Trust & Savings
5 1/2%, 6/19/97 (Cost $5,000,000)   $ 5,000,000 $ 4,996,500
CASH EQUIVALENTS - 4.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements,
(U.S. Treasury obligations) in a joint
trading account at 6 1/2%, dated
3/31/97 due 4/1/97  $ 2,746,496  2,746,000
 SHARES
Taxable Central Cash Fund (b)   26,549,717  26,549,717
TOTAL CASH EQUIVALENTS
(Cost $29,295,717)   29,295,717
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $578,113,422)  $ 596,249,137
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,628,916 or 3.3% of net assets.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
8. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
9. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 35.8% AAA, AA, A 31.8%
Baa 6.8% BBB  10.2%
Ba 2.1% BB  1.1%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.3%.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  77.5%
Germany  4.9
United Kingdom  4.2
Japan  4.1
Canada  2.6
Netherland  2.5
France  1.4
Others (individually less than 1%)  2.8
TOTAL  100.0%
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $578,170,198. Net unrealized appreciation aggregated $18,078,939, of which $27,301,035 related to appreciated investment securities and $9,222,096 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 596,249,137
agreements of $2,746,000) (cost $578,113,422) -
See accompanying schedule

Cash                                                                       723

Receivable for investments sold                                            2,056,425

Receivable for fund shares sold                                            1,892,039

Dividends receivable                                                       298,413

Interest receivable                                                        5,163,534

Other receivables                                                          8,707

 TOTAL ASSETS                                                              605,668,978

LIABILITIES

Payable for investments purchased                           $ 5,889,287
Regular delivery

 Delayed delivery                                            3,952,575

Payable for fund shares redeemed                             2,200,251

Accrued management fee                                       222,205

Other payables and accrued expenses                          202,475

 TOTAL LIABILITIES                                                         12,466,793

NET ASSETS                                                                $ 593,202,185

Net Assets consist of:

Paid in capital                                                           $ 566,357,903

Undistributed net investment income                                        2,288,287

Accumulated undistributed net realized gain (loss) on                      6,411,517
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              18,144,478
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 51,388,222 shares outstanding                             $ 593,202,185

NET ASSET VALUE, offering price and redemption price per                   $11.54
share ($593,202,185 (divided by) 51,388,222 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 1,133,665
Dividends

Interest                                                                  15,412,547

 TOTAL INCOME                                                             16,546,212

EXPENSES

Management fee                                             $ 1,305,464

Transfer agent fees                                         798,660

Accounting fees and expenses                                121,566

Non-interested trustees' compensation                       3,747

Custodian fees and expenses                                 35,083

Registration fees                                           26,617

Audit                                                       35,180

Legal                                                       1,159

Miscellaneous                                               2,867

 Total expenses before reductions                           2,330,343

 Expense reductions                                         (48,456)      2,281,887

NET INVESTMENT INCOME                                                     14,264,325

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      6,936,948

 Foreign currency transactions                              20,792        6,957,740

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      2,426,289

 Assets and liabilities in foreign currencies               23,815        2,450,104

NET GAIN (LOSS)                                                           9,407,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 23,672,169
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS       YEAR ENDED
                                                          ENDED            SEPTEMBER 30,
                                                          MARCH 31, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 14,264,325     $ 29,209,104
Net investment income

 Net realized gain (loss)                                  6,957,740        20,668,906

 Change in net unrealized appreciation (depreciation)      2,450,104        (9,434,691)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           23,672,169       40,443,319
FROM OPERATIONS

Distributions to shareholders                              (15,765,536)     (32,164,979)
From net investment income

 From net realized gain                                    (12,650,000)     -

 TOTAL DISTRIBUTIONS                                       (28,415,536)     (32,164,979)

Share transactions                                         132,718,928      228,615,077
Net proceeds from sales of shares

 Reinvestment of distributions                             26,644,188       29,652,662

 Cost of shares redeemed                                   (127,521,631)    (266,521,145)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           31,841,485       (8,253,406)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  27,098,118       24,934

NET ASSETS

 Beginning of period                                       566,104,067      566,079,133

 End of period (including undistributed net investment    $ 593,202,185    $ 566,104,067
income of $2,288,287 and $3,789,498, respectively)

OTHER INFORMATION
Shares

 Sold                                                      11,291,280       19,790,260

 Issued in reinvestment of distributions                   2,278,524        2,580,669

 Redeemed                                                  (10,840,738)     (23,109,490)

 Net increase (decrease)                                   2,729,066        (738,561)


FINANCIAL HIGHLIGHTS

      SIX MONTHS       YEARS ENDED SEPTEMBER 30,                   OCTOBER 1,
      ENDED                                                        1992
      MARCH 31, 1997                                               (COMMENCEME
                                                                   NT
                                                                   OF OPERATIONS)
                                                                   TO
                                                                   SEPTEMBER 30,

      (UNAUDITED)      1996                        1995   1994 D   1993



SELECTED PER-SHARE DATA

Net asset value, beginning     $ 11.63     $ 11.46     $ 10.69     $ 11.07     $ 10.00
of period

Income from Investment
Operations

 Net investment income          .28 H       .61         .56         .45         .46

 Net realized and               .21         .20         .68         (.29)       1.04
unrealized
gain (loss)

 Total from investment          .49         .81         1.24        .16         1.50
 operations



Less Distributions              (.32)       (.64)       (.47)       (.47)       (.43)
From net investment
income

 From net realized gain         (.26)       -           -           (.04)       -

 In excess of net               -           -           -           (.03)       -
 realized gain

 Total distributions            (.58)       (.64)       (.47)       (.54)       (.43)

Net asset value, end of        $ 11.54     $ 11.63     $ 11.46     $ 10.69     $ 11.07
period

TOTAL RETURN B, C               4.21%       7.28%       11.99%      1.46%       15.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 593,202   $ 566,104   $ 566,079   $ 501,349   $ 199,237
(000 omitted)

Ratio of expenses to            .80% A      .82%        .79%        .71% E      .65%
average net assets                                                             E

Ratio of expenses to            .78% A,     .80%        .79%        .71%        .65%
average net assets after        F          F
expense reductions

Ratio of net investment         4.90% A     5.03%       5.15%       4.92%       5.19%
income to average net
assets

Portfolio turnover rate         106% A      148%        157%        83%         47%

Average commission rate G      $ .0403     $ .0286


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INCOME TAXES - CONTINUED
schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $238,310,309 and $358,840,563, respectively, of which U.S. government and government agency obligations aggregated $114,469,937 and $264,231,727, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .45% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .27% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $13,031 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $12,921 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $902 and $34,633, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602



INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard C. Habermann, Vice President
George A. Vanderheiden, Vice President
John Todd, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
SM
Asset Manager: Growth
SM
Asset Manager: Income
SM
Fidelity Freedom Funds-
Income, 2000, 2010, 2020, 2030
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


(2_FIDELITY_LOGOS)FIDELITY

ASSET MANAGER: GROWTH
SM

SEMIANNUAL REPORT
MARCH 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The managers' review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     11    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            12    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   43    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  47    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As the first quarter of 1997 came to an end, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction over the second half of March. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund figures would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997     PAST 6   PAST 1   PAST 5    LIFE OF
                                 MONTHS   YEAR     YEARS     FUND

Fidelity Asset Manager: Growth   7.92%    13.97%   88.61%    98.42%

S&P 500(registered trademark)    11.24%   19.82%   113.93%   114.02%

Flexible Portfolio Funds         5.01%    10.12%   69.42%    n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 30, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of 212 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc., over the past six months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1997       PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Fidelity Asset Manager: Growth     13.97%   13.53%   13.92%

S&P 500                            19.82%   16.42%   15.57%

Flexible Portfolio Funds Average   10.12%   10.93%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
REPORT TYPE: SEMI-ANNUAL REPORT
             CHART PAGE

FOR PERIOD   ENDING: 03/31/97


FUND NAME: Asset Manager: Growth                      FUND NUMBER: 321
COMMENCEMENT DATE: Dec 30 1991


START DATE:             12/31/91
END DATE:               03/31/97
LOAD:                   no-load
INITIAL INVESTMENT:     $10,000


                        _________END VALUE______________PERCENT CHANGE
                                     ($)                   (%)
  Asset Manager: Growth             19,684                 96.84
  SP Standard & Poor 500            20,853                108.53
  FI Aggressive Composite           18,088                 80.88


                                                 10-Apr-97
                                                 09:02 AM
                             Page 00321_CHART_SUM_1

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager: Growth on December 31, 1991, shortly after the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $19,684 - a 96.84% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,853 - a 108.53% increase. You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+108.53%), the Lehman Brothers Aggregate Bond Index (+39.71%) and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+25.43%) according to the fund's neutral mix,* and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $18,088 - an 80.88% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO JANUARY 1, 1997. FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS:
Effective December 1, 1996, John Todd (bottom right) became sub-manager for the redefined short-term/money market class of Fidelity Asset Manager:
Growth. In addition, Charles Morrison (bottom left) became sub-manager for bonds on February 3, 1997. The following is an interview with Richard Habermann (top left), Portfolio Manager of Fidelity Asset Manager: Growth, George Vanderheiden (top right), sub-manager for stocks, John Todd and Charles Morrison.
Q. DICK, HOW DID THE FUND PERFORM?
D.H. For the six months that ended March 31, 1997, the fund had a total return of 7.92%, performing better than the 5.01% return posted over the same period by the flexible portfolio funds average tracked by Lipper Analytical Services. For the 12 months that ended March 31, 1997, the fund returned 13.97%, again beating the 10.12% return of the flexible portfolio funds average for the same period.
Q. WHAT HELPED THE FUND BEAT THE AVERAGE?
D.H. Through most of the period, the fund was overweighted in stocks relative to its competitors and its neutral mix targets. At the end of the period, the fund had 76% invested in stocks, 20% in bonds and 4% in short-term/money market securities, versus its neutral mix of 70% stocks, 25% bonds and 5% short-term/money market securities. This overweighting in stocks helped the fund, as equities performed best. Among the three asset classes, equities outperformed because most companies continued to post good earnings reports, helped in part by limited wage growth and cost cutting. In addition, the economy was stronger than expected in the fourth quarter of 1996 and the first quarter of 1997, with companies posting moderately strong unit growth.
Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE BOND MARKET?
D.H. The bond market has struggled because of concerns that continued economic growth might lead to inflation. Employment has reached a level where inevitably there should be increased upward pressure on wages. In this cycle of inflationary expectations, the Federal Reserve Board has tried to anticipate and head off incipient inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - to 5.50% near the end of the period. This pre-emptive move was well-telegraphed, as Fed Chairman Alan Greenspan had indicated the Fed's inclination toward raising interest rates twice before the Fed acted. As a result, the rate increase was already priced into the market. Although the equity market was leery of interest rate increases, the strong economy still supported continued earnings growth overall. The bond market, however, is concerned that interest rates are going to move higher - and bond prices lower - so its performance has suffered.
Q. WHAT WAS YOUR RATIONALE FOR OVERWEIGHTING STOCKS?
D.H. As I said, corporate earnings remained strong, as did the economy. Another key factor was the strength of the dollar, although that can act as a double-edged sword. On the positive side, a strong dollar has a positive effect on inflation, in that it keeps import prices down. In addition, investors, especially those abroad, tend to feel more comfortable putting money into U.S. equities when the dollar is strong, and that helps to sustain stock prices. On the negative side, a rising dollar acts as a drag on the economy by slowing exports and suppressing corporate earnings. This especially affects large, multinational corporations.
Q. TURNING TO YOU, GEORGE, WHAT EFFECT DO YOU SEE THE FED INTEREST RATE INCREASE HAVING ON THE STOCK MARKET?
G.V. Rising interest rates are poison to high price/earnings - or P/E - multiples and large-cap consumer growth stocks carry some of the highest P/E ratios in the market today. These stocks have done very well over the past three years, while smaller- to mid-cap stocks have suffered both on a relative and an absolute basis since mid-1996. I have been reallocating assets to these smaller-cap stocks where I think there is better value.
Q. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
G.V. The fund owns tobacco stocks because they've operated a profitable business that has offered above-average returns to shareholders over the long term. The stocks provide better-than-average earnings growth, lower-than-average P/E ratios and high yields. Nothing that has occurred over the past year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" far in excess of any reasonable estimate of potential liabilities. In spite of the barrage of litigation over the past 10 years and the occurrence of the "Marlboro Friday" price-cutting incident - when the company's stock dropped because the company cut product prices to increase market share - Philip Morris has appreciated by 5-1/2 fold over the 10-year period - compared to a four-fold increase in the S&P 500 - and also has paid a higher dividend yield compared to the market during the same time period.
Q. HOW DO YOU GO ABOUT STEERING THE FUND'S STOCK INVESTMENTS THROUGH DIFFICULT MARKET PHASES?
G.V. One of the ways to do so is to emphasize companies with reliable and above-average earnings growth rates whose stock carries a dividend yield equal to or better than the market, and whose stock valuation is lower than that of the market. Much of the fund's stock assets at period end are in growth companies such as Philip Morris, Fannie Mae - the Federal National Mortgage Association - Fleet Financial, IBM, Freddie Mac - the Federal Home Loan Mortgage Corporation - Columbia/HCA Healthcare and Vodafone. This combined group of companies has an earnings growth rate of 14%, nearly twice that of the S&P 500. The average dividend yield of this group of stocks is 2%, similar to that of the S&P 500. The average P/E ratio of this group of stocks - based on 1997 earnings - is 14 while that of the S&P 500 is 17. I took much comfort that these companies in aggregate had much better earnings prospects than the S&P 500, yet were selling for a lower valuation. In a rising market, they've got superior growth going for them and, in a falling market, they've had conservative valuations giving them support.
Q. CHARLIE, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND'S BOND INVESTMENTS?
C.M. For most of the period, I focused on positioning the bonds more aggressively by increasing the portfolio's weighting in corporate and mortgage-backed securities, while decreasing the percentage held in Treasuries. Part of that move was accomplished with Dick's reallocation of assets away from bonds. In reducing the fund's stake in bonds, I sold Treasuries. At the same time, I tended to focus any new purchases on investments that offered a yield advantage over Treasuries. Specific areas of focus included BBB-rated corporate bonds and commercial mortgage-backed securities.
Q. WHAT KINDS OF BONDS DID YOU FOCUS ON IN THE CORPORATE MARKET?
C.M. One area of interest over the period was in the bank market. I continued to add long-term bank paper in the form of capital securities. Last fall, the Federal Reserve Board ruled that domestic banking companies could issue capital securities, which offered the banks significant tax advantages, as well as the opportunity to strengthen their balance sheets. Numerous banks took advantage of this opportunity, and inundated the market with these securities. The large amount of supply in a relatively concentrated period of time allowed us to purchase many capital securities at cheap levels. This market has performed very well following the initial supply. The second area of focus was in the put bond market. These securities offer an option to buyers that, at their discretion, allows them the opportunity to redeem the securities at a date before their actual stated maturities. The structural characteristics of these bonds are appealing today. They can be purchased at attractive levels given that recent interest rate volatility has been very low. In the event that volatility moves back to more traditional levels, I believe these bonds should perform well.
Q. JOHN, WHAT HAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKETS BEEN LIKE SINCE YOU CAME ON BOARD?
J.T. As Dick pointed out, economic growth accelerated in the fourth quarter of 1996. As we entered the first quarter of 1997, it became evident that the economy was carrying a lot of upward momentum. Finally, as you know, the Fed raised the fed funds rate by 0.25% in March. This move had largely been anticipated and priced into the short-term markets.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE DURING THAT TIME?
J.T. Early on, I kept the short-term/money market investments' average maturity relatively short, in order to take advantage of the increase in short-term rates that was on the horizon. As interest rates in the short end of the market reacted to the Fed's upward move and factored in additional moves in the future, I extended the average maturity of the money market investments in order to lock in the higher yields that were being offered.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. A lot depends on how far interest rates go up and what kind of impact this has on corporate earnings looking forward to 1998. At this point, it appears that 1997 will be a reasonable year for earnings. But remember, investors pay for future earnings, and at this point 1998 is a question mark. If the economy continues to grow in such a way that the Fed has to raise interest rates, then bonds will become more attractive. Bond yields already are more attractive compared to where they were a few months ago. It's possible that Fed actions will check the growth in the strong elements of the economy. If that's the case, continued moderate economic growth would be a positive backdrop for the stock market. We'll have to see.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: maximum total return
over the long term through
investing in stocks, bonds
and short-term and
money market
instruments
FUND NUMBER: 321
TRADING SYMBOL: FASGX
START DATE: December 30, 1991
SIZE: as of March 31, 1997,
more than $3.4 billion
MANAGER: Richard
Habermann, since 1996;
manager, Fidelity Asset
Manager and Fidelity Asset
Manager: Income, since 1996;
Fidelity Trend Fund,
1977-1981; Fidelity
Magellan Fund, 1972-1977;
joined Fidelity in 1968
(checkmark)
DICK HABERMANN ON
MITIGATING VOLATILITY THROUGH
ASSET ALLOCATION:
"The fund's asset allocation
strategy is one way to
mitigate the kind of volatility
we've seen in the markets
lately. The concept behind the
fund is that the bond and
short-term/money market
investments serve to
dampen volatility for the stock
portion. While a smaller
concentration in stocks may
affect performance in periods
where the stock market is
quite strong, the fund can
benefit from its diversification
during periods when bonds,
short-term securities or
money market instruments
outperform stocks. Stocks
and bonds experience periods
when they do relatively well at
the same time. At other times,
however, one asset class
performs better than the
other. Over the past couple of
years, however, a select
group of large-company
stocks has been unique in
its clear outperformance of
the rest of the market. By the
same token, there are
periods when bonds do well
and equities do not. What it
comes down to is a trade-off
in terms of risk and return.
The fund has a lower risk
profile than most diversified
stock funds."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF MARCH 31, 1997
                                        % OF FUND'S   % OF FUND'S
                                        INVESTMENTS   INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

Philip Morris Companies, Inc.           7.1           5.3

Federal National Mortgage Association   5.8           6.0

General Motors Corp.                    2.8           3.1

International Business Machines Corp.   2.3           2.0

Federal Home Loan Mortgage Corp.        2.3           2.0

TOP FIVE MARKET SECTORS AS OF MARCH 31, 1997
(STOCKS ONLY)   % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE MARKET SECTORS
                              6 MONTHS AGO

Finance         15.6          15.1

Technology      10.7          10.7

Nondurables     8.3           6.2

Energy          7.6           6.7

Utilities       6.9           6.1

TOP FIVE COUNTRIES AS OF MARCH 31, 1997
                 % OF FUND'S   % OF FUND'S
                 INVESTMENTS   INVESTMENTS
                               IN THESE COUNTRIES
                               6 MONTHS AGO

United States    86.5          85.1

United Kingdom   3.3           2.9

Netherlands      2.5           2.2

Canada           1.9           2.7

Japan            1.2           1.4

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1997 * AS OF SEPTEMBER 30, 1996 **
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 26.0
Row: 1, Col: 1, Value: 8.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 21.0
Stock class 76%
Bond class 20%
Short-term class  4%
FOREIGN
INVESTMENTS 14%
Stock class 71%
Bond class 21%
Short-term class 8%
FOREIGN
INVESTMENTS 15%
*
**
ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.
INVESTMENTS MARCH 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 74.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.3%
AEROSPACE & DEFENSE - 0.8%
Boeing Co.   275,500 $ 27,171
Gulfstream Aerospace Corp. (a)  64,500  1,403
  28,574
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   357,900  16,150
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  26,100  450
Newport News Shipbuilding, Inc.   71,500  1,037
  1,487
TOTAL AEROSPACE & DEFENSE   46,211
BASIC INDUSTRIES - 3.9%
CHEMICALS & PLASTICS - 2.7%
Air Products & Chemicals, Inc.   90,200  6,122
du Pont (E.I.) de Nemours & Co.   567,900  60,197
Raychem Corp.   144,100  11,870
Union Carbide Corp.   281,800  12,470
  90,659
IRON & STEEL - 0.0%
Inland Steel Industries, Inc.   7,500  146
METALS & MINING - 0.0%
Aluminum Co. of America  11,300  768
Special Metals Corp.   12,500  219
  987
PACKAGING & CONTAINERS - 0.3%
Owens-Illinois, Inc. (a)  367,000  9,037
Tupperware Corp.   47,600  1,595
  10,632
PAPER & FOREST PRODUCTS - 0.9%
Boise Cascade Corp.   186,900  5,700
Champion International Corp.   291,500  13,263
International Paper Co.   161,100  6,263
Temple-Inland, Inc.   52,800  2,772
Willamette Industries, Inc.   50,300  3,144
  31,142
TOTAL BASIC INDUSTRIES   133,566
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.7%
CONSTRUCTION - 0.6%
Centex Corp.   100,500 $ 3,543
D.R. Horton, Inc.   206,053  2,215
Fleetwood Enterprises, Inc.   442,600  11,065
Kaufman & Broad Home Corp.   222,300  2,945
U.S. Home Corp. (a)  23,800  604
  20,372
ENGINEERING - 0.1%
Fluor Corp.   80,900  4,247
TOTAL CONSTRUCTION & REAL ESTATE   24,619
DURABLES - 4.8%
AUTOS, TIRES, & ACCESSORIES - 4.5%
Circuit City Stores, Inc. CarMax Group  21,700  326
Cummins Engine Co., Inc.   111,500  5,715
Dana Corp.   81,200  2,669
Discount Auto Parts, Inc. (a)  141,900  2,270
Federal-Mogul Corp.   159,700  3,933
General Motors Corp.   1,771,745  98,110
Gentex Corp. (a)  9,200  182
Goodyear Tire & Rubber Co.   66,700  3,485
Honda Motor Co. Ltd.   287,000  8,556
Magna International, Inc. Class A  251,500  12,452
Superior Industries International, Inc.   303,800  6,873
Volvo AB Class B  445,800  11,879
  156,450
CONSUMER ELECTRONICS - 0.1%
Newell Co.   152,200  5,099
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  351,400  4,041
Liz Claiborne, Inc.   55,600  2,426
  6,467
TOTAL DURABLES   168,016
ENERGY - 7.6%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   368,900  7,885
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 7.4%
Amerada Hess Corp.   144,800 $ 7,674
Anadarko Petroleum Corp.   20,600  1,156
Atlantic Richfield Co.   210,600  28,431
British Petroleum PLC:
ADR   256,124  35,153
 Ord.  507  6
Burlington Resources, Inc.   346,400  14,809
Canada Occidental Petroleum Ltd.   297,500  5,479
Chevron Corp.   21,300  1,483
Elf Aquitaine SA sponsored ADR  74,319  3,660
Enron Oil & Gas Co.   22,200  461
Kerr-McGee Corp.   70,300  4,350
Louisiana Land & Exploration Co.   270,200  12,801
Mobil Corp.   21,300  2,782
Noble Affiliates, Inc.   33,600  1,268
Occidental Petroleum Corp.   477,600  11,761
Royal Dutch Petroleum Co.:
ADR  421,400  73,745
 Ord.  26,400  4,786
Santa Fe Energy Resources, Inc. (a)  215,500  2,990
Sun Co., Inc.   203,700  5,322
Tosco Corp.   731,400  20,845
Total SA:
Class B  100,055  8,639
 sponsored ADR  136,151  5,769
Union Pacific Resources Group, Inc.   58,200  1,557
  254,927
TOTAL ENERGY   262,812
FINANCE - 15.4%
BANKS - 0.8%
BankAmerica Corp.   29,000  2,922
Canadian Imperial Bank of Commerce  30,000  678
Credit Suisse Group (Reg.)  52,800  6,297
Hong Leong Bank BHD  2,618,000  8,554
NationsBank Corp.   135,100  7,481
State Street Boston Corp.   35,800  2,484
  28,416
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - 0.2%
First NIS Regional Fund (a)  480,000 $ 7,320
CREDIT & OTHER FINANCE - 1.7%
Beneficial Corp.   4,200  271
Fleet Financial Group, Inc.   793,417  45,423
Homeside, Inc.   6,000  89
Hong Leong Credit BHD  1,297,000  8,476
Transamerica Corp.   23,100  2,067
  56,326
FEDERAL SPONSORED CREDIT - 8.1%
Federal Home Loan Mortgage Corporation  2,961,500  80,701
Federal National Mortgage Association  5,557,900  200,779
  281,480
INSURANCE - 4.1%
AFLAC, Inc.   119,900  4,496
Allmerica Financial Corp.   157,800  5,543
Allstate Corp.   708,409  42,062
American International Group, Inc.   270,650  31,768
CIGNA Corp.   15,000  2,192
Equitable of Iowa Companies   18,300  915
General Re Corp.   102,800  16,242
Loews Corp.   28,600  2,542
MGIC Investment Corp.   93,000  6,580
Nationwide Financial Services, Inc. Class A  17,400  448
Provident Companies, Inc.   13,000  712
Providian Corp.   272,400  14,573
Reliastar Financial Corp.   44,337  2,621
Torchmark Corp.   172,200  9,536
Travelers Property Casualty Corp. Class A  41,700  1,324
UNUM Corp.   15,300  1,117
  142,671
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   168,320  10,562
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   279,700  7,167
TOTAL FINANCE   533,942
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 4.9%
DRUGS & PHARMACEUTICALS - 1.5%
American Home Products Corp.   12,900 $ 773
Amgen, Inc. (a)  225,800  12,617
Astra AB Class A Free shares  356,700  17,151
Idexx Laboratories, Inc.   115,300  1,614
Novartis AG (Reg.) (a)  4,675  5,764
Pharmacia & Upjohn, Inc.   15,850  581
Schering-Plough Corp.   196,800  14,317
Warner-Lambert Co.   21,100  1,825
  54,642
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Abbott Laboratories  12,700  713
Allegiance Corp.   23,020  509
Baxter International, Inc.   51,800  2,234
Biomet, Inc.   284,600  4,803
Guidant Corp.   6,100  375
Johnson & Johnson  32,600  1,724
St. Jude Medical, Inc. (a)  282,400  9,425
  19,783
MEDICAL FACILITIES MANAGEMENT - 2.8%
Columbia/HCA Healthcare Corp.   2,072,125  69,676
Health Management Associates, Inc. Class A (a)  16,300  387
Humana, Inc. (a)  403,100  8,868
Tenet Healthcare Corp. (a)  359,200  8,845
United HealthCare Corp.   178,800  8,515
  96,291
TOTAL HEALTH   170,716
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  109,500  3,860
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
ELECTRICAL EQUIPMENT - 1.0%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  9,300  222
Alcatel Alsthom Compagnie Generale d'Electricite SA  75,600  9,090
Emerson Electric Co.   71,600  3,222
General Electric Co.   155,600  15,443
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Scientific-Atlanta, Inc.   177,500 $ 2,707
Sensormatic Electronics Corp.   66,600  1,124
Westinghouse Electric Corp.   246,800  4,381
  36,189
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Caterpillar, Inc.   145,500  11,677
Dover Corp.   17,600  924
Kennametal, Inc.   5  -
Ultratech Stepper, Inc. (a)  120,200  2,659
  15,260
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   356,200  10,285
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   61,734
MEDIA & LEISURE - 1.9%
BROADCASTING - 0.0%
HSN, Inc. (a)  51,135  1,298
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  12,400  468
Royal Caribbean Cruises Ltd.   38,900  1,186
  1,654
LEISURE DURABLES & TOYS - 0.5%
Nintendo Co. Ltd. Ord.   250,200  17,949
LODGING & GAMING - 0.7%
Bally Gaming International, Inc. (warrants) (a)  37,500  52
Circus Circus Enterprises, Inc. (a)  386,500  10,049
Fitzgeralds South, Inc. (warrants) (a)(i)  410  -
Mirage Resorts, Inc. (a)  321,100  6,823
Sun International Hotels Ltd. Ord. (a)  202,200  7,077
  24,001
RESTAURANTS - 0.6%
Brinker International, Inc. (a)  120,200  1,518
McDonald's Corp.   389,600  18,409
Papa John's International, Inc. (a)  4,300  113
  20,040
TOTAL MEDIA & LEISURE   64,942
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 8.3%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   69,800 $ 1,387
TOBACCO - 8.3%
Philip Morris Companies, Inc.   2,165,900  247,184
RJR Nabisco Holdings Corp.   1,164,984  37,571
UST, Inc.   60,500  1,686
  286,441
TOTAL NONDURABLES   287,828
PRECIOUS METALS - 0.5%
Barrick Gold Corp.   656,700  15,510
Santa Fe Pacific Gold Corp.   114,822  1,894
  17,404
RETAIL & WHOLESALE - 4.9%
APPAREL STORES - 0.2%
Lamonts Apparel, Inc. (warrants) (a)  47,666  -
TJX Companies, Inc.   145,900  6,237
  6,237
DRUG STORES - 0.1%
CVS Corp.   49,000  2,260
GENERAL MERCHANDISE STORES - 1.8%
Federated Department Stores, Inc. (a)  272,500  8,959
Wal-Mart Stores, Inc.   1,986,700  55,379
  64,338
GROCERY STORES - 0.1%
Safeway, Inc. (a)  64,800  3,005
RETAIL & WHOLESALE, MISCELLANEOUS - 2.7%
Circuit City Stores, Inc. Circuit City Group  308,700  10,302
Corporate Express, Inc. (a)  112,000  1,148
Home Depot, Inc. (The)  591,400  31,640
Lowe's Companies, Inc.   568,300  21,240
Officemax, Inc. (a)  515,175  6,697
Office Depot, Inc. (a)  79,550  1,621
Rex Stores Corp. (a)  18,900  168
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Staples, Inc. (a)  95,200 $ 1,916
Toys "R" Us, Inc. (a)  431,200  12,074
U.S. Office Products Co. (a)  156,900  3,883
Viking Office Products, Inc. (a)  183,600  3,557
  94,246
TOTAL RETAIL & WHOLESALE   170,086
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   23,100  1,219
SERVICES - 0.0%
HCIA, Inc. (a)  10,400  174
TOTAL SERVICES   1,393
TECHNOLOGY - 10.7%
COMMUNICATIONS EQUIPMENT - 0.1%
Cisco Systems, Inc. (a)  55,700  2,681
Nokia Corp. AB sponsored ADR  32,900  1,916
  4,597
COMPUTER SERVICES & SOFTWARE - 1.7%
America Online, Inc. (a)  29,400  1,246
American Management Systems, Inc. (a)  25,400  559
Automatic Data Processing, Inc.   236,400  9,899
CUC International, Inc. (a)  51,700  1,163
Ceridian Corp. (a)  93,700  3,361
Cerner Corp. (a)  6,400  84
CompUSA, Inc.   100,100  1,577
Electronic Data Systems Corp.   211,300  8,531
First Data Corp.   276,600  9,370
Microsoft Corp. (a)  67,600  6,198
Netscape Communications Corp. (a)  41,900  1,260
Oracle Systems Corp. (a)  147,300  5,680
Paychex, Inc.   101,500  4,174
Policy Management Systems Corp. (a)  141,500  6,173
  59,275
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 5.0%
Adaptec, Inc. (a)  2,600 $ 94
Bay Networks, Inc. (a)  518,900  9,275
Compaq Computer Corp. (a)  676,900  51,867
Hewlett-Packard Co.   184,700  9,835
Ingram Micro, Inc. Class A (a)  28,600  597
International Business Machines Corp.   590,400  81,106
SCI Systems, Inc. (a)  242,100  12,256
Seagate Technology (a)  125,900  5,650
Silicon Graphics, Inc. (a)  30,700  599
Tech Data Corp. (a)  87,000  2,099
  173,378
ELECTRONIC INSTRUMENTS - 1.2%
Applied Materials, Inc. (a)  168,500  7,814
Cognex Corp. (a)  75,300  1,431
KLA Instruments Corp. (a)  49,100  1,792
Lam Research Corp. (a)  201,300  6,794
Novellus Systems, Inc. (a)  97,100  6,700
Teradyne, Inc. (a)  241,200  6,965
Thermo Electron Corp. (a)  89,900  2,776
Varian Associates, Inc.   92,500  4,949
  39,221
ELECTRONICS - 2.7%
AMP, Inc.   589,700  20,270
Atmel Corp. (a)  107,900  2,583
Intel Corp.   165,500  23,025
Methode Electronics, Inc. Class A  11,300  158
Microchip Technology, Inc. (a)  30,550  917
Molex, Inc.   80,300  2,811
Motorola, Inc.   8,200  495
National Semiconductor Corp. (a)  14,900  410
Solectron Corp. (a)  520,400  26,085
Storage Technology Corp. (a)  90,200  3,540
Texas Instruments, Inc.   184,800  13,837
Thomas & Betts Corp.   6,200  265
Xilinx, Inc. (a)  2,300  112
  94,508
TOTAL TECHNOLOGY   370,979
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.2%
Continental Airlines, Inc. Class B (a)  56,300 $ 1,767
Delta Air Lines, Inc.   32,600  2,742
Northwest Airlines Corp. Class A (a)  70,600  2,656
  7,165
RAILROADS - 0.5%
Bombardier, Inc. Class B  139,300  2,520
Burlington Northern Santa Fe Corp.   68,200  5,047
CSX Corp.   199,600  9,281
  16,848
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  135,800  2,398
Stolt-Nielsen SA  36,900  637
  3,035
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   26,300  510
Yellow Corp. (a)  106,800  1,989
  2,499
TOTAL TRANSPORTATION   29,547
UTILITIES - 6.9%
CELLULAR - 2.3%
AirTouch Communications, Inc. (a)  771,400  17,743
SK Telecom Ltd.   6  5
360 Degrees Communications Co. (a)  45,100  778
Vodafone Group PLC sponsored ADR  1,065,800  47,028
Vodafone Group PLC  3,312,763  15,126
  80,680
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   11,600  479
El Paso Electric Co. (a)  14,900  89
Entergy Corp.   217,200  5,321
  5,889
GAS - 0.2%
Enron Corp.   159,100  6,046
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.2%
AT&T Corp.   260,200 $ 9,042
Ameritech Corp.   246,300  15,147
Bell Atlantic Corp.   163,700  9,965
BellSouth Corp.   401,800  16,976
Deutsche Telekom AG  89,100  2,022
MCI Communications Corp.   809,300  28,831
Nextlink Communications, Inc. unit (i)  58,550  2,576
NYNEX Corp.   367,400  16,763
SBC Communications, Inc.   370,884  19,518
Sprint Corp.   532,000  24,206
WorldCom, Inc. (a)  8,500  187
  145,233
TOTAL UTILITIES   237,848
TOTAL COMMON STOCKS
(Cost $2,242,504)   2,585,503
PREFERRED STOCKS - 1.1%
CONVERTIBLE PREFERRED STOCKS - 0.0%
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
$3.52 pay-in-kind (a)  18,200  439
NONCONVERTIBLE PREFERRED STOCKS - 1.1%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Walden Residential Properties, Inc. 9.20%  62,400  1,560
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  81,300  245
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
FINANCE - 0.2%
BANKS - 0.1%
California Federal Bank FSB 9 1/8%  187,060 $ 4,560
INSURANCE - 0.1%
American Annuity Group Capital Trust II  1,800  1,791
TOTAL FINANCE   6,351
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Fresenius Medical Care Capital Trust 9%  1,216  1,201
MEDIA & LEISURE - 0.8%
BROADCASTING - 0.7%
American Radio System 11 3/8% pay-in-kind (i)  24,269  2,378
Cablevision System Corp. depositary shares  32,589  2,909
SFX Broadcasting, Inc. 12 5/8%  37,390  3,608
Sinclair Capital 11 5/8% (i)  34,380  3,352
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  9,413  10,025
  22,272
PUBLISHING - 0.1%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind (a)  2,390  259
 Series D, 10%  41,288  4,119
  4,378
TOTAL MEDIA & LEISURE   26,650
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B, 14 7/8%  4,600  468
TOTAL NONCONVERTIBLE PREFERRED STOCKS   36,475
TOTAL PREFERRED STOCKS
(Cost $37,209)   36,914
NONCONVERTIBLE BONDS - 12.4%
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.1%
BE Aerospace Inc:
9 3/4%, 3/1/03  Ba3 $ 500 $ 513
 9 7/8%, 2/1/06  B2  770  789
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  320  354
  1,656
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 (i)  B1  1,420  1,374
SHIP BUILDING & REPAIR - 0.2%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  1,250  1,250
 9 1/4%, 12/1/06  B1  4,960  5,010
  6,260
TOTAL AEROSPACE & DEFENSE   9,290
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.2%
Acetex Corp. yankee 9 3/4%, 10/1/03  B1  2,010  1,970
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  410  422
General Chemical Corp. 9 1/4%, 8/15/03  B2  1,600  1,600
Ivex Holdings Corp. 0%, 3/15/05 (d)  Caa  900  702
NL Industries, Inc. 11 3/4%, 10/15/03  B1  1,210  1,280
Praxair Inc. 6.90%, 11/1/06  A3  2,000  1,928
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  1,180  1,239
  9,141
IRON & STEEL - 0.1%
AK Steel Corp. 9 1/8%, 12/15/06  Ba2  2,050  2,019
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc. 9.95%, 10/15/04  B2  2,120  2,242
PAPER & FOREST PRODUCTS - 0.2%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (i)  B3  1,180  1,133
Florida Coast Paper Co. LLC/Florida Coast Paper
Finance Corp. 12 3/4%, 6/1/03  B3  1,250  1,225
Repap Wisconsin, Inc. 9 1/4%, 2/1/02  B2  2,450  2,389
Stone Container Corp. 10 3/4%, 10/1/02  B1  1,610  1,618
  6,365
TOTAL BASIC INDUSTRIES   19,767
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Building Materials Corp. of America
0%, 7/1/04 (d)  B1 $ 5,660 $ 4,981
Nortek, Inc. 9 1/4%, 3/15/07 (i)  Ba3  960  943
Usinor Sacilor yankee 7 1/4%, 8/1/06  Baa2  2,250  2,174
  8,098
CONSTRUCTION - 0.1%
Greystone Homes, Inc. 10 3/4%, 3/1/04  B1  2,450  2,523
McDermott J. Ray SA 9 3/8%, 7/15/06  B1  1,480  1,495
  4,018
REAL ESTATE - 0.1%
Iron Mountain, Inc. 10 1/8%, 10/1/06  B3  1,370  1,411
TOTAL CONSTRUCTION & REAL ESTATE   13,527
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.3%
APS, Inc. 11 7/8%, 1/15/06  B2  3,260  3,276
Aftermarket Technology Corp. 12%, 8/1/04  B3  1,522  1,674
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  1,880  1,927
Delco Remy International, Inc. 10 5/8%,
8/1/06 (i)  B2  510  530
Tennessee Gas Pipeline Co. 7%, 3/15/27  Baa3  1,010  981
  8,388
CONSUMER ELECTRONICS - 0.0%
Tag Heuer International SA yankee
12%, 12/15/05  B3  1,040  1,183
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%, 3/1/02  B3  3,270  3,401
Knoll, Inc. 10 7/8%, 3/15/06  B3  600  651
  4,052
TEXTILES & APPAREL - 0.2%
GFSI, Inc. 9 5/8%, 3/1/07 (i)  B3  3,040  2,964
Hat Brands, Inc. 12 5/8%, 9/15/02 (g)  -  250  138
Levi Strauss & Co. 7%, 11/1/06 (i)  Baa2  3,150  3,031
Pillowtex Corp. 10%, 11/15/06  B2  1,940  2,008
  8,141
TOTAL DURABLES   21,764
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
ENERGY - 0.7%
ENERGY SERVICES - 0.2%
Falcon Drilling, Inc. 9 3/4%, 1/15/01  Ba3 $ 1,210 $ 1,228
Parker Drilling Co. 9 3/4%, 11/15/06  B1  410  416
Petroliam Nasional BHD yankee (i):
7 1/8%, 10/18/06   A1  3,000  2,927
 7 5/8%, 10/15/26   A1  3,000  2,913
  7,484
OIL & GAS - 0.5%
Cross Timbers Oil Co. 9 1/4%, 4/1/07 (i)  B2  1,940  1,883
Diamond Shamrock, Inc. 7.65%, 7/1/26  Baa3  1,000  1,022
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  2,420  2,468
Forcenergy, Inc.:
9 1/2%, 11/1/06  B2  230  225
 8 1/2%, 2/15/07 (i)  B2  2,710  2,520
Gulf Canada Resources Ltd. yankee
9 5/8%, 7/1/05  Ba2  1,350  1,421
HS Resources, Inc. 9 1/4%, 11/15/06 (i)  B2  230  221
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  1,010  975
Norcen Energy Resources Ltd. yankee
7 3/8%, 5/15/06  Baa3  1,000  978
Occidental Petroleum Corp.:
10.94%, 5/17/00  Baa3  1,200  1,325
 6.39%, 11/9/00  Baa3  500  488
 8 1/2%, 11/9/01  Baa2  530  555
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  900  956
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
7.628%, 9/15/06 (i)  A3  2,030  2,003
  17,040
TOTAL ENERGY   24,524
FINANCE - 3.4%
ASSET-BACKED SECURITIES - 0.5%
Airplanes Pass Through Trust
10 7/8%, 3/15/19   Ba2  9,040  10,012
Caterpillar Financial Asset Trust 6.55%, 5/22/02  A3  370  367
CPS Auto Grantor Trust 6.55%, 12/15/02  Aaa  1,300  1,293
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.:
6 1/2%, 6/15/27  Aaa $ 750 $ 745
 6.80%, 6/15/27  Aaa  750  742
Olympic Automobile Receivables Trust
6.40%, 9/15/01  Aaa  1,710  1,701
Premier Auto Trust:
8.05%, 4/4/00  Aaa  2,966  3,014
 6%, 5/6/00  Aaa  970  967
  18,841
BANKS - 0.9%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3  3,000  2,937
Banc One Corp. 6.70%, 3/24/00  Aa3  1,700  1,692
BanPonce Financial Corp. 7.72%, 4/13/00  A3  1,000  1,011
BanPonce Corp. 6.665%, 3/5/01  A3  1,650  1,620
BanPonce Trust I 8.327%, 2/1/27 (i)  Baa1  2,850  2,783
Capital One Bank:
6.74%, 5/31/99  Baa3  1,640  1,633
 7.20%, 7/19/99  Baa3  4,000  4,017
 6.42%, 11/12/99  Baa3  3,600  3,553
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  1,100  1,134
HSBC Americas, Inc. 7%, 11/1/06  Baa1  3,150  3,014
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  1,220  1,224
Signet Bank 7.80%, 9/15/06  Baa1  1,250  1,255
Southern National Corp. 7.05%, 5/23/03  A3  2,200  2,169
Summit Bancorp 8 5/8%, 12/10/02  BBB-  650  689
U.S. Bancorp Capital I 8.27%, 12/15/26 (i)  A2  1,550  1,537
Union Planters National Bank
6.81%, 8/20/01  A3  1,500  1,498
  31,766
CREDIT & OTHER FINANCE - 1.4%
Ahmanson Capital Trust I 8.36%, 12/1/26 (i)  Baa3  1,800  1,764
AT&T Capital Corp.:
6.02%, 12/4/98  Baa3  3,250  3,216
 6.39%, 1/22/99  Baa3  630  626
 6.26%, 2/18/99  Baa3  4,300  4,261
 6.16%, 12/3/99  Baa3  1,250  1,226
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  1,200  1,200
CIT Group Holdings, Inc. 6 1/4%, 10/4/99  Aa3  2,500  2,468
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3 $ 3,390 $ 3,348
Finova Capital Corp. 6.12%, 5/28/02  Baa1  1,000  951
First Securities Capital I
8.41%, 12/15/26 (i)  A3  850  847
Ford Motor Credit:
 5.73%, 2/23/00  A1  1,500  1,455
 6.65%, 5/22/00  A1  4,000  3,967
 6.57%, 3/19/01  A1  2,500  2,457
 7%, 9/25/01  A1  8,000  7,952
General Electric Capital Corp.
6.94%, 4/13/09 (e)  Aaa  3,000  3,009
General Motors Acceptance Corp.
5 5/8%, 2/1/99  A3  2,000  1,963
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  4,580  4,557
Heller Financial, Inc. 7 7/8%, 11/1/99  A2  2,230  2,282
North American Mortgage Co.
7.29%, 8/19/03  Baa2  500  495
  48,044
INSURANCE - 0.3%
Reliance Group:
9%, 11/15/00  Ba3  2,510  2,535
 9 3/4%, 11/15/03  B1  3,950  4,049
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  2,000  1,965
  8,549
SAVINGS & LOANS - 0.3%
Chevy Chase Savings Bank FSB
9 1/4%, 12/1/08  B1  4,050  3,969
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  4,330  4,753
First Nationwide Escrow Corp.
10 5/8%, 10/1/03 (i)  Ba3  1,420  1,498
Great Western Financial Corp. 8.60%, 2/1/02  Baa1  1,000  1,052
St. Paul Bancorp, Inc. 7 1/8%, 2/15/04  Ba2  700  675
  11,947
TOTAL FINANCE   119,147
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
HEALTH - 0.5%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
IMED Corp. 9 3/4%, 12/1/06 (i)  B3 $ 350 $ 347
McKesson Corp. 6.60%, 3/1/00 (i)   A3  1,720  1,704
  2,051
MEDICAL FACILITIES MANAGEMENT - 0.4%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99  A2  1,500  1,496 6 7/8%, 7/15/01  A3  1,000  992
Mariner Health Group, Inc. 9 1/2%, 4/1/06  B2  500  490
Tenet Healthcare Corp.:
8%, 1/15/05  Ba1  380  366
 10 1/8%, 3/1/05  Ba3  3,760  4,033
 8 5/8%, 1/15/07  Ba3  6,950  6,689
  14,066
TOTAL HEALTH   16,117
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Continental Global Group, Inc. 11%, 4/1/07 (i)  B2  950  946
Exide Corp. 10%, 4/15/05  B1  890  903
Goss Graphic System, Inc. 12%, 10/15/06  B2  2,510  2,629
  4,478
POLLUTION CONTROL - 0.1%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (i)  B3  3,670  3,771
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,249
MEDIA & LEISURE - 2.5%
BROADCASTING - 1.5%
Adelphia Communications Corp.:
9 1/2%, 2/15/04  B3  2,760  2,319
 9 7/8%, 3/1/07 (i)  -  2,550  2,301
Cablevision System Corp.:
9 1/4%, 11/1/05  B2  1,710  1,633
 9 7/8%, 5/15/06  B2  1,300  1,274
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
CapStar Broadcasting Partners, Inc.
0%, 2/1/09 (i)  CCC $ 820 $ 435
Diamond Cable Communications PLC yankee (d):
0%, 9/30/04  B3  3,190  2,496
 0%, 2/15/07 (i)  -  3,210  1,741
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  750  750
Intermedia Capital Partners IV LP / Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  1,180  1,201
International Cabletel, Inc.:
0%, 2/1/06 (d)  B3  2,090  1,275
 10%, 2/15/07 (i)  -  3,440  3,268
Lenfest Communications, Inc. 8 3/8%, 11/1/05  Ba3  3,230  2,964
Olympus Communication LP/Olympus Capital
Corp. 10 5/8%, 11/15/06 (i)  B1  1,060  1,055
Rogers Cablesystems Ltd. yankee 11%, 12/1/15  B2  2,500  2,600
SCI Television, Inc. secured 11%, 6/30/05  Ba1  3,576  3,781
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  2,475  2,562
TCI Communications, Inc.:
7 1/4%, 6/15/99  Ba1  2,840  2,839
 6.46%, 3/6/00  Ba1  2,930  2,835
TCI Satellite Entertainment, Inc.
0%, 2/15/07 (d)(i)  B-  2,210  983
Telemundo Group, Inc. 7%, 2/15/06  B1  3,090  3,028
Telewest PLC 0%, 10/1/07 (d)  B1  5,880  3,851
Time Warner, Inc.:
7.95%, 2/1/00  Ba1  3,180  3,245
 7 3/4%, 6/15/05  Ba1  2,200  2,173
 9.15%, 2/1/23 sub. deb.  Ba1  430  453
  51,062
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc. 9 1/2%, 3/15/09 (i)  B2  1,890  1,838
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  470  463
Viacom, Inc. 8%, 7/7/06  B1  4,690  4,338
  6,639
LODGING & GAMING - 0.5%
American Skiing Co. 12%, 7/15/06  B3  3,470  3,488
Circus Circus Enterprises, Inc. 7%, 11/15/36  Baa2  875  823
Courtyard by Marriott II LP/Courtyard II Finance
Co. 10 3/4%, 2/1/08  B-  1,180  1,230
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
GB Property Funding Corp. gtd. 1st mtg.
10 7/8%, 1/15/04  B3 $ 470 $ 376
HMH Properties, Inc. 9 1/2%, 5/15/05  Ba3  3,920  3,930
Harrah's Jazz Co. 14 1/4%, 11/15/01 (g)  Caa  495  218
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  390  388
Mirage Resorts, Inc. 7 1/4%, 10/15/06  Baa2  2,500  2,425
Prime Hospitality Corp. 9 3/4%, 4/1/07 (i)  B1  2,040  2,015
Sun International Hotels Ltd. 9%, 3/15/07 (i)  Ba3  2,220  2,103
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  750  791
  17,787
PUBLISHING - 0.1%
Golden Books Publishing, Inc. 7.65%, 9/15/02  B1  650  571
News America Holdings, Inc. 7.70%, 10/30/25  Baa3  1,730  1,576
Sun Media Corp. 9 1/2%, 2/15/07 yankee (i)  B3  1,630  1,589
  3,736
RESTAURANTS - 0.2%
Foodmaker, Inc. 9 3/4%, 6/1/02  B3  2,710  2,757
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05  B1  4,810  4,834
  7,591
TOTAL MEDIA & LEISURE   86,815
NONDURABLES - 0.5%
FOODS - 0.4%
Chiquita Brands International, Inc.:
9 5/8%, 1/15/04  B1  4,970  5,045
 10 1/4%, 11/1/06  B1  270  281
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  1,700  1,680
Foodbrands of America, Inc.
10 3/4%, 5/15/06  B3  1,440  1,613
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  480  470
 11 1/8%, 10/1/02  B3  3,700  3,700
  12,789
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 0.1%
Revlon Worldwide Parent Corp.
0%, 3/15/01 (i)  - $ 1,140 $ 708
Revlon Consumer Products Corp.:
9 3/8%, 4/1/01  B2  700  716
 10 1/2%, 2/15/03  B3  3,260  3,415
  4,839
TOTAL NONDURABLES   17,628
RETAIL & WHOLESALE - 0.7%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%,
11/1/99 pay-in-kind (g)(i)  -  1,584  63
GENERAL MERCHANDISE STORES - 0.4%
Dayton Hudson Corp.:
6.80%, 10/1/01  Baa1  3,000  2,948
 7 1/2%, 7/15/06  Baa1  2,000  1,984
K mart Corp.:
12 1/2%, 3/1/05  Ba3  1,360  1,618
 8 1/4%, 1/1/22  Ba3  2,480  2,145
Michaels Stores, Inc. 10 7/8%, 6/18/06  Ba2  2,670  2,743
Parisian, Inc. 9 7/8%, 7/15/03  B1  2,580  2,593
  14,031
GROCERY STORES - 0.3%
Kroger Co. 8.15%, 7/15/06  Baa3  1,000  1,022
Pathmark Stores, Inc.:
9 5/8%, 5/1/03  B3  4,280  4,018
 10%, 11/1/03 (d)  Caa  3,970  2,650
Penn Traffic Co.:
10 1/4%, 2/15/02 sr. notes  B2  1,390  1,216
 8 5/8%, 12/15/03  B2  640  522
 10 3/8%, 10/1/04  B2  390  337
  9,765
TOTAL RETAIL & WHOLESALE   23,859
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
SERVICES - 0.3%
PRINTING - 0.1%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa $ 1,810 $ 1,833
SERVICES - 0.2%
Borg-Warner Security Corp.
9 5/8%, 3/15/07 (i)  B3  1,150  1,115
Orion Network Systems, Inc. unit:
11 1/4%, 1/15/07   B2  3,690  3,644
 0%, 1/15/07 (d)  B2  3,180  1,614
  6,373
TOTAL SERVICES   8,206
TECHNOLOGY - 0.4%
COMMUNICATIONS EQUIPMENT - 0.0%
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa  1,680  1,336
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.:
7.21%, 7/2/01  Baa1  1,750  1,753
 6 3/8%, 11/30/01  Baa1  1,800  1,734
Unisys Corp.:
12%, 4/15/03  B1  2,090  2,174
 11 3/4%, 10/15/04  B1  1,790  1,862
  7,523
ELECTRONIC INSTRUMENTS - 0.0%
Packard Bioscience, Inc.
9 3/8%, 3/1/07 (i)  B3  850  820
ELECTRONICS - 0.2%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  2,730  2,948
Fairchild Semiconductor Corp.
10 1/8%, 3/15/07 (i)  B2  2,290  2,290
  5,238
TOTAL TECHNOLOGY   14,917
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
AMR Corp. 9%, 8/1/12  Baa3 $ 1,400 $ 1,522
Delta Air Lines, Inc.:
9 7/8%, 5/15/00  Baa3  500  535
 10 1/2%, 4/30/16  Baa1  1,500  1,778
US Air, Inc.:
9 5/8%, 2/1/01  B3  2,350  2,350
 10%, 7/1/03  B3  2,770  2,770
 10 3/8%, 3/1/13  B1  940  973
  9,928
RAILROADS - 0.0%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2  1,500  1,483
TOTAL TRANSPORTATION   11,411
UTILITIES - 1.0%
CELLULAR - 0.2%
Arch Communications Group, Inc.
0%, 3/15/08 (d)  B3  1,140  485
Globalstar Lp /Globalstar Capital C unit
11 3/8%, 2/15/04 (i)  B3  1,660  1,619
McCaw International Ltd. unit 0%, 4/15/07 (i)  CCC  4,050  1,904
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  1,930  1,269
Rogers Cantel, Inc. 9 3/8%, 6/1/08  Ba3  2,010  2,030
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  280  273
Western Wireless Corp. 10 1/2%, 6/1/06  B3  1,300  1,261
  8,841
ELECTRIC UTILITY - 0.3%
CalEnergy, Inc. 9 1/2%, 9/15/06  Ba2  2,000  2,060
Commonwealth Edison Co. 7 3/8%, 9/15/02  Baa2  1,950  1,951
Hydro-Quebec yankee 7.40%, 3/28/25  A2  1,050  1,095
Long Island Lighting Co. 8 5/8%, 4/15/04  Ba1  2,230  2,259
NIPSCO Capital Markets, Inc. 7.39%, 4/1/04  A3  1,600  1,586
  8,951
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.5%
Brooks Fiber Properties, Inc. 0%, 11/1/06 (d)  - $ 1,300 $ 766
Call-Net Enterprises, Inc. yankee
0%, 12/1/04 (d)  B2  3,060  2,547
MFS Communications, Inc. (d):
0%, 1/15/04   Ba3  1,600  1,436
 0%, 1/15/06   Ba3  5,130  3,848
Mcleod, Inc. 0%, 3/1/07 (d)(i)  B3  380  205
Shared Technologies Fairchild
Communications Corp.
0%, 3/1/06 (d)  Caa  1,390  1,126
Teleport Communications Group, Inc.
9 7/8%, 7/1/06  B1  1,020  1,046
Winstar Equipment Corp. 12 1/2%,
3/15/04 (i)  CCC+  1,370  1,315
WorldCom, Inc. 7 3/4%, 4/1/07   Ba1  4,800  4,754
  17,043
TOTAL UTILITIES   34,835
TOTAL NONCONVERTIBLE BONDS
(Cost $433,371)   430,056
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.3%
U.S. TREASURY OBLIGATIONS - 2.7%
9 1/4%, 8/15/98  Aaa  2,030  2,107
8 7/8%, 11/15/98  Aaa  9,520  9,880
8 7/8%, 2/15/99  Aaa  11,070  11,542
9 1/8%, 5/15/99  Aaa  1,040  1,093
8%, 8/15/99  Aaa  5,140  5,303
7 3/4%, 12/31/99  Aaa  2,830  2,911
7 7/8%, 8/15/01  Aaa  12,870  13,407
5 3/4%, 8/15/03  Aaa  3,590  3,389
11 1/4%, 8/15/03  Aaa  6,705  8,161
7%, 7/15/06  Aaa  21,028  21,081
12 3/4%, 11/15/10 (callable)  Aaa  7,400  10,088
7 1/4%, 2/15/23  Aaa  1,410  1,393
6 1/2%, 11/15/26  Aaa  6,185  5,694
  96,049
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Federal Home Loan Bank:
7.66%, 7/20/04  Aaa $ 4,540 $ 4,674
 7.59%, 3/10/05  Aaa  1,550  1,593
Federal Home Loan Mortgage Corporation
6.80%, 8/22/05  Aaa  900  878
Federal National Mortgage Association
7.49%, 3/02/05  Aaa  2,320  2,370
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. government through
Export-Import Bank) Series 1994-A,
7.12%, 4/15/06  Aaa  3,139  3,153
U.S. Department of Housing and Urban
Development U.S. government guaranteed
participation certificates Series 1996-A:
 6.83%, 8/1/03  Aaa  4,000  3,946
  7.66%, 8/1/15  Aaa  1,200  1,182
U.S. Trade Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) 6.69%, 1/15/09 (i)  Aaa  2,170  2,108
  19,904
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $118,403)   115,953
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 3.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.1%
5 1/2%, 2/1/03 to 5/1/03  Aaa  1,741  1,642
7%, 7/1/01  Aaa  442  442
  2,084
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.2%
5 1/2%, 4/1/03 to 6/1/03  Aaa  1,793  1,686
6%, 4/1/00 to 6/1/26  Aaa  28,088  26,199
6 1/2%, 9/1/25 to 6/1/26  Aaa  28,918  26,921
7%, 2/1/26  Aaa  11,347  10,868
7 1/2%, 4/1/27  Aaa  4,900  4,810
7 1/2%, 4/1/27 (l)  Aaa  5,800  5,693
  76,177
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.8%
6%, 6/15/08 to 4/15/26  Aaa  12,300  11,621
6 1/2%, 9/15/08 to 5/15/09  Aaa  9,133  8,843
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
8%, 5/15/25 to 11/15/25  Aaa $ 1,201 $ 1,208
8 1/2%, 5/15/26 to 10/15/26  Aaa  8,223  8,431
  30,103
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES (Cost $109,414)   108,364
COMMERCIAL MORTGAGE SECURITIES - 0.9%
American Southwest Financial Securities
Series 1994-C2 Class B2, 12.79%,
12/25/01 (f)(i)  -  1,670  1,611
BKB Commercial Mortgage Trust Series 1997-C1
Class D, 7.83%, 2/25/43 (f)(i)  BBB  680  677
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.683%, 8/1/24 (f)(i)  -  1,900  1,341
Blackrock Capital Funding LLC Series 1996
Class C2, 7.635%, 11/16/26 (f)(i)  Aaa  619  623
CBA Mortgage Corp. Series 1993-C1 Class E,
7.76%, 12/25/03 (f)(i)  Ba2  1,352  1,259
CS First Boston Mortgage Securities Corp. (i):
Series 1994-M1 Class E, 12.60%, 2/15/02   -  800  798
 floater Series 1995-AEWI Class E,
 9.976%, 11/25/97 (f)  -  650  615
 Series 1994-CFB1 Class E, 7.641%,
 1/25/28 (f)  Ba2  1,213  1,063
DLJ Mortgage Acceptance Corp. Series 1993
MF12 Class B-2, 10.10%, 9/18/03 (i)  -  1,650  1,538
Equitable Life Assurance Society of the
United States (The) (i):
 sequential pay Series 174 Class A1,
  7.24%, 5/15/06   Aaa  2,300  2,317
  Series 174 Class B1,
  7.33%, 5/15/06  Aa2  1,200  1,197
  Series 1996-1 Class C1,
  7.52%, 5/15/06   A2  1,000  1,003
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86%, 11/15/06 (i)  Ba3  750  651
Lehman Structured Securities Corp. Series 1996-1
Class E-2, 7.995%, 6/25/26  BB  546  523
Merrill Lynch Mortgage Investments, Inc.
Series 1994 Class M1-E, 8.093%,
6/25/22 (f)(i)  Ba2  270  243
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
Morgan Stanley Capital International,
Inc. sequential pay Series 1997-C1
Class A-1C, 7.63%, 2/15/20  Aaa $ 1,720 $ 1,730
Morgan Stanley Capital One, Inc.
Series 1996-MBL1 Class E,
8.661%, 5/25/21 (f)(i)  -  1,819  1,602
Mortgage Capital Funding, Inc.
Series 1996-MC1 Class G,
7.15%, 7/15/28 (i)  BB  1,000  829
NB Commercial Mortgage pass thru certificate
sequential pay, Series FSI Class A,
7.187%, 10/20/23 (i)    842  840
Nomura Asset Securities Corp. Series 1993-1 (i):
 Class B2, 6.68%, 12/15/01  -  1,070  899
  Class B3, 6.68%, 12/15/03  B  1,200  932
Oregon Commercial Mortgage, Inc.Series 1995
Class E, 9.72%, 6/25/26 (f)(i)  BB  830  789
Penn Mutual Life Insurance Co. (The)
Series 1996-PML (i):
 Class K, 7.90%, 11/15/26   -  1,750  1,019
  Class L, 7.90%, 11/15/26   -  1,300  566
Resolution Trust Corp.:
Series 1994-N2 Class 5-B, 10 5/8%,
 12/15/04 (e)(i)  B2  250  250
 Series 1994-C2 Class G, 8%, 4/25/25  B  481  453
 sequential pay Series 1994-C1
 Class F, 8%, 6/25/26  B  379  353
 Series 1995-C2 Class F, 7%, 5/25/27  B1  218  192
Structured Asset Securities Corp.:
Series 1995-C1 Class E, 7 3/8%, 9/25/24 (i)  BB  1,000  816
 Series 1993-C1 Class E,
 6.60%, 10/25/24 (i)  B  1,250  463
 sequential pay Series 1996 Class A-2A,
 7 3/4%, 2/25/28   Aaa  712  719
 Series 1996-CFL Class G, 7 3/4%, 2/25/28 (i)  -  1,000  833
 Series 1996-C3 Class E,
 8.458%, 6/25/30 (i)   -  1,000  927
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (h)  -  1,325  881
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (i)  Aaa  2,060  1,998
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $31,658)   32,550
COMPLEX MORTGAGE SECURITIES - 0.0%
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (C) AMOUNT (000S) (000S)
INTEREST ONLY STRIPS - 0.0%
SML, Inc. commercial Series 1994-C1 Class S,
0.81%, 9/18/99 (k) (Cost $547)  - $ 31,799 $ 487
FOREIGN GOVERNMENT OBLIGATIONS (J) - 0.3%
Israeli State 6 3/8%, 12/19/01  A3  2,410  2,323
Manitoba Province yankee 6 3/8%, 10/15/99  A1  3,000  2,962
Newfoundland Province yankee
7.32%, 10/13/23  Baa1  1,000  935
Quebec Province yankee
7.22%, 7/22/36 (e)  A2  5,000  5,066
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $11,316)   11,286
CERTIFICATES OF DEPOSIT - 1.9%
ABN-Amro Bank NV yankee 5.65%, 12/23/97    3,000  2,992
Bank of Tokyo-Mitswoishi Ltd. yankee
5.60%, 6/11/97    5,000  4,998
Bankers Trust Co. 5.42%, 4/22/97    5,000  4,999
Bayerische Hypotheken und Wechsel Bank
AG yankee 5.40%, 4/7/97    4,600  4,600
Bayerische Vereinsbank AG yankee
5.40%, 4/2/97    4,700  4,700
Canadian Imperial Bank of Commerce yankee
5.35%, 4/14/97    5,000  4,999
Deutsche Bank AG yankee:
5.32%, 4/9/97    4,000  4,000
 5.34%, 5/28/97    5,000  4,997
Landesbank Hessen-Thuringen yankee:
5.78%, 1/27/98    3,000  2,994
 5.67%, 2/11/98    1,000  997
National Westminster Bank PLC yankee
5 1/2%, 8/5/97    4,500  4,494
Rabobank Nederlan, Coop Central yankee
5.97%, 3/20/98    1,300  1,300
Royal Bank of Canada yankee
5.58%, 12/11/97    786  784
Sanwa Bank Ltd. yankee 5.51%, 5/19/97    5,000  4,998
Societe Generale yankee 5.55%, 7/28/97    4,500  4,495
Sumitomo Bank Ltd. yankee 5.58%, 4/8/97    4,000  4,000
CERTIFICATES OF DEPOSIT - CONTINUED
  PRINCIPAL VALUE (NOTE 1)    AMOUNT (000S) (000S)
Swiss Bank Corp. yankee 5 1/2%, 8/4/97   $ 4,000 $ 3,995
Morgan Guaranty Trust Co. 5.36%, 5/15/97     100  100
TOTAL CERTIFICATES OF DEPOSIT
(Cost $64,480)   64,442
COMMERCIAL PAPER - 1.1%
Caisse Des Depots Et Consigns yankee
5.32%, 4/4/97    500  500
Cregem North America, Inc. yankee
5.35%, 5/5/97    2,000  1,989
CIESCO LP 5.32%, 4/11/97    3,000  2,995
Delaware Funding Corp. 5.60%, 5/19/97    3,000  2,977
Electricite De France yankee 5.33%, 7/28/97    3,300  3,239
Fleet Funding Corporation 5.32%, 4/9/97    4,500  4,493
Ford Motor Credit Co. 5.33%, 4/22/97    1,000  996
General Motors Acceptance Corp.
5.465%, 6/23/97    4,000  3,947
GTE Corp. 5.36%, 4/10/97    1,000  998
Nationwide Building Society yankee
5.32%, 8/11/97    3,000  2,937
Norfolk Southern Corp. 5.38%, 6/2/97    3,600  3,565
PHH Corp. 5.65%, 5/7/97    5,000  4,971
Preferred Receivables Fund Corp.
5.33%, 4/3/97    3,000  2,999
TOTAL COMMERCIAL PAPER
(Cost $36,620)   36,606
CASH EQUIVALENTS - 1.3%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 1/2%, dated
3/31/97 due 4/1/97   $ 236  236
 SHARES
Taxable Central Cash Fund (b)    44,538,000  44,538
TOTAL CASH EQUIVALENTS
(Cost $44,774)   44,774
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,130,296)  $ 3,466,935
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
8. Restricted securities - investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
SML, Inc. Series 1994-
 C1 Class C, 9.20%,
 9/18/99  8/11/94 $ 862
9. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $103,119,000 or 3.0% of net assets.
10. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
11. Security represents the right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
12. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 9.2% AAA, AA, A 8.7%
Baa 2.0% BBB  3.0%
Ba 2.7% BB  2.3%
B 5.3% B  4.8%
Caa 0.2% CCC  0.5%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  86.5%
United Kingdom  3.3
Netherlands   2.5
Canada  1.9
Japan  1.2
France  1.1
Others (individually less than 1%)  3.5
TOTAL  100.0%
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,130,748,000. Net unrealized appreciation aggregated $336,187,000, of which $417,156,000 related to appreciated investment securities and $80,969,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MARCH 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                $ 3,466,935
agreements of $236) (cost $3,130,296) -
See accompanying schedule

Cash                                                                                     962

Receivable for investments sold                                                          30,898

Receivable for fund shares sold                                                          7,875

Dividends receivable                                                                     5,672

Interest receivable                                                                      11,738

Other receivables                                                                        38

 TOTAL ASSETS                                                                            3,524,118

LIABILITIES

Payable for investments purchased                                            $ 47,585
Regular delivery

 Delayed delivery                                                             5,789

Payable for fund shares redeemed                                              10,526

Accrued management fee                                                        1,815

Other payables and accrued expenses                                           943

 TOTAL LIABILITIES                                                                       66,658

NET ASSETS                                                                              $ 3,457,460

Net Assets consist of:

Paid in capital                                                                         $ 2,971,904

Undistributed net investment income                                                      19,257

Accumulated undistributed net realized gain (loss) on                                    129,694
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                            336,605
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 211,026 shares outstanding                                              $ 3,457,460

NET ASSET VALUE, offering price and redemption price per                                 $16.38
share ($3,457,460 (divided by) 211,026 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 22,235
Dividends

Interest                                                                       35,162

 TOTAL INCOME                                                                  57,397

EXPENSES

Management fee                                                     $ 10,316

Transfer agent fees                                                 4,278

Accounting fees and expenses                                        418

Non-interested trustees' compensation                               14

Custodian fees and expenses                                         109

Registration fees                                                   135

Audit                                                               47

Legal                                                               6

Interest                                                            3

Miscellaneous                                                       14

 Total expenses before reductions                                   15,340

 Expense reductions                                                 (269)      15,071

NET INVESTMENT INCOME                                                          42,326

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              147,780

 Foreign currency transactions                                      (103)      147,677

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              54,380

 Assets and liabilities in foreign currencies                       (27)       54,353

NET GAIN (LOSS)                                                                202,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 244,356
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED MARCH 31,    SEPTEMBER 30,
                                                          1997               1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 42,326           $ 74,300
Net investment income

 Net realized gain (loss)                                  147,677            257,319

 Change in net unrealized appreciation (depreciation)      54,353             27,068

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           244,356            358,687
FROM OPERATIONS

Distributions to shareholders                              (81,646)           (43,221)
From net investment income

 From net realized gain                                    (203,145)          -

 TOTAL DISTRIBUTIONS                                       (284,791)          (43,221)

Share transactions                                         605,874            815,995
Net proceeds from sales of shares

 Reinvestment of distributions                             282,710            42,752

 Cost of shares redeemed                                   (489,433)          (925,769)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           399,151            (67,022)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  358,716            248,444

NET ASSETS

 Beginning of period                                       3,098,744          2,850,300

 End of period (including undistributed net investment    $ 3,457,460        $ 3,098,744
income of $19,257 and $66,610, respectively)

OTHER INFORMATION
Shares

 Sold                                                      35,280             52,211

 Issued in reinvestment of distributions                   17,155             2,839

 Redeemed                                                  (28,583)           (59,383)

 Net increase (decrease)                                   23,852             (4,333)


S

 FINANCIAL HIGHLIGHTS   SIX MONTHS     YEARS ENDED SEPTEMBER 30,                          DECEMBER 30, 1991
                        ENDED MARCH                                                       (COMMENCEMENT
                        31, 1997                                                          OF OPERATIONS) TO
                        (UNAUDITED)                                                       SEPTEMBER 30,

                                       1996                        1995   1994 E   1993   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 16.56    $ 14.88    $ 13.91   $ 13.77   $ 11.16    $ 10.00

Income from Investment Operations

 Net investment income                                    .21 D      .47        .26       .13       .18        .14

 Net realized and unrealized gain (loss)                  1.11       1.44       1.07      .61       2.66       1.02

 Total from investment operations                         1.32       1.91       1.33      .74       2.84       1.16

Less Distributions

 From net investment income                               (.43)      (.23)      (.27)     (.18)     (.15)      -

 From net realized gain                                   (1.07)     -          -         (.37)     (.08)      -

 In excess of net realized gain                           -          -          (.09)     (.05)     -          -

 Total distributions                                      (1.50)     (.23)      (.36)     (.60)     (.23)      -

Net asset value, end of period                           $ 16.38    $ 16.56    $ 14.88   $ 13.91   $ 13.77    $ 11.16

TOTAL RETURN B, C                                         7.92%      12.99%     9.95%     5.39%     25.83%     11.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $ 3,457    $ 3,099    $ 2,850   $ 3,071   $ 1,243    $ 94

Ratio of expenses to average net assets                   .91% A     1.02%      1.03%     1.15%     1.19% F    1.64%
                                                                                                              A

Ratio of expenses to average net assets after expense     .89% A,    1.01%      1.02%     1.15%     1.19%      1.64%
reductions                                                G         G          G                              A

Ratio of net investment income to average net assets      2.50% A    2.51%      3.16%     2.64%     3.02%      3.50%
                                                                                                              A

Portfolio turnover rate                                   73% A      138%       119%      104%      97%        693%
                                                                                                              A

Average commission rate H                                $ .0025    $ .0027


A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E EFFECTIVE OCTOBER 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for contingent interest, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES - CONTINUED
resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $881,000 or 0.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,310,820,000 and $1,159,335,000, respectively, of which U.S. government and government agency obligations aggregated $207,061,000 and $444,428,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .61% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .25% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $227,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to
5. BANK BORROWINGS - CONTINUED
time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $16,365,000. The weighted average interest rate was 5.6%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $141,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $15,000 and $113,000, respectively, under these arrangements.
7. LITIGATION.
The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard C. Habermann, Vice President
George A. Vanderheiden, Vice President
John Todd, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H . Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
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Asset Manager: Growth
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Asset Manager: Income
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Fidelity Freedom Funds-
Income, 2000, 2010, 2020, 2030
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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
Tax Reporting 1-800-544-1877
TDD Service 1-800-544-0118
 (for the deaf and hearing impaired)
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
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 AUTOMATED LINE FOR QUICKEST SERVICE